UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980
MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Equities Plus Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (96.2%)
Agency Adjustable Rate Mortgages (20.2%)
Federal National Mortgage Association,
Adjustable Rate Mortgages:
1.35%, 7/1/36		$1,200	$1,241
4.03%, 3/1/36		1,208	1,233
5.36%, 7/1/36	(h)	1,200	1,241
6.26%, 7/1/35		1,175	1,206
			4,921
Collateralized Mortgage Obligations-Agency Collateral Series (2.9%)
Countrywide Alternative Loan Trust IO
Zero Coupon, 8/25/46		2,200	117
1.00%, 7/20/46	(h)	1,598	74
Countrywide Home Loan Mortgage Pass Through Trust IO
Zero Coupon, 2/25/35		2,830	67
1.45%, 9/25/34	(h)	2,999	71
1.63%, 2/25/35	(h)	3,120	86
Harborview Mortgage Loan Trust
IO
2.03%, 7/20/36	(h)	1,300	56
PO
7/25/46		@—	@—
Washington Mutual, Inc. IO
Zero Coupon, 7/25/46		12,500	119
Wamu Alternative Mortgage Pass-Through Certificates IO
1.25%, 6/25/46		3,605	119
			709
Finance (1.2%)
Popular North America, Inc.
5.65%, 4/15/09		55	54
USB Capital IX
6.19%, 12/31/49	(h)	60	59
Wachovia Capital Trust III
5.80%, 12/31/49	(h)	190	184
			297
Industrials (0.5%)
Telecom Italia Capital S.A.
4.00%, 11/15/08		65	62
Viacom, Inc.
5.75%, 4/30/11	(e)	60	59
			121
Mortgages - Other (71.3%)
American Home Mortgage Assets
5.55%, 5/25/46	(h)	997	998
Countrywide Alternative Loan Trust
5.55%, 7/25/46	(h)	949	950
5.65%, 11/20/35	(h)	964	967
5.84%, 2/25/36	(h)	992	1,004
6.18%, 11/25/35	(h)	976	997
Federal National Mortgage Association,
0.60%, 7/25/36		1,000	1,034
5.89%, 12/25/21	(h)	99	100
5.94%, 11/25/20	(h)	24	24
6.09%, 10/25/22	(h)	59	60
Federal Home Loan Mortgage Corporation,
5.85%, 10/15/22	(h)	59	59
5.90%, 3/15/22-10/15/22	(h)	138	138

Harborview Mortgage Loan Trust
5.58%, 9/19/35	(h)	1,221	1,227
5.59%, 1/19/36	(h)	983	986
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)	98	98
Lehman XS Trust
5.66%, 2/25/46	(h)	988	994
Luminent Mortgage Trust
5.55%, 5/25/46	(h)	937	942
5.57%, 5/25/36	(h)	981	984
5.60%, 2/25/46	(h)	982	983
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	(h)	957	960
Novastar Mortgage-Backed Notes
5.56%, 9/25/46	(h)	975	979
Residential Accredit Loans, Inc.
5.55%, 5/25/46	(h)	975	974
5.59%, 2/25/46	(h)	970	972
Structured Asset Mortgage Investments, Inc.
5.58%, 6/25/36	(h)	1,000	1,000
			17,430
Utilities (0.1%)
Kinder Morgan Finance Co.
5.70%, 1/5/16	(c)	40	35
Total Fixed Income Securities (Cost $23,465)			23,513

No. of
Contracts
Put Options Purchased (0.0%)
90 Day Euro (0.1%)
6/07 @ $94.25 (Cost $8)	32	14

	Face
	Amount
	(000)
Short-Term Investments (13.7%)
Short-Term Debt Securities held as Collateral on Loaned Securities (5.5%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)	42	42
AmSouth Bank,
5.30%, 7/3/06	(h)	83	83
Bank of America Corp.,
5.31%, 7/3/06	(h)	9	9
5.32%, 7/3/06	(h)	67	67
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)	21	21
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)	42	42
5.37%, 7/3/06	(h)	50	50
BNP Paribas plc, 5.14%, 8/21/06	(h)	42	42
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)	42	42
Five Finance, Inc., 5.33%, 7/3/06	(h)	42	42
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)	21	21
5.42%, 7/3/06	(h)	39	39
HSBC Finance Corp., 5.13%, 7/6/06	(h)	21	21
Lehman Brothers, Inc., 5.35%, 7/3/06		179	179
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)	21	21
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)	83	83
5.34%, 7/31/06	(h)	12	12
Merrill Lynch & Co., 5.07%, 7/26/06	(h)	22	22
National City Bank Cleveland,
5.32%, 7/3/06	(h)	39	39
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)	83	83
Nationwide Building Society,
5.55%, 9/28/06	(h)	48	48

Nordea Bank, New York,
5.31%, 7/3/06	(h)	62	62
Skandi New York, 5.14%, 7/10/06	(h)	42	42
SLM Corp., 5.27%, 7/20/06	(h)	42	42
Societe Generale, 5.36%, 7/3/06		12	12
Swedish National Housing Finance Co.,
5.02%, 7/18/06		72	72
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)	29	29
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)	8	8
5.31%, 7/3/06	(h)	62	62
			1,337
Repurchase Agreement (2.9%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $707	(f)	707	707
U.S. Treasury Security (5.3%)
U.S. Treasury Bill
4.70%, 7/13/06	(c)(j)	1,300	1,298
Total Short-Term Investments (Cost $3,342)			3,342
Total Investments+(109.9%) (Cost $26,815)
Including $1,335 of Securities Loaned			26,869
Liabilities in Excess of Other Assets (-9.9%)			(2,418)
Net Assets (100%)			$24,451

(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $1,335,000. This was secured by collateral of $1,337,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000.

The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
IO	Interest Only
PO	Principal Only
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $26,815,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $54,000 of which $65,000 related to appreciated securities and $11,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
	Number			Appreciation
	of	Value		(Depreciation)
	Contracts	(000)	Expiration Date	(000)
Long:
Eurodollar	13	$3,069	Sep-06	$(2)
S&P 500 E-mini Index
(U.S. Dollar)	76	24,309	Sep-06	107
S&P 500 Index
(U.S. Dollar)	2	128	Sep-06	2
U.S. Treasury
10 yr. Note	1	105	Sep-06	@—
U.S. Treasury
Long Bond	4	427	Sep-06	@—
Short:
U.S. Treasury
2 yr. Note	6	1,217	Sep-06	5
U.S. Treasury
5 yr. Note	9	931	Sep-06	5
				$117

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short-Debt Instruments (-7.4%)
Federal National Mortgage Association, TBA
5.50%. 7/15/36	$(850)	$(817)
6.00%, 7/25/36	(1,000)	(984)
(Total Proceeds $(1,811))		(1,801)

TBA	To Be Announced

Mid Cap Growth Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

			Value
	Shares		(000)
Common Stocks (97.4%)
Auto & Transportation (6.7%)
C.H. Robinson Worldwide, Inc.		1,175,277	$62,642
Expeditors International Washington, Inc.		1,353,426	75,806
			138,448
Consumer Discretionary (43.5%)
Abercrombie & Fitch Co., Class A		716,130	39,695
Activision, Inc.	(a)	3,319,476	37,776
Amazon.Com, Inc.	(a)	1,519,927	58,791
Apollo Group, Inc., Class A	(a)	779,164	40,259
AutoZone, Inc.	(a)	307,635	27,133
Choice Hotels International, Inc.		613,773	37,195
ChoicePoint, Inc.	(a)	886,410	37,025
Coach, Inc.	(a)	1,326,126	39,651
Corporate Executive Board Co.		841,920	84,360
Expedia, Inc.	(a)	1,211,947	18,143
Getty Images, Inc.	(a)	846,733	53,776
Grupo Televisa S.A. ADR		2,088,351	40,326
Intercontinental Hotels Group plc ADR		2,074,093	36,504
International Game Technology		864,093	32,784
Iron Mountain, Inc.	(a)	1,396,868	52,215
ITT Educational Services, Inc.	(a)	459,989	30,272
Lamar Advertising Co., Class A	(a)	559,615	30,141
Monster Worldwide, Inc.	(a)	1,459,964	62,282
Station Casinos, Inc.		789,011	53,716
Weight Watchers International, Inc.		413,193	16,896
Wendy’s International, Inc.		635,346	37,034
Wynn Resorts Ltd.	(a)	429,247	31,464
			897,438
Consumer Staples (2.1%)
Loews Corp. - Carolina Group (Tracking Stock)		856,755	44,012
Diversified (1.4%)
Leucadia National Corp.		443,834	12,956
St. Joe Co. (The)		323,530	15,057
			28,013
Energy - Other (8.4%)
Questar Corp.		266,305	21,435
Southwestern Energy Co.	(a)	1,141,433	35,567
Ultra Petroleum Corp.	(a)	1,973,998	116,999
			174,001
Financial Services (9.0%)
Brookfield Asset Management, Inc., Class A		1,074,657	43,653
Brown & Brown, Inc.		651,416	19,034
Calamos Asset Management, Inc., Class A		1,407,246	40,796
CB Richard Ellis Group, Inc., Class A	(a)	1,170,705	29,151
Chicago Mercantile Exchange Holdings, Inc.		72,150	35,436
Janus Capital Group, Inc.		922,184	16,507
			184,577
Health Care (7.5%)
Dade Behring Holdings, Inc.		1,134,861	47,256
Gen-Probe, Inc.	(a)	765,324	41,312
Stericycle, Inc.	(a)	736,690	47,958
Techne Corp.	(a)	367,579	18,717
			155,243
Materials & Processing (2.3%)
Florida Rock Industries, Inc.		538,456	26,745
MeadWestvaco Corp.		718,488	20,067
			46,812

Producer Durables (4.9%)
Desarrolladora Homex SA de CV. ADR	(a)	818,064	26,841
MDC Holdings, Inc.		334,744	17,383
NVR, Inc.	(a)	39,638	19,472
Pentair, Inc.		1,074,262	36,729
			100,425
Technology (8.3%)
Akamai Technologies, Inc.	(a)	1,348,559	48,804
Crown Castle International Corp.	(a)	1,589,239	54,892
Netease.com. ADR	(a)	868,007	19,383
Red Hat, Inc.	(a)	1,230,292	28,789
Tessera Technologies, Inc.	(a)	734,536	20,200
			172,068
Utilities (3.3%)
NII Holdings, Inc.	(a)	1,209,089	68,168
Total Common Stocks (Cost $1,681,722)			2,009,205

Face
Amount
(000)
Short-Term Investment (2.8%)
Repurchase Agreement (2.8%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06, repurchase price $57,418 (Cost $57,394)	$	(f)	57,394	57,394
Total Investments+(100.2%) (Cost $1,739,116)	2,066,599
Liabilities in Excess of Other Assets (-0.2%)	(4,333)
Net Assets (100%)	$2,062,266

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,739,116,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $327,483,000, of which $419,147,000 related to appreciated securities and $91,664,000 related to depreciated securities.

ADR	American Depositary Receipt

U.S. Mid Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

			Value
	Shares		(000)
Common Stocks (91.8%)
Consumer Discretionary (13.3%)
Dollar General Corp.		137,450	$1,921
H&R Block, Inc.		95,500	2,279
Newell Rubbermaid, Inc.		107,120	2,767
Office Depot, Inc.	(a)	66,550	2,529
OSI Restaurant Partners, Inc.		51,750	1,791
Snap-On, Inc.		74,120	2,996
Valassis Communications, Inc.	(a)	108,820	2,567
			16,850
Consumer Staples (8.3%)
Avon Products, Inc.		55,960	1,735
ConAgra Foods, Inc.		149,850	3,313
Tyson Foods, Inc., Class A		157,680	2,343
UST, Inc.		69,560	3,143
			10,534
Energy (4.1%)
Amerada Hess Corp.		61,020	3,225
Cameron International Corp.	(a)	40,350	1,927
			5,152
Financials (26.0%)
A.G. Edwards, Inc.		54,230	3,000
ACE Ltd.		67,270	3,403
Amvescap plc ADR		127,200	2,352
Charles Schwab Corp. (The)		178,850	2,858
Conseco, Inc.	(a)	53,840	1,244
Hudson City Bancorp, Inc.		242,090	3,227
Investors Financial Services Corp.		32,150	1,444
KKR Financial Corp. REIT		140,600	2,926
Lazard Ltd.		66,000	2,666
Marsh & McLennan Cos., Inc.		107,380	2,888
Northern Trust Corp.		52,520	2,904
PMI Group, Inc. (The)		93,370	4,162
			33,074
Health Care (8.1%)
Applera Corp. - Applied Biosystems Group (Tracking Stock)		150,820	4,879
Mylan Laboratories, Inc.		76,150	1,523
Tenet Healthcare Corp.	(a)	211,800	1,478
Watson Pharmaceuticals, Inc.	(a)	104,590	2,435
			10,315
Industrials (8.1%)
Goodrich Corp.		64,780	2,610
Manpower, Inc.		45,130	2,915
McDermott International, Inc.	(a)	22,700	1,032
Southwest Airlines Co.		228,070	3,734
			10,291
Information Technology (8.2%)
Cognos, Inc.	(a)	115,600	3,289
Diebold, Inc.		79,890	3,245
Extreme Networks, Inc.	(a)	285,900	1,189
Linear Technology Corp.		80,590	2,699
			10,422
Materials (9.7%)
Albemarle Corp.		53,740	2,573
International Flavors & Fragrances, Inc.		143,830	5,069
Nalco Holding Co.	(a)	110,800	1,953
Sealed Air Corp.		53,280	2,775
			12,370

Telecommunication Services (2.2%)
CenturyTel, Inc.		74,480	2,767
Utilities (3.8%)
Constellation Energy Group, Inc.		42,945	2,341
Wisconsin Energy Corp.		62,640	2,525
			4,866
Total Common Stocks (Cost $107,969)			116,641
Mutual Fund (0.9%)
StreetTRACKS Gold Trust
(Cost $880)	(a)	18,730	1,147

Face
Amount
(000)
Short-Term Investment (6.8%)
Repurchase Agreement (6.8%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06
repurchase price $8,677
(Cost $8,673)	$	(f)	8,673	8,673
Total Investments+(99.5%) (Cost $117,522)	126,461
Other Assets in Excess of Liabilities (0.5%)	695
Net Assets (100%)	$127,156

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $117,522,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,939,000 of which $15,309,000 related to appreciated securities and $6,370,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

U.S. Small Cap Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

			Value
	Shares		(000)
Common Stocks (95.2%)
Basic Resources (5.7%)
Albany International Corp., Class A		273,500	$11,594
Cytec Industries, Inc.		195,900	10,512
Hercules, Inc.	(a)	699,435	10,673
Rock-Tenn Co., Class A		628,200	10,020
			42,799
Beverage & Household Products (1.2%)
Elizabeth Arden, Inc.	(a)	494,700	8,845
Consumer Durables (1.6%)
General Cable Corp.	(a)	133,200	4,662
Jarden Corp.	(a)	250,900	7,640
			12,302
Consumer Services (7.7%)
ADVO, Inc.		452,500	11,136
Cenveo, Inc.	(a)	591,800	10,623
Intrawest Corp.		507,877	16,181
Jackson Hewitt Tax Service, Inc.		237,920	7,459
Live Nation, Inc.	(a)	202,800	4,129
Sinclair Broadcast Group, Inc., Class A		938,900	8,037
			57,565
Energy (6.3%)
Denbury Resources, Inc.	(a)	315,500	9,992
International Coal Group, Inc.	(a)	883,800	6,355
St. Mary Land & Exploration Co.		261,860	10,540
Superior Energy Services, Inc.	(a)	256,030	8,679
Universal Compression Holdings, Inc.	(a)	183,120	11,531
			47,097
Financial Services (17.9%)
Alabama National BanCorp.		58,400	3,980
Anthracite Capital, Inc. REIT		887,400	10,791
Central Pacific Financial Corp.		115,000	4,451
Conseco, Inc.	(a)	522,900	12,079
First Niagara Financial Group, Inc.		519,700	7,286
Greater Bay Bancorp.		162,800	4,680
Integra Bank Corp.		205,200	4,463
LaSalle Hotel Properties REIT		144,300	6,681
Max Re Capital Ltd.		432,440	9,444
MB Financial, Inc.		163,700	5,788
NYMAGIC, Inc.		156,200	4,538
Parkway Properties, Inc. REIT		156,188	7,107
Platinum Underwriters Holdings Ltd.		293,900	8,223
ProAssurance Corp.	(a)	148,751	7,167
Provident Bankshares Corp.		117,800	4,287
Provident New York Bancorp., Inc.		338,600	4,476
TAL International Group, Inc.	(a)	261,100	6,292
Triad Guaranty, Inc.	(a)	215,200	10,519
United America Indemnity Ltd., Class A	(a)	593,530	12,369
			134,621
Food & Tobacco (4.3%)
Corn Products International, Inc.		380,900	11,656
Delta & Pine Land Co.		260,800	7,667
NBTY, Inc.	(a)	540,300	12,919
			32,242

Health Care (5.0%)
Apria Healthcare Group, Inc.	(a)	867,400	16,394
Bio-Rad Laboratories, Inc., Class A	(a)	173,600	11,273
Magellan Health Services, Inc.	(a)	71,400	3,235
West Pharmaceutical Services, Inc.		174,500	6,331
			37,233
Heavy Industry & Transportation (24.3%)
AAR Corp.	(a)	108,900	2,421
ACCO Brands Corp.	(a)	771,300	16,891
Acuity Brands, Inc.		287,860	11,201
American Commercial Lines, Inc.	(a)	139,400	8,399
Brink’s Co. (The)		189,000	10,661
CIRCOR International, Inc.		327,572	9,988
DRS Technologies, Inc.		309,500	15,088
Gartner, Inc.	(a)	494,600	7,023
Geo Group, Inc. (The)	(a)	491,200	17,217
Gevity HR, Inc.		415,500	11,032
Hudson Highland Group, Inc.	(a)	453,200	4,890
Laidlaw International, Inc.		513,300	12,935
MAXIMUS, Inc.		573,300	13,272
Moog, Inc., Class A	(a)	271,700	9,298
Pacer International, Inc.		460,600	15,006
ProQuest Co.	(a)	511,400	6,285
Watts Water Technologies, Inc., Class A		300,500	10,082
			181,689
Retail (6.3%)
AFC Enterprises, Inc.	(a)	751,800	9,586
Central Garden & Pet Co.	(a)	86,014	3,703
Denny’s Corp.	(a)	2,334,200	8,613
Lithia Motors, Inc.		270,855	8,212
Maidenform Brands, Inc.	(a)	593,619	7,319
Stage Stores, Inc.		286,700	9,461
			46,894
Technology (10.3%)
Belden CDT, Inc.		584,550	19,319
Electronics for Imaging, Inc.	(a)	546,500	11,411
Hummingbird Ltd.	(a)	249,625	6,855
Intergraph Corp.	(a)	234,300	7,378
Keane, Inc.	(a)	479,700	5,996
Methode Electronics, Inc.		439,800	4,622
MSC.Software Corp.	(a)	782,000	13,998
Tekelec	(a)	635,600	7,850
			77,429
Utilities (4.6%)
AGL Resources, Inc.		242,300	9,236
Avista Corp.		285,921	6,528
PNM Resources, Inc.		276,450	6,900
Syniverse Holdings, Inc.	(a)	383,600	5,639
UGI Corp.		262,500	6,463
			34,766
Total Common Stocks (Cost $639,196)			713,482

Face
Amount
(000)
Short-Term Investment (4.9%)
Repurchase Agreement (4.9%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06
repurchase price $36,968 (Cost $36,952)	$	(f)	36,952	36,952

Total Investments+(100.1%) (Cost $676,148)	750,434
Liabilities in Excess of Other Assets (-0.1%)	(613)
Net Assets (100%)	$749,821

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $676,148,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $74,286,000 of which $114,879,000 related to appreciated securities and $40,593,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Value Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Shares		Value (000)
Common Stocks (96.0%)
Consumer Discretionary (11.5%)
CBS Corp., Class B		49,150	$1,329
Clear Channel Communications, Inc.	(c)	379,800	11,755
Comcast Corp., Class A	(a)	286,300	9,373
Federated Department Stores, Inc.		62,720	2,296
Gannett Co., Inc.		37,300	2,086
Liberty Media Holding Corp.	(a)	197,600	3,411
Liberty Media Holding Corp., Class A	(a)(c)	39,500	3,309
Live Nation, Inc.	(a)(c)	1	@ —
News Corp., Inc.	(c)	213,500	4,308
Time Warner, Inc.		492,300	8,517
Viacom, Inc., Class B	(a)	157,750	5,654
Walt Disney Co.		293,600	8,808
			60,846
Consumer Staples (11.4%)
Altria Group, Inc.		135,800	9,972
Anheuser-Busch Cos., Inc.		65,550	2,988
Cadbury Schweppes plc ADR		6,000	233
Coca-Cola Co. (The)		214,400	9,223
Kimberly-Clark Corp.		148,900	9,187
Kraft Foods, Inc., Class A	(c)	230,700	7,129
Unilever N.V. (NY Shares)		437,100	9,857
Wal-Mart Stores, Inc.		246,700	11,884
			60,473
Energy (0.9%)
Total S.A. ADR		71,400	4,678
Financials (26.9%)
Aflac, Inc.		44,200	2,049
AMBAC Financial Group, Inc.		23,400	1,898
American International Group, Inc.		61,000	3,602
Bank of America Corp.		377,000	18,134
Bank of New York Co., Inc. (The)		150,800	4,856
Barclays plc ADR	(c)	18,000	833
Berkshire Hathaway, Inc., Class B	(a)(c)	950	2,891
Chubb Corp.		186,880	9,325
Citigroup, Inc.		374,000	18,042
Fannie Mae		47,500	2,285
Freddie Mac		333,400	19,007
Genworth Financial, Inc.		49,600	1,728
Hartford Financial Services Group, Inc.		12,100	1,024
JPMorgan Chase & Co.		118,300	4,968
Merrill Lynch & Co., Inc.		70,400	4,897
Metlife, Inc.		67,200	3,441
PNC Financial Services Group, Inc.		102,600	7,199
St. Paul Travelers Cos., Inc. (The)		101,015	4,503
SunTrust Banks, Inc.		30,800	2,349
Torchmark Corp.	(c)	69,900	4,244
U.S. Bancorp		68,900	2,128
Wachovia Corp.		175,000	9,464
Wells Fargo & Co.		196,000	13,148
			142,015
Health Care (17.3%)
Abbott Laboratories		127,000	5,538
Boston Scientific Corp.	(a)	204,100	3,437
Bristol-Myers Squibb Co.		696,400	18,009
Cardinal Health, Inc.		62,500	4,020
Eli Lilly & Co.		19,100	1,056
GlaxoSmithKline plc ADR	(c)	391,200	21,829
Pfizer, Inc.		314,100	7,372
Roche Holding AG ADR		103,600	8,604
Sanofi-Aventis ADR	(c)	120,000	5,844
Schering-Plough Corp.		432,000	8,221
Wyeth		174,300	7,741
			91,671

Industrials (0.9%)
General Electric Co.		83,700	2,759
Southwest Airlines Co.		138,700	2,270
			5,029
Information Technology (5.9%)
Accenture Ltd., Class A		19,600	555
Affiliated Computer Services, Inc., Class A	(a)	30,287	1,563
Cisco Systems, Inc.	(a)	158,500	3,096
Dell, Inc.	(a)	198,400	4,843
First Data Corp.		58,400	2,630
Flextronics International Ltd.	(a)	99,600	1,058
Hewlett-Packard Co.		49,100	1,556
Intel Corp.		314,600	5,962
International Business Machines Corp.		32,000	2,458
KLA-Tencor Corp.		51,700	2,149
McAfee, Inc.	(a)(c)	52,500	1,274
Microsoft Corp.		82,500	1,922
Nokia Oyj ADR		48,300	979
Telefonaktiebolaget LM Ericsson ADR	(c)	32,700	1,080
			31,125
Materials (9.6%)
Alcoa, Inc.		442,500	14,319
Dow Chemical Co. (The)		28,000	1,093
E.I. du Pont de Nemours & Co.		265,000	11,024
International Paper Co.	(c)	634,323	20,489
Rohm & Haas Co.		74,100	3,714
			50,639
Telecommunication Services (10.4%)
AT&T, Inc.		855,900	23,871
Embarq Corp.	(a)	24,470	1,003
Sprint Nextel Corp.		514,300	10,281
Verizon Communications, Inc.		592,000	19,826
			54,981
Utilities (1.2%)
American Electric Power Co., Inc.		103,400	3,541
FirstEnergy Corp.		39,900	2,163
FPL Group, Inc.	(c)	13,700	567
			6,271
Total Common Stocks (Cost $482,570)			507,728

	Face Amount (000)
Short-Term Investments (8.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.8%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)	782	782
AmSouth Bank, 5.30%, 7/3/06	(h)	1,565	1,565
Bank of America Corp.,
5.31%, 7/3/06	(h)	172	172
5.32%, 7/3/06	(h)	1,252	1,252
Bank of New York Co., Inc., 5.16%, 7/10/06	(h)	391	391
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)	782	782
5.37%, 7/3/06	(h)	939	939
BNP Paribas plc, 5.14%, 8/21/06	(h)	782	782
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06	(h)	798	798
Five Finance, Inc., 5.33%, 7/3/06	(h)	782	782
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)	391	391
5.42%, 7/3/06	(h)	736	736
HSBC Finance Corp., 5.13%, 7/6/06	(h)	391	391
Lehman Brothers, Inc., 5.35%, 7/3/06		3,368	3,368
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)	391	391
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)	235	235
5.34%, 7/31/06	(h)	1,565	1,565
Merrill Lynch & Co., 5.07%, 7/26/06	(h)	412	412
National City Bank Cleveland, 5.32%, 7/3/06	(h)	743	743
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)	1,565	1,565

Nationwide Building Society, 5.55%, 9/28/06	(h)	908	908
Nordea Bank, New York, 5.31%, 7/3/06	(h)	1,174	1,174
Skandi New York, 5.14%, 7/10/06	(h)	782	782
SLM Corp., 5.27%, 7/20/06	(h)	782	782
Societe Generale, 5.36%, 7/3/06		235	235
Swedish National Housing Finance Co., 5.02%, 7/18/06		1,360	1,360
Unicredito Italiano Bank (Ireland) plc, 5.16%, 7/10/06	(h)	548	548
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)	157	157
5.31%, 7/3/06	(h)	1,174	1,174
			25,162
Repurchase Agreement (3.6%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $19,343	(f)	19,335	19,335
Total Short-Term Investments (Cost $44,497)			44,497
Total Investments+(104.4%) (Cost $527,067)—
Including $24,891 of Securities Loaned			552,225
Liabilities in Excess of Other Assets (-4.4%)			(23,502)
Net Assets (100%)			$528,723

(a)	Non-income producing security.
(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $24,891,000. This was secured by collateral of $25,162,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
@	Face Amount/Value less than $500.
ADR	American Depositary Receipt
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $527,067,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $25,158,000 of which $41,648,000 related to appreciated securities and $16,490,000 related to depreciated securities.

Advisory Foreign Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (42.8%)
Austria (5.0%)
Republic of Austria
5.00%, 1/15/08	EUR	2,000	$2,613
5.88%, 7/15/06		195	250
			2,863
Belgium (4.8%)
Kingdom of Belgium
4.75%, 9/28/06		1,020	1,309
5.75%, 3/28/08		1,100	1,458
			2,767
Denmark (0.4%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	1,425	244
France (4.8%)
Government of France B.T.A.N.
3.00%, 7/12/08	EUR	2,000	2,529
3.75%, 1/12/07		190	244
			2,773
Mexico (23.0%)
Mexican Bonos
10.00%, 12/5/24	MXN	142,885	13,198
Netherlands (4.8%)
Netherlands Government
2.50%, 1/15/08	EUR	2,000	2,520
3.00%, 7/15/06		200	256
			2,776
Total Fixed Income Securities (Cost $25,334)			24,621
Short-Term Investment (52.2%)
Repurchase Agreement (52.2%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $30,002 (Cost $29,989)	$ (f)	29,989	29,989
Total Investments+(95.0%) (Cost $55,323)			54,610
Other Assets in Excess of Liabilities (5.0%)			2,881
Net Assets (100%)			$57,491

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $55,323,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $713,000, of which $352,000 related to appreciated securities and $1,065,000 related to depreciated securities.

DKK	Danish Krone
EUR	Euro
MXN	Mexican Peso

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
DKK	1,465	$252	8/30/06	USD	252	$252	$ @—
EUR	1,614	2,076	9/27/06	USD	2,034	2,034	(42)
EUR	7,005	9,011	9/27/06	USD	8,829	8,829	(182)
		$11,339				$11,115	$(224)

USD - United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Schatz 2yr.	220	$29,262	Sep-06	$(56,524)
(Germany)

@             Face Amount/Value is less than $500.

Advisory Foreign Fixed Income II Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (45.9%)
Austria (4.8%)
Republic of Austria
5.88%, 7/15/06	EUR	40	$51
Belgium (26.2%)
Kingdom of Belgium
4.75%, 9/28/06	215		276
Denmark (5.3%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	320	55
France (4.8%)
Government of France B.T.A.N.
3.75%, 1/12/07	EUR	40	51
Netherlands (4.8%)
Netherlands Government
3.00%, 7/15/06	40		51
Total Fixed Income Securities (Cost $481)			484
Short-Term Investment (44.2%)
Repurchase Agreement (44.2%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $466 (Cost $466)	$	(f) 466	466
Total Investments+(90.1%) (Cost $947)			950
Other Assets in Excess of Liabilities (9.9%)			105
Net Assets (100%)			$1,055

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $947,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $3,000, of which $8,000 related to appreciated securities and $5,000 related to depreciated securities.

DKK	Danish Krone
EUR	Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
DKK	355	$61	8/30/06	USD	61	$61	$ @—
EUR	334	430	9/27/06	USD	421	421	(9)
		$491				$482	$(9)

USD - United States Dollar

@— Amount is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro Schatz 2yr.	4	$532	Sep-06	$(1)
(Germany)

Advisory Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (112.6%)
Agency Adjustable Rate Mortgages (1.3%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.38%, 5/20/24 - 4/20/26	$19,278	$19,317
4.75%, 7/20/25 - 9/20/27	5,161	5,178
5.13%, 10/20/25 - 12/20/27	6,715	6,756
5.38%, 1/20/25 - 2/20/28	10,788	10,840
		42,091
Agency Fixed Rate Mortgages (42.9%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
8.00%, 3/1/07 - 7/1/08	19	19
8.25%, 11/1/07 - 7/1/08	2	2
8.75%, 4/1/08	5	5
9.00%, 10/1/16	21	23
9.50%, 10/1/16 - 3/1/20	1,090	1,184
10.00%, 1/1/09 - 12/1/20	2,760	2,979
10.25%, 1/1/09 - 12/1/11	17	18
10.50%, 11/1/08 - 12/1/20	1,399	1,511
11.00%, 2/1/11 - 9/1/20	796	867
11.25%, 6/1/10 - 12/1/15	11	12
11.50%, 12/1/09 - 9/1/19	534	576
11.75%, 8/1/14 - 4/1/15	38	41
12.00%, 2/1/10 - 7/1/20	622	680
12.50%, 10/1/09 - 6/1/15	78	86
13.00%, 9/1/10 - 11/1/13	3	3
13.50%, 2/1/10	2	2
Gold Pools:
5.50%, 7/15/21-8/15/21	173,400	170,036
6.00%, 10/1/28 - 12/1/28	554	548
6.50%, 5/1/21 - 11/1/33	6,450	6,513
7.00%, 12/1/26 - 11/1/32	19,985	20,484
7.50%, 2/1/23 - 1/1/34	41,961	43,466
8.00%, 5/1/20 - 12/1/31	19,689	20,775
8.50%, 10/1/10 - 7/1/31	46,934	50,377
9.00%, 10/1/17 - 1/1/31	3,932	4,248
9.50%, 11/1/16 - 12/1/22	1,580	1,715
10.00%, 6/1/17 - 4/1/25	1,136	1,228
10.50%, 7/1/19 - 3/1/21	426	467
11.00%, 7/1/17 - 9/1/20	329	354
11.50%, 1/1/16 - 6/1/20	161	174
12.00%, 6/1/20	394	425
12.50%, 7/1/19	11	12
Federal National Mortgage Association, Conventional Pools:
3.77%, 6/1/34	51	51
4.50%, 8/1/18	421	399
5.50%, 3/1/17	435	428
6.00%, 4/1/13 - 1/1/29	601	599
6.50%, 1/1/24 - 4/1/34	71,663	72,330
6.67%, 4/1/36	(h) 34,681	36,242
7.00%, 6/1/09 - 7/1/36	458,459	469,455
7.50%, 10/1/12 - 7/25/35	102,866	106,495
8.00%, 3/1/07 - 4/1/33	70,089	74,009
8.50%, 5/1/08 - 5/1/32	63,573	68,359
9.00%, 6/1/18 - 4/1/26	1,695	1,824
9.50%, 7/1/16 - 4/1/30	8,349	9,107
10.00%, 9/1/10 - 11/1/25	7,712	8,400
10.50%, 10/1/11 - 6/1/27	2,149	2,344
10.75%, 10/1/11	24	26
11.00%, 10/1/13 - 7/1/25	574	626
11.50%, 9/1/11 - 8/1/25	1,130	1,225
12.00%, 1/1/13 - 8/1/20	430	466
12.50%, 2/1/11 - 9/1/15	600	661

Government National Mortgage Association, Various Pools:
5.50%, 12/15/32		61	59
6.50%, 10/15/10		29	29
7.00%, 7/15/31		196	202
8.50%, 7/15/08 - 3/15/20		2,115	2,262
9.00%, 11/15/16 - 11/15/24		12,199	13,090
9.50%, 7/15/09 - 10/15/24		28,937	31,447
10.00%, 11/15/09 - 2/15/26		42,849	46,920
10.50%, 4/15/13 - 4/15/25		9,256	10,189
11.00%, 12/15/09 - 4/15/21		12,510	13,616
11.50%, 3/15/10 - 11/15/19		774	850
12.00%, 11/15/12 - 5/15/16		1,675	1,860
12.50%, 5/15/10 - 4/15/19		118	130
13.00%, 1/15/11 - 10/15/13		46	51
13.50%, 5/15/10 - 5/15/13		59	66
August TBA
7.00%, 8/25/36	(i)	53,750	54,943
			1,357,590
Asset Backed Corporates (1.9%)
American Express Credit Account Master Trust
5.31%, 9/15/09	(h)	1,600	1,602
Bear Stearns Asset Backed Securities, Inc.
5.52%, 9/25/34	(h)	317	318
Capital Auto Receivables Asset Trust
5.28%, 1/15/08	(h)	521	522
GE Capital Credit Card Master Note Trust
5.24%, 9/15/10	(h)	900	901
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/08	(h)	850	851
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10		105	102
J.P. Morgan Chase Commercial Mortgage Securities Corp.
5.38%, 4/16/19	(e)(h)	149	149
MBNA Credit Card Master Note Trust
5.31%, 8/17/09		1,800	1,803
Residential Asset Securities Corp.
5.58%, 6/25/46	(h)	37,925	37,925
SLM Student Loan Trust
5.12%, 10/25/12 - 4/25/13	(h)	1,214	1,214
TERRA 2006 1A A1
5.33%, 6/15/17	(e)	15,343	15,343
Wells Fargo Home Equity Trust
5.49%, 2/25/18	(h)	41	41
			60,771
Collateralized Mortgage Obligations- Agency Collateral Series (5.4%)
Bank of America Funding Corp.
1.23%, 9/20/35		191,883	4,797
Countrywide Alternative Loan Trust
0.00%, 3/20/46		215,373	9,976
0.86%, 11/20/35		494,194	12,044
IO
1.92%, 12/20/35	(e)(h)	229,027	11,495
0.48%, 2/25/37		194,964	10,661
Countrywide Home Loan Mortgage Pass Through Trust IO
0.00%, 2/25/35		144,196	2,973
Federal Home Loan Mortgage Corporation
Inv FI IO
0.75%, 3/15/24	(h)	47,122	754
2.80%, 6/15/28-3/15/32	(h)	6,590	203
3.20%, 12/15/27	(h)	846	4
3.30%, 9/15/30	(h)	2,870	219
3.79%, 12/15/23	(h)	3,121	318
21.00%, 11/15/07	(h)	31	3
Inv FI IO PAC
4.35%, 3/15/08	(h)	209	5
5.49%, 2/15/08	(h)	370	9
Inv FI IO REMIC
2.30%, 8/15/30	(h)	126	4
IO
5.00%, 6/15/17		419	49
5.50%, 1/15/29 - 8/15/30		15,942	1,617

6.00%, 5/1/31		1,649	368
6.50%, 4/1/28 - 5/15/33		2,423	610
7.00%, 8/15/30 - 3/1/32		6,305	1,623
7.50%, 4/1/28 - 8/15/30		3,353	909
8.00%, 10/15/12 - 6/1/31		10,741	2,596
IO PAC
1.00%, 2/15/27		5,857	165
6.00%, 4/15/32		453	70
7.00%, 9/15/27		75	17
IO REMIC
10.00%, 5/1/20 - 6/1/20		101	33
PAC
8.55%, 1/15/21		43	43
9.50%, 4/15/20		169	169
9.60%, 4/15/20		151	150
9.90%, 10/15/19		729	766
10.00%, 5/15/20 - 6/15/20		706	705
REMIC
5.75%, 9/15/07	(h)	125	125
Federal National Mortgage Association
5.74%, 12/25/08	(h)	315	316
6.18%, 11/25/35	(h)	36,069	36,830
6.52%, 7/25/08		21	21
Inv Fl IO
1.08%, 7/25/34	(h)	37,372	744
2.78%, 12/25/29	(h)	160	2
2.30%, 2/17/31	(h)	330	16
2.88%, 10/25/28	(h)	4,387	157
2.72%, 7/18/27	(h)	1,159	51
3.18%, 7/25/30 - 8/25/30	(h)	2,982	148
3.25%, 11/18/30	(h)	1,702	123
3.30%, 10/18/30	(h)	479	23
3.28%, 10/25/29	(h)	996	33
4.49%, 10/25/07	(h)	537	9
Inv Fl IO REMIC
30.76%, 9/25/20	(h)	204	314
35.16%, 9/25/22	(h)	295	269
IO
5.00%, 2/25/15		727	29
5.50%, 3/25/17 - 6/25/26		1,270	74
6.00%, 8/25/32 - 7/25/33		23,396	5,611
6.50%, 7/25/09 - 5/25/33		27,113	6,828
7.00%, 4/1/32 - 5/25/33		22,561	5,911
7.50%, 4/1/27 - 1/1/32		7,805	2,142
8.00%, 2/1/23 - 12/1/31		32,864	8,084
8.50%, 10/1/24 - 10/1/25		6,065	1,881
9.00%, 11/1/26		3,184	944
9.50%, 9/1/18		1	@—
460.80%, 12/25/21	(h)	@—	3
810.00%, 6/25/21		@—	1
IO PAC
8.00%, 8/18/27 - 9/18/27		9,870	2,259
1,008.00%, 9/25/20		@—	8
1,159.20%, 7/25/21		@—	5
IO REMIC PAC
8.00%, 8/18/27		1,538	357
PAC
8.50%, 9/25/20		69	74
8.75%, 11/25/19		10	11
Government National Mortgage Association
Inv Fl IO
2.75%, 9/16/27		97	5
2.79%, 4/16/29		15,757	707
2.88%, 5/20/31		3,651	219
3.34%, 12/16/29		1,033	75
3.39%, 8/16/29		18,862	1,242
Greenpoint Mortgage Funding Trust
0.00%, 6/25/45		130,059	3,047
Harborview Mortgage Loan Trust

IO
1.01%, 5/19/35	(h)	261,478	6,330
1.34%, 3/19/37	(h)	98,502	4,833
1.94%, 1/19/36	(h)	110,574	3,041
2.00%, 10/20/45	(h)	122,545	5,821
PO
1/19/36 - 10/20/45		1,012	203
Indymac Index Mortgage Loan Trust
IO
0.30%, 7/25/35	(h)	159,799	4,943
PO
7/7/35		@—	@—
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		19	4
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)	41,617	4,408
			171,636
Mortgages - Other (27.0%)
American Express Co.
9.63%, 12/1/12	(d)(l)	93	93
American Home Mortgage
5.55%, 5/25/46	(h)	52,975	52,983
American Housing Trust
9.55%, 9/25/20		931	928
California Federal Savings & Loan Association
8.80%, 1/25/14	(d)(l)	2	2
Countrywide Alternative Loan Trust
5.53%, 11/20/35	(h)	27,007	27,121
5.56%, 11/20/35	(h)	25,135	25,236
5.61%, 8/25/45	(h)	29,123	29,243
5.84%, 2/25/36	(h)	40,488	41,005
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 4/25/36	(h)	37,124	37,183
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 4/19/45	(h)	39,306	39,306
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(l)	27	27
GSR Mortgage Loan Trust
1.74%, 3/25/36		114,810	4,825
Harborview Mortgage Loan Trust
5.49%, 3/19/37		27,985	28,033
5.54%, 7/19/45		8,049	8,076
5.57%, 7/20/46		27,475	27,475
5.63%, 11/19/35		25,372	25,568
Household Bank
8.24%, 7/1/08	(d)(l)	1	1
Indymac Index Mortgage Loan Trust
5.60%, 7/25/35		7,485	7,546
Luminent Mortgage Capital Inc
5.55%, 5/25/46		24,993	25,072
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46		25,602	25,674
Residential Accredit Loans, Inc.
5.58%, 2/25/46	(h)	14,330	14,348
5.59%, 2/25/46		13,429	13,487
Ryland Acceptance Corp. IV
6.65%, 7/1/11		568	567
Structured Asset Mortgage Investments, Inc.
5.41%, 7/25/36		45,219	45,219
5.51%, 2/25/36	(h)	29,826	29,849
5.59%, 4/25/36		52,125	52,157
5.62%, 5/25/36		24,560	24,643
5.63%, 2/25/36		57,314	57,506
Wamu Alternative Mortgage Pass-Through Certificates
5.08%, 5/25/46	(h)	29,405	29,336
5.08%, 4/25/46	(h)	31,049	31,344
Washington Mutual, Inc.
5.58%, 10/25/44	(h)	252	253
5.58%, 10/25/45	(h)	28,300	28,376
5.59%, 4/25/45	(h)	25,924	25,965
5.61%, 8/25/45	(h)	16,780	16,841

5.68%, 7/25/45	(h)	21,843	21,907
5.57%, 12/25/45	(h)	21,976	21,999
Zuni Mortgage Loan Trust
5.48%, 8/25/36		36,125	36,125
			855,319
U.S. Treasury Securities (34.1%)
U.S. Treasury Strips
IO
3.08%, 5/15/21	(c)	335,650	152,667
3.69%, 5/15/21	(c)	470,185	212,932
4.52%, 2/15/17	(c)	65,000	37,456
4.63%, 2/15/20	(c)	413,010	200,718
4.68%, 5/15/16		10,000	5,997
4.99%, 5/15/19	(c)	148,300	75,088
5.12%, 8/15/20		68,300	32,236
5.19%, 8/15/19		125,000	62,611
5.24%, 2/15/19		75,000	38,527
5.26%, 2/15/21	(c)	161,850	74,492
5.34%, 11/15/19	(c)	88,400	43,534
5.37%, 8/15/18	(c)	49,250	26,099
5.58%, 5/15/20		247,000	118,140
			1,080,497
Total Fixed Income Securities (Cost $3,764,979)			3,567,904

Shares
Preferred Stock (1.0%)
Mortgages — Other
Home Ownership Funding Corp. 13.33%, (Cost $31,068)	(e)	153,475	30,997

No. of
Contracts
Put Options Purchased (0.1%)
90 Day Euro (0.1%)
6/7 @ $94.25 (Cost $2,206)	9	3,661

	Face Amount
	(000)
Short-Term Investments (2.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (2.1%)
Alliance & Leicester plc, 5.13%, 7/10/06	$	(h)	2,057	$2,057
AmSouth Bank, 5.30%, 7/3/06		(h)	4,114	4,114
Bank of America Corp.,
5.31%, 7/3/06		(h)	453	453
5.32%, 7/3/06		(h)	3,291	3,291
Bank of New York Co., Inc., 5.16%, 7/10/06		(h)	1,029	1,029
Bear Stearns & Co, Inc.,
5.20%, 7/17/06		(h)	2,057	2,057
5.37%, 7/3/06		(h)	2,469	2,469
BNP Paribas plc, 5.14%, 8/21/06		(h)	2,057	2,057
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06		(h)	2,098	2,098
Five Finance, Inc., 5.33%, 7/3/06		(h)	2,057	2,057
Goldman Sachs Group, Inc.,
5.22%, 7/17/06		(h)	1,029	1,029
5.42%, 7/3/06		(h)	1,934	1,934
HSBC Finance Corp., 5.13%, 7/6/06		(h)	1,029	1,029
Lehman Brothers, Inc., 5.35%, 7/3/06			8,855	8,855
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06		(h)	1,028	1,028
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06		(h)	617	617
5.34%, 7/31/06		(h)	4,114	4,114
Merrill Lynch & Co., 5.07%, 7/26/06		(h)	1,082	1,082
National City Bank Cleveland, 5.32%, 7/3/06		(h)	1,954	1,954
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06		(h)	4,114	4,114
Nationwide Building Society, 5.55%, 9/28/06		(h)	2,386	2,386
Nordea Bank, New York, 5.31%, 7/3/06		(h)	3,086	3,086
Skandi New York, 5.14%, 7/10/06		(h)	2,057	2,057
SLM Corp., 5.27%, 7/20/06		(h)	2,057	2,057
Societe Generale, 5.36%, 7/3/06			617	617
Swedish National Housing Finance Co., 5.02%, 7/18/06			3,576	3,576
Unicredito Italiano Bank (Ireland) plc, 5.16%, 7/10/06		(h)	1,440	1,440
Wells Fargo Bank N.A.,
5.30%, 7/3/06		(h)	411	411

5.31%, 7/3/06	(h)	3,086	3,086
			66,154
U.S. Treasury Securities (0.1%)
U.S. Treasury Bill
4.37%, 7/13/06 (Cost $3,919)	(j)	3,925	3,919
Total Short-Term Investments (Cost $70,073)			70,073
Total Investments+ (115.9%) (Cost $3,868,326)
Including $66,632 of Securities Loaned			3,672,635
Liabilities in Excess of Other Assets (-15.9%)			(504,223)
Net Assets (100%)			$3,168,412

(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $66,632,000. This was secured by collateral of $66,154,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,153,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held $123,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
@	Face Amount/Value is less than $500.
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $3,868,326,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $195,691,000 of which $34,585,000 related to appreciated securities and $230,276,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10 yr. Note	5,746	$602,522	Sep-06	$(1,982)

U.S. Treasury
2 yr. Note	429	86,993	Sep-06	(50)

U.S. Treasury
Long Bond	158	16,852	Sep-06	28
				$(2,004)

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association TBA
7.00%, 7/25/36 (Total Proceeds $(186,554))	$(182,300)	$(186,516)

Core Plus Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (99.6%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.375%,1/20/25-2/20/27	$	(h)	6,373	$6,389
4.75%, 7/20/25-9/20/27		(h)	1,500	1,505
5.125%, 10/20/25- 12/20/27		(h)	2,108	2,120
5.375%, 1/20/25-1/20/28		(h)	6,779	6,813
				16,860
Agency Fixed Rate Mortgages (25.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 2/1/10-11/1/20			1,560	1,699
10.50%, 8/1/09-10/1/20			422	453
11.00%, 12/1/10-9/1/20			439	480
11.25%, 10/1/11-12/1/15			186	200
11.50%, 1/1/11-12/1/15			6	7
11.75%, 12/1/17-4/1/19			24	26
12.00%, 10/1/09-2/1/15			19	20
13.00%, 6/1/19			9	10
14.75%, 3/1/10			2	2
Gold Pools:
6.50%, 3/1/16-8/1/33			2,175	2,199
7.00%, 10/1/28-7/1/32			2,652	2,720
7.50%, 8/1/22-10/1/32			15,030	15,570
8.00%, 11/1/25-10/1/31			4,202	4,437
8.50%, 3/1/09-8/1/31			8,966	9,623
9.00%, 7/1/17			667	714
9.50%, 1/1/21-12/1/22			761	824
10.00%, 6/1/17-3/1/21			505	555
10.50%, 4/1/21			274	293
July TBA
5.50%, 7/1/20		(i)	3,350	3,286
August TBA
5.50%, 8/15/20		(i)	71,950	70,511
Federal National Mortgage Association,
Conventional Pools:
0.78%, 5/1/36		(h)	21,116	21,822
5.36%, 7/1/36		(h)	13,829	14,300
6.40%, 4/1/36		(h)	13,402	13,850
6.50%, 11/1/23-12/1/33			31,510	31,810
7.00%, 11/1/13-2/1/36			239,249	244,985
7.50%, 11/1/22-9/1/35			36,880	38,200
8.00%, 3/1/07-10/1/32			27,985	29,529
8.50%, 11/1/08-9/1/31			24,890	26,778
9.00%, 12/1/08-1/1/21			1,671	1,762
9.50%, 11/1/13-2/1/27			6,470	7,022
10.00%, 9/1/10-10/1/25			1,112	1,206
10.50%, 3/1/13-7/1/25			994	1,089
11.00%, 11/1/20			161	176
11.50%, 1/1/13-2/1/20			259	283
12.00%, 11/1/15			317	346
12.50%, 9/1/15			57	62
July TBA
7.50%, 7/25/35		(i)	11,600	11,995
August TBA
7.00%, 8/25/36		(i)	9,650	9,864

Government National Mortgage Association, Various Pools:
9.00%, 12/15/21		2,459	2,649
9.50%, 8/15/09-12/15/19		2,393	2,597
10.00%, 11/15/09-1/15/26		16,442	18,008
10.50%, 12/15/14-4/15/25		1,806	1,985
11.00%, 12/15/09-2/15/25		4,431	4,848
11.50%, 4/15/13-4/20/19		105	118
12.00%, 3/15/11-11/15/19		2,044	2,283
12.50%, 6/15/10-12/15/13		10	11
			601,174
Asset Backed Corporates (15.3%)
ACE Securities Corp.
5.64%, 5/25/34	(h)	7,679	7,711
Aegis Asset Backed Securities Trust
5.42%, 8/25/35	(h)	4,032	4,035
American Express Credit Account Master Trust
5.31%, 11/16/09-12/15/09	(h)	34,375	34,430
Asset Backed Funding Certificates
5.40%, 1/25/35	(h)	626	627
Bayview Financial Acquisition Trust
5.84%, 9/28/43	(h)	2,383	2,385
Bear Stearns Asset Backed Securities, Inc.
5.52%, 9/25/34	(h)	6,288	6,296
5.54%, 3/25/35	(h)	10,077	10,087
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		7,725	7,658
5.28%, 1/15/08	(h)	5,866	5,872
Carrington Mortgage Loan Trust
5.40%, 6/25/35	(h)	1,291	1,292
5.44%, 10/25/35	(h)	9,291	9,299
5.45%, 2/25/35	(h)	228	228
Citibank Credit Card Issuance Trust
6.88%, 11/16/09		18,410	18,728
Citigroup Mortgage Loan Trust, Inc.
5.41%, 5/25/35	(h)	3,190	3,192
Countrywide Asset-Backed Certificates
5.47%, 5/25/36	(h)	16,257	16,271
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 2/25/36	(h)	14,593	14,606
5.42%, 7/25/35	(h)	7,629	7,635
5.44%, 10/25/35	(h)	10,207	10,214
GE Capital Credit Card Master Note T rust
5.24%, 9/15/10	(h)	10,700	10,712
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/08	(h)	10,050	10,055
5.35%, 7/20/09	(h)	15,000	15,020
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		1,993	1,987
JP Morgan Chase Commercial Mortgage Securities Corp.
5.38%, 4/16/19	(e)(h)	1,843	1,845
Long Beach Mortgage Loan Trust
5.40%, 4/25/35	(h)	187	187
Mastr Asset Backed Securities Trust
5.41%, 3/25/35	(h)	1,541	1,542
MBNA Credit Card Master Note Trust
5.34%, 2/16/10	(h)	15,975	16,010
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		19,530	19,742
7.80%, 10/15/12		15,505	16,794
New Century Home Equity Loan Trust
5.85%, 11/25/34	(h)	12,750	12,789
Novastar Home Equity Loan
5.44%, 6/25/35	(h)	2,925	2,927
Park Place Securities, Inc.
5.40%, 6/25/35	(h)	735	735

RAAC Series
5.42%, 9/25/45	(h)	10,930	10,940
Residential Asset Mortgage Products, Inc.
5.43%, 1/25/35	(h)	1,108	1,109
Saxon Asset Securities Trust
5.41%, 10/25/35	(h)	3,992	3,995
Securitized Asset Backed Receivables LLC T rust
5.39%, 12/25/35	(h)	9,386	9,394
SLM Student Loan Trust
5.11%, 10/25/12	(h)	3,119	3,116
Specialty Underwriting & Residential Finance
5.43%, 12/25/35-6/25/36	(h)	8,528	8,535
Structured Asset Investment Loan Trust
5.41%, 6/25/35	(h)	1,117	1,117
5.42%, 7/25/35	(h)	6,401	6,406
5.44%, 3/25/35	(h)	893	894
5.58%, 5/25/36	(h)	12,781	12,810
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)	19,238	19,258
TERRA
5.33%, 6/15/17	(e)(h)	8,391	8,391
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)	3,672	3,674
5.71%, 11/25/35	(h)	756	757
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		3,115	2,989
Wachovia Mortgage Loan Trust LLC
4.43%, 10/25/35	(h)	4,871	4,875
Wells Fargo Home Equity Trust
5.49%, 2/25/18	(h)	274	274
			369,445
Collateralized Mortgage Obligations — Agency Collateral Series (3.4%)
Countrywide Alternative Loan Trust
5.55%, 7/25/46	(h)	15,282	15,308
IO
Zero Coupon, 3/20/46		77,761	3,784
0.48%, 2/25/37		77,546	4,240
1.39%, 12/20/35	(e)(h)	110,230	2,863
1.92%, 12/20/35	(e)(h)	103,954	5,217
Federal Home Loan Mortgage Corporation
Inv FIIO
20.99%, 11/15/07	(h)	65	7
Inv FIIO PAC
4.35%, 3/15/08	(h)	425	10
5.49%, 2/15/08	(h)	801	19
Inv FIIO REMIC
2.30%, 8/15/30	(h)	331	12
IO
6.00%, 5/1/31		8,430	1,878
7.50%, 12/1/29		509	143
8.00%,1/1/28-6/1/31		3,645	894
Federal National Mortgage Association
Inv FIIO
1.07%, 7/25/34	(h)	10,879	217
2.88%, 10/25/28	(h)	8,806	314
3.17%, 7/25/30	(h)	5,607	298
3.30%, 10/18/30	(h)	3,117	147
4.91%, 10/25/07	(h)	1,174	20
Inv FIIO REMIC
33.76%, 9/25/20	(h)	69	106
35.16%, 9/25/22	(h)	112	102
IO
0.72%, 3/25/36	(h)	95,125	2,497
6.00%, 8/25/32-7/25/33		5,485	1,249
6.50%, 9/1/29-6/25/33		31,623	7,860
7.00%, 4/1/32		6,719	1,825

8.00%, 4/1/24-12/1/31		12,032	2,940
8.50%, 10/1/25		360	112
9.00%, 11/1/26		587	174
IO PAC
8.00%, 9/18/27		1,933	442
Government National Mortgage Association
Inv Fl IO
2.94%, 5/16/31	(h)	8,590	497
2.99%, 8/16/31	(h)	3,010	161
3.39%, 8/16/29	(h)	437	29
Greenpoint Mortgage Funding Trust IO
Zero Coupon, 8/25/45-10/25/45		140,835	4,336
GSR Mortgage Loan Trust
1.74%, 3/25/36	(h)	41,425	1,741
Harborview Mortgage Loan Trust
5.57%, 7/20/46	(h)	12,500	12,500
IO
0.70%, 6/19/35	(h)	78,256	1,724
1.01%, 5/19/35	(h)	111,700	2,704
1.34%, 3/19/37	(h)	71,907	3,528
PO
Zero Coupon, 3/19/37
Indymac Index Mortgage Loan Trust IO
0.30%, 7/25/35	(h)	65,588	2,029
Kidder Peabody Mortgage Assets Trust IO
9.50%, 4/22/18		5	1
			81,928
Finance (6.6%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	9,382	9,597
American General Finance Corp.
4.625%, 5/15/09-9/1/10		2,415	2,340
AXA Financial, Inc.
6.50%, 4/1/08		5,435	5,488
CIT Group, Inc.
3.65%, 11/23/07		2,385	2,320
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)	5,110	4,891
EOP Operating LP
4.75%, 3/15/14	(c)	665	604
7.50%, 4/19/29		1,720	1,812
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	6,970	7,752
General Electric Capital Corp.
4.25%, 12/1/10	(c)	2,165	2,052
6.75%, 3/15/32	(c)	4,335	4,642
HSBC Finance Corp.
5.875%, 2/1/09		9,960	10,027
8.00%, 7/15/10		1,100	1,187
JPMorgan Chase & Co.
6.00%, 2/15/09		7,595	7,645
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		6,390	6,209
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	4,615	4,475
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33		6,850	5,968
MBNA Corp.
5.58%, 5/5/08	(h)	4,740	4,777
Nationwide Building Society
4.25%, 2/1/10	(e)	4,960	4,726
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		3,015	2,963
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		2,900	2,873

Reckson Operating Partnership LP
5.15%, 1/15/11		2,740	2,633
Residential Capital Corp.
6.375%, 6/30/10	(c)	7,660	7,562
SLM Corp.
4.00%, 1/15/10		3,560	3,365
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		4,070	4,025
Two-Rock Pass Through Trust
6.10%, 12/31/49	(e)(h)	2,930	2,887
USB Capital IX
6.19%, 12/31/49	(h)	6,735	6,593
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)	20,155	19,578
Washington Mutual, Inc.
8.25%, 4/1/10		5,310	5,698
World Financial Properties
6.91%, 9/1/13	(e)	1,251	1,291
6.95%, 9/1/13	(e)	7,817	8,078
Xlliac Global Funding
4.80%, 8/10/10	(e)	5,315	5,109
			159,167
Industrials (7.8%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	(c)	5,483	4,661
AmerisourceBergen Corp.
5.625%, 9/15/12	(e)	1,735	1,666
AT&T Corp.
6.15%, 9/15/34	(c)	3,090	2,845
8.00%, 11/15/31	(h)	5,260	6,057
Bowater Canada Finance Corp.
7.95%, 11/15/11		7,545	7,205
Brookfield Asset Management, Inc.
7.125%, 6/15/12	(c)	3,915	4,129
Burlington Northern and Santa Fe Railway Co.
4.58%, 1/15/21		1,646	1,539
Caterpillar Financial Services Corp.
3.625%, 11/15/07		1,080	1,052
5.26%, 8/20/07	(h)	4,510	4,514
Clorox Co.
5.44%, 12/14/07	(h)	4,280	4,287
Comcast Cable Communications, Inc.
6.75%, 1/30/11	(c)	2,500	2,582
ConAgra Foods, Inc.
7.00%, 10/1/28		1,480	1,509
8.25%, 9/15/30		1,920	2,219
Consumers Energy Co.
4.00%, 5/15/10	(c)	1,400	1,305
4.80%, 2/17/09		2,080	2,024
Cooper Industries, Inc.
5.25%, 11/15/12		3,460	3,350
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)	2,320	2,634
Delhaize America, Inc.
9.00%, 4/15/31		2,765	3,046
Deutsche Telekom International Finance BV
8.25%, 6/15/30		2,250	2,605
Echostar DBS Corp.
6.375%, 10/1/11	(c)	4,810	4,618
6.625%, 10/1/14		1,270	1,197
FBG Finance Ltd.
5.125%, 6/15/15	(c)(e)	3,825	3,510
FedEx Corp.
2.65%, 4/1/07		2,565	2,505

France Telecom S.A.
8.50%, 3/1/31		3,765	4,543
General Motors Acceptance Corp.
6.875%, 9/15/11	(c)	10,835	10,349
General Motors Corp.
7.25%, 7/3/13		2,435	2,585
8.375%, 7/15/33	(c)	15,740	12,749
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)(k)	18,080	@—
Health Net, Inc.
9.875%, 4/15/11		5,595	6,287
Hewlett Packard Company
5.34%, 5/22/09	(h)	2,390	2,392
Hyatt Equities LLC
6.875%, 6/15/07	(e)	3,345	3,366
ICI Wilmington, Inc.
4.375%, 12/1/08		2,025	1,955
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	(c)	2,810	2,592
Kerr-McGee Corp.
5.875%, 9/15/06		1,315	1,321
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)	2,745	2,607
Limited Brands
6.95%, 3/1/33		2,260	2,161
Miller Brewing Co.
4.25%, 8/15/08	(e)	3,485	3,385
Mohawk Industries, Inc.
7.20%, 4/15/12		2,070	2,136
News America Holdings, Inc.
7.75%, 2/1/24		3,256	3,499
News America, Inc.
7.28%, 6/30/28		645	654
Norfolk Southern Corp.
7.35%, 5/15/07		2,370	2,402
Northrop Grumman Corp.
4.079%, 11/16/06		2,440	2,426
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		795	778
Pilgrim’s Pride Corp.
9.625%, 9/15/11		1,230	1,285
Plains All American Pipeline LP
6.70%, 5/15/36	(e)	3,605	3,525
Reynolds American, Inc.
7.25%, 6/1/13	(e)	3,410	3,350
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	2,435	2,281
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)	5,400	5,153
Sprint Capital Corp.
8.375%, 3/15/12		2,395	2,649
8.75%, 3/15/32		825	998
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		1,735	1,755
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)	5,705	5,878
Telecom Italia Capital S.A.
4.00%, 1/15/10		5,305	4,968
Telefonica Europe BV
8.25%, 9/15/30		2,100	2,378
Union Pacific Corp.
6.625%, 2/1/08		1,225	1,242
6.79%, 11/9/07		1,020	1,034
Verizon New England, Inc.
6.50%, 9/15/11		2,100	2,103

Viacom, Inc.
6.875%, 4/30/36	(e)	3,690	3,572
WellPoint, Inc.
3.75%, 12/14/07		1,010	982
6.80%, 8/1/12		1,460	1,522
WPP Finance UK Corp.
5.875%, 6/15/14		2,740	2,659
Yum! Brands, Inc.
8.875%, 4/15/11		1,695	1,890
			188,470
Mortgages — Other (13.2%)
American Express Co.
9.625%, 12/1/12	(d)(k)	28	28
American Home Mortgage
5.55%, 5/25/46	(h)	11,844	11,846
American Housing Trust
9.55%, 9/25/20		37	36
Banc of America Funding Corp.
5.62%, 9/20/35	(h)	9,905	9,966
Countrywide Alternative Loan Trust
5.53%, 11/20/35	(h)	11,168	11,215
5.54%, 5/20/46	(h)	16,821	16,898
5.56%, 11/20/35	(h)	12,212	12,285
Countrywide Home Loan Mortgage Pass Through Trust
5.59%, 4/25/46	(h)	11,621	11,654
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 3/19/45	(h)	13,585	13,585
Federal Home Loan Mortgage Corporation PAC
9.50%, 4/15/20		4	4
Federal National Mortgage Association
7.00%, 9/25/32		4,396	4,503
Greenpoint Mortgage Funding Trust
5.64%, 8/25/35	(h)	17,984	18,007
Harborview Mortgage Loan Trust
5.63%, 11/19/35	(h)	10,233	10,312
Household Bank
8.24%, 7/1/08	(d)(k)	1	1
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46	(h)	16,843	16,878
5.60%, 7/25/35	(h)	5,113	5,154
5.70%, 10/25/36	(h)	12,253	12,348
Luminent Mortgage Trust
5.56%, 4/25/36	(h)	12,196	12,234
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)	9,808	9,814
Pelican Homestead Savings Association
9.36%, 10/1/07	(d)(k)	32	32
Residential Accredit Loans, Inc.
5.58%, 2/25/46	(h)	8,357	8,368
5.59%, 2/25/46	(h)	5,968	5,994
Ryland Acceptance Corp. IV
6.65%, 7/1/11		495	494
Structured Adjustable Rate Mortgage Loan Trust
5.62%, 9/25/34	(h)	2,825	2,833
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)	10,815	10,824
5.59%, 4/25/36	(h)	22,116	22,129
Wamu Alternative Mortgage Pass-Through Certificates
5.08%, 4/25/46-5/25/46	(h)	25,529	25,639
Washington Mutual, Inc.
5.57%, 11/25/45	(h)	32,133	32,199
5.58%, 10/25/45	(h)	12,960	12,994
5.61%, 8/25/45	(h)	6,755	6,780
Zuni Mortgage Loan Trust
5.48%, 7/25/36	(h)	13,725	13,725
			318,779

Sovereign (0.2%)
Mexican Bonos
10.00%, 12/5/24		64,220	5,932
U.S. Treasury Securities (25.3%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)	64,580	71,825
6.375%, 8/15/27	(c)	15,980	18,143
8.125%, 8/15/19	(c)	45,830	58,036
U.S. Treasury Strips IO
4.87%, 2/15/17	(c)	24,500	14,118
4.89%, 5/15/16	(c)	25,000	14,993
5.13%, 2/15/20	(c)	170,175	82,703
5.18%, 11/15/21	(c)	46,300	20,417
5.18%, 2/15/19	(c)	51,950	26,687
5.22%, 5/15/19-5/15/21	(c)	110,800	50,921
5.27%, 8/15/19	(c)	108,850	54,459
5.28%, 8/15/20-11/15/19	(c)	55,500	26,533
5.31%, 8/15/18	(c)	11,500	6,094
5.32%, 5/15/20	(c)	195,925	93,711
5.34%, 5/15/21	(c)	140,140	63,465
5.39%, 2/15/21	(c)	15,500	7,134
			609,239
Utilities (2.1%)
Arizona Public Service Co.
5.80%, 6/30/14		3,905	3,781
6.75%, 11/15/06		1,225	1,229
CC Funding Trust I
6.90%, 2/16/07		3,815	3,837
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		2,380	2,336
Consolidated Natural Gas Co.
5.00%, 12/1/14		2,175	2,004
6.25%, 11/1/11		3,870	3,912
Detroit Edison Co.
6.125%, 10/1/10		2,020	2,038
Entergy Gulf States, Inc.
3.60%, 6/1/08		1,685	1,610
5.61%, 12/8/08	(e)(h)	4,195	4,201
5.63%, 12/1/09	(h)	1,985	1,966
Kinder Morgan Energy Partners LP
5.70%, 1/5/16	(c)	3,935	3,423
Kinder Morgan Finance Co.
5.125%, 11/15/14		1,200	1,097
Monongahela Power Co.
5.00%, 10/1/06		2,330	2,325
NiSource Finance Corp.
5.76%, 11/23/09	(h)	2,765	2,770
Ohio Power Corp.
6.00%, 6/1/16		3,575	3,532
Pacific Gas & Electric Co.
6.05%, 3/1/34		1,740	1,647
PSEG Energy Holdings LLC
8.625%, 2/15/08	(c)	2,540	2,616
Sempra Energy
4.621%, 5/17/07		2,545	2,521
Texas Eastern Transmission LP
7.00%, 7/15/32		2,280	2,445
Wisconsin Electric Power Co.
3.50%, 12/1/07		550	534
			49,824
Total Fixed Income Securities (Cost $2,479,281)			2,400,818

No. of
Contracts
Put Options Purchased (0.1%)
90 Day Euro (0.1%)
6/07 @ $94.25 (Cost $796)	3	1,367

Shares
Preferred Stock (0.5%)
Mortgages - Other
Home Ownership Funding Corp. 13.33% (Cost $12,696)	(e)	64,625	13,052

	Face
	Amount
	(000)
Short-Term Investments (23.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.0%)
Alliance & Leicester plc, 5.13%, 7/10/06	$	(h)	15,001	15,001
AmSouth Bank, 5.30%, 7/3/06		(h)	30,001	30,001
Bank of America Corp.,
5.31%, 7/3/06		(h)	3,300	3,300
5.32%, 7/3/06		(h)	24,001	24,001
Bank of New York Co., Inc., 5.16%, 7/10/06		(h)	7,500	7,500
Bear Stearns & Co, Inc.,
5.20%, 7/17/06		(h)	15,001	15,001
5.37%, 7/3/06		(h)	18,004	18,004
BNP Paribas plc, 5.14%, 8/21/06		(h)	15,001	15,001
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06		(h)	15,301	15,301
Five Finance, Inc., 5.33%, 7/3/06		(h)	15,001	15,001
Goldman Sachs Group, Inc.,
5.22%, 7/17/06		(h)	7,500	7,500
5.42%, 7/3/06		(h)	14,101	14,101
HSBC Finance Corp., 5.13%, 7/6/06		(h)	7,500	7,500
Lehman Brothers, Inc., 5.35%, 7/3/06			64,572	64,572
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06		(h)	7,499	7,499
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06		(h)	29,998	29,998
5.34%, 7/31/06		(h)	4,500	4,500
Merrill Lynch & Co., 5.07%, 7/26/06		(h)	7,890	7,890
National City Bank Cleveland, 5.32%, 7/3/06		(h)	14,248	14,248
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06		(h)	30,001	30,001
Nationwide Building Society, 5.55%, 9/28/06		(h)	17,401	17,401
Nordea Bank, New York, 5.31%, 7/3/06		(h)	22,500	22,500
Skandi New York, 5.14%, 7/10/06		(h)	15,001	15,001
SLM Corp., 5.27%, 7/20/06		(h)	15,001	15,001
Societe Generale, 5.36%, 7/3/06			4,500	4,500
Swedish National Housing Finance Co., 5.02%, 7/18/06			26,074	26,074
Unicredito Italiano Bank (Ireland) plc, 5.16%, 7/10/06		(h)	10,500	10,500
Wells Fargo Bank N.A.,
5.30%, 7/3/06		(h)	3,000	3,000
5.31%, 7/3/06		(h)	22,500	22,500
				482,397
Repurchase Agreement (2.8%)
JP Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $67,275		(f)	67,246	67,246
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills 2.54%, 7/13/06		(j)	5,580	5,571
Total Short-Term Investments (Cost $555,214)				555,214
Total Investments+ (123.2%) (Cost $3,047,987) — Including $564,205 of Securities Loaned				2,970,451
Liabilities in Excess of Other Assets (-23.2%)				(560,947)
Net Assets (100%)				$2,409,504

(b)	Issuer is in default.
(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $564,205,000. This was secured by collateral of $482,397,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $90,116,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held $61,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At June 30, 2006.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $3,047,987,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $77,536,000 of which $19,823,000 related to appreciated securities and $97,359,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency				In			Net Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	2,129	$2,738	9/27/06	USD	2,682	$2,682	$(56)

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	4,995	$523,773	Sep-06	$(1,779)
U.S. Treasury
Long Bond	1,504	160,411	Sep-06	151
Short:
Eurex 10 year
Euro Bund	18	2,655	Sep-06	12
U.S. Treasury
2yr. Note	681	138,094	Sep-06	227
U.S. Treasury
5yr. Note	9	931	Sep-06	(3)
				$(1,392)

Investment Grade Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (101.7%)
Agency Adjustable Rate Mortgages (0.6%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 4/20/25-6/20/25	$	(h)	1,449	$1,453
4.75%, 7/20/25		(h)	45	45
5.125%, 11/20/25-12/20/27		(h)	534	537
5.375%, 2/20/25-2/20/28		(h)	1,029	1,034
				3,069
Agency Fixed Rate Mortgages (23.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 9/1/17-11/1/20			55	59
10.25%, 7/1/09			11	12
11.00%, 1/1/16			22	23
13.00%, 9/1/10			1	1
Gold Pools:
6.00%, 2/1/32-4/1/32			88	87
6.50%, 7/1/25-3/1/32			449	454
7.00%, 2/1/26			34	35
7.50%, 5/1/16-6/1/32			4,529	4,696
8.00%, 11/1/29-10/1/31			912	962
8.50%, 12/1/30			163	175
10.00%, 10/1/19-1/1/21			77	84
10.50%, 3/1/16			52	55
August TBA
5.50%, 8/15/20		(i)	15,100	14,798
Federal National Mortgage Association,
Conventional Pools:
0.60%, 7/25/36			2,875	2,972
1.35%, 7/1/36		(h)	3,575	3,697
6.00%, 10/1/31-12/1/31			145	143
6.39%, 5/1/36		(h)	4,073	3,899
6.50%, 6/1/26-9/1/32			1,614	1,630
7.00%, 11/1/25-6/1/36			59,285	60,709
7.50%, 5/1/23-9/1/35			7,987	8,275
8.00%, 3/1/07-4/1/32			3,437	3,625
8.50%, 4/1/30-5/1/32			3,073	3,304
9.00%, 2/1/17			100	107
9.50%, 8/1/22			143	155
10.00%, 3/1/20-5/1/22			189	204
10.50%, 12/1/17-10/1/18			50	55
11.00%, 4/1/21			104	113
11.25%, 8/1/13			49	53
11.50%, 1/1/17-11/1/19			48	52
August TBA
7.00%, 8/25/36		(i)	3,200	3,271
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17			230	246
9.50%, 12/15/17-9/15/22			868	943
10.00%, 11/15/09-2/15/25			1,333	1,458
10.50%, 3/15/19			6	6
11.00%, 3/15/10-2/15/16			132	145
11.50%, 1/20/18			2	3
				116,506
Asset Backed Corporates (25.1%)
Aegis Asset Backed Securities Trust
5.43%, 10/25/35		(h)	1,905	1,906
American Express Credit Account Master Trust
5.31%, 12/15/09		(h)	2,000	2,003
Asset Backed Funding Certificates
5.40%, 1/25/35		(h)	125	125

Banc of America Securities Auto Trust
3.99%, 8/18/09		3,200	3,150
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(h)	1,153	1,154
5.52%, 9/25/34	(h)	1,238	1,239
5.54%, 3/25/35	(h)	1,872	1,874
Capital Auto Receivables Asset Trust
4.05%, 7/15/09		3,225	3,179
5.28%, 1/15/08	(h)	1,369	1,370
Carrington Mortgage Loan Trust
5.40%, 6/25/35	(h)	373	373
5.44%, 10/25/35	(h)	1,877	1,879
5.45%, 2/25/35	(h)	46	46
Caterpillar Financial Asset Trust
3.90%, 2/25/09		2,750	2,713
5.57%, 5/25/10		3,200	3,200
CIT Equipment Collateral
3.50%, 9/20/08		902	887
CNH Equipment Trust
4.02%, 4/15/09		2,700	2,665
4.27%, 1/15/10		4,000	3,931
Countrywide Asset-Backed Certificates
5.47%, 5/25/36	(h)	3,208	3,211
Daimler Chrysler Auto Trust
4.04%, 9/8/09		2,400	2,369
Equifirst Mortgage Loan Trust
5.38%, 4/25/35	(h)	266	266
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 2/25/36	(h)	2,836	2,839
5.42%, 7/25/35	(h)	1,571	1,572
5.44%, 10/25/35	(h)	2,114	2,115
Ford Credit Auto Owner Trust
4.17%, 1/15/09		2,100	2,080
5.05%, 3/15/10		1,750	1,736
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/08	(h)	2,350	2,351
5.35%, 7/20/09	(h)	2,500	2,503
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	3,000	2,958
4.88%, 10/22/09	(e)	3,075	3,045
GSAMP Trust
5.412%, 4/25/35	(h)	121	121
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12		3,800	3,707
4.07%, 2/15/12		2,300	2,233
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	1,825	1,794
Honda Auto Receivables Owner Trust
3.87%, 4/20/09		2,775	2,727
3.93%, 1/15/09		1,675	1,654
4.85%, 10/19/09		2,475	2,451
Hyundai Auto Receivables Trust
3.98%, 11/16/09		2,200	2,156
JP Morgan Chase Commercial Mortgage Securities Corp.
5.38%, 4/16/19	(e)(h)	423	424
Long Beach Mortgage Loan Trust
5.40%, 4/25/35	(h)	38	38
5.41%, 1/25/36	(h)	1,842	1,844
Mastr Asset Backed Securities Trust
5.41%, 3/25/35	(h)	337	337
MBNA Credit Card Master Note Trust
5.34%, 2/16/10	(h)	3,200	3,207
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		940	950
7.80%, 10/15/12		2,715	2,941
Merrill Auto Trust Securitization
4.10%, 8/25/09		3,475	3,421
National City Auto Receivables Trust
2.88%, 5/15/11		2,643	2,558
New Century Home Equity Loan Trust
5.35%, 11/25/34	(h)	2,475	2,483

Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		3,600	3,547
Novastar Home Equity Loan
5.44%, 6/25/35	(h)	606	606
Option One Mortgage Loan Trust
5.62%, 11/25/34	(h)	1,478	1,480
Ownit Mortgage Loan Asset Backed Certificates
5.43%, 3/25/36	(h)	308	308
Park Place Securities, Inc.
5.40%, 6/25/35	(h)	142	142
Peco Energy Transition Trust
6.05%, 3/1/09		705	707
RAAC Series
5.42%, 9/25/45	(h)	1,980	1,982
Residential Asset Mortgage Products, Inc.
5.43%, 1/25/35	(h)	243	243
Saxon Asset Securities Trust
5.41%, 10/25/35	(h)	843	844
Securitized Asset Backed Receivables LLC Trust
5.39%, 12/25/35	(h)	1,790	1,791
Specialty Underwriting & Residential Finance
5.43%, 12/25/35	(h)	497	498
5.44%, 6/25/36	(h)	1,318	1,319
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)	3,150	3,153
TERRA
5.33%, 6/15/17	(e)(h)	1,558	1,558
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)	742	743
5.71%, 11/25/35	(h)	175	175
5.79%, 12/25/34	(h)	782	783
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		700	672
USAA Auto Owner Trust
3.90%, 7/15/09		2,625	2,594
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		3,225	3,198
Wachovia Auto Owner Trust
2.91%, 4/20/09		991	979
4.06%, 9/21/09		1,700	1,676
World Omni Auto Receivables Trust
3.29%, 11/12/08		981	973
			123,756
Collateralized Mortgage Obligations — Agency Collateral Series (2.1%)
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46		15,013	731
IO
0.48%, 2/25/37		14,622	800
1.39%, 12/20/35	(e)(h)	22,500	584
1.92%, 12/20/35	(e)(h)	19,667	987
Federal Home Loan Mortgage Corporation
Inv Fl IO
0.75%, 3/15/24	(h)	3,002	48
2.801%, 3/15/32	(h)	627	48
IO
6.00%, 5/1/31		1,258	280
6.50%, 4/1/28-5/15/33		2,270	567
8.00%, 1/1/28-6/1/31		248	60
IO PAC
6.00%, 5/15/30-4/15/32		2,499	295
PAC
10.00%, 6/15/20		18	18
Federal National Mortgage Association
Inv Fl IO
2.78%, 12/25/29	(h)	137	2
2.88%, 10/25/28	(h)	530	19
3.22%, 5/18/27	(h)	928	74
3.23%, 10/25/30	(h)	270	13
IO
6.00%, 8/25/32-11/25/32		1,863	309

6.50%, 2/25/33-6/25/33		6,015	1,503
7.00%, 4/25/33		924	243
7.50%, 11/1/29		1,260	361
8.00%, 4/1/24-12/1/31		1,039	254
9.00%, 11/1/26		112	33
Government National Mortgage Association
Inv Fl IO
3.39%, 8/16/29	(h)	670	42
Greenpoint Mortgage Funding Trust
Zero Coupon, 8/25/45-10/25/45	(h)	27,463	845
GSR Mortgage Loan Trust
1.74%, 3/25/36	(h)	9,298	391
Harborview Mortgage Loan Trust
PO
Zero Coupon, 7/25/46		@—	@—
IO
0.70%, 6/19/35	(h)	14,525	320
1.01%, 5/19/35	(h)	22,056	534
1.34%, 3/19/37	(h)	14,086	691
Indymac Index Mortgage Loan Trust IO
0.30%, 7/25/35	(h)	12,462	385
			10,437
Finance (7.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	1,910	1,954
American General Finance Corp.
4.625%, 9/1/10		915	877
AXA Financial, Inc.
6.50%, 4/1/08		760	767
Bank of New York (The)
3.80%, 2/1/08		250	243
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		285	284
Bank One Corp.
6.00%, 2/17/09	(c)	1,350	1,361
CIT Group, Inc.
2.875%, 9/29/06		590	587
4.75%, 8/15/08		490	481
7.375%, 4/2/07	(c)	195	197
Citicorp
6.375%, 11/15/08		705	718
Countrywide Home Loans, Inc.
3.25%, 5/21/08		1,150	1,101
EOP Operating LP
7.50%, 4/19/29		465	490
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)	675	648
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	725	806
General Electric Capital Corp.
4.25%, 12/1/10	(c)	445	422
6.75%, 3/15/32	(c)	1,340	1,435
HSBC Finance Corp.
4.125%, 12/15/08		450	435
5.875%, 2/1/09		345	347
6.375%, 10/15/11		538	550
6.40%, 6/17/08		465	471
6.75%, 5/15/11		365	379
Huntington National Bank
4.375%, 1/15/10		520	500
International Lease Finance Corp.
3.75%, 8/1/07	(c)	500	490
JPMorgan Chase & Co.
6.00%, 2/15/09		640	644
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		1,365	1,326
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	1,100	1,067
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1,320	1,231

MBNA Corp.
5.58%, 5/5/08	(h)	995	1,003
Nationwide Building Society
4.25%, 2/1/10	(e)	1,065	1,015
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		550	541
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		585	580
Popular North America, Inc.
5.65%, 4/15/09		455	452
Residential Capital Corp.
6.375%, 6/30/10		1,460	1,441
SLM Corp.
4.00%, 1/15/10		705	666
5.00%, 10/1/13		865	816
Sovereign Bank
4.00%, 2/1/08		105	102
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		855	845
Two-Rock Pass Through Trust
5.68%, 12/31/49	(e)(h)	645	636
USB Capital IX
6.19%, 12/31/49	(h)	1,255	1,229
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)	3,780	3,672
Washington Mutual Bank FA
5.50%, 1/15/13		170	165
Washington Mutual, Inc.
8.25%, 4/1/10		920	987
World Financial Properties
6.91%, 9/1/13	(e)	1,989	2,052
Xlliac Global Funding
4.80%, 8/10/10	(e)	1,110	1,067
			37,080
Industrials (6.1%)
AT&T Corp.
6.15%, 9/15/34		545	502
America West Airlines, Inc.
7.10%, 4/2/21 Brookfield Asset Management, Inc.		1,107	1,140
7.125%, 6/15/12	(c)	715	754
Burlington Northern and Santa Fe Railway Co.
4.58%, 1/15/21		371	347
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		540	546
Caterpillar Financial Services Corp.
3.625%, 11/15/07		190	185
5.26%, 8/20/07	(h)	895	896
Clorox Co.
5.44%, 12/14/07	(h)	920	921
Comcast Cable Communications, Inc.
6.75%, 1/30/11		440	455
ConAgra Foods, Inc.
7.00%, 10/1/28		280	286
8.25%, 9/15/30		365	422
Consumers Energy Co.
4.80%, 2/17/09		500	487
Cooper Industries, Inc.
5.25%, 7/1/07		770	763
5.25%, 11/15/12	(e)	660	639
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)	430	488
Deutsche Telekom International Finance BV
8.25%, 6/15/30		425	492
FBG Finance Ltd.
5.125%, 6/15/15	(c)(e)	795	730
Federated Department Stores, Inc.
6.30%, 4/1/09		370	374
FedEx Corp.
2.65%, 4/1/07		550	537

France Telecom S.A.
8.50%, 3/1/31		790	953
Fred Meyer, Inc.
7.45%, 3/1/08		580	595
Harrahs Operating Co., Inc.
5.625%, 6/1/15		1,305	1,209
6.50%, 6/1/16		260	254
Hewlett Packard Company
5.34%, 5/22/09	(h)	580	581
Hyatt Equities LLC
6.875%, 6/15/07	(e)	680	684
ICI Wilmington, Inc.
4.375%, 12/1/08		400	386
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)	520	494
Limited Brands
6.95%, 3/1/33	(c)	455	435
Miller Brewing Co.
4.25%, 8/15/08	(e)	800	777
Mohawk Industries, Inc.
7.20%, 4/15/12		450	464
News America Holdings, Inc.
6.40%, 12/15/35	(c)	145	135
7.75%, 2/1/24		565	607
Norfolk Southern Corp.
7.35%, 5/15/07		505	512
Northrop Grumman Corp.
4.08%, 11/16/06		580	577
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		170	166
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	465	436
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)	1,010	964
Southwest Airlines Co.
5.50%, 11/1/06		520	520
Sprint Capital Corp.
8.75%, 3/15/32		220	266
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)	1,235	1,272
TCI Communications, Inc.
7.875%, 2/15/26		520	561
Telecom Italia Capital S.A.
4.00%, 1/15/10		1,100	1,030
Telefonica Europe BV
8.25%, 9/15/30		430	487
Textron Financial Corp.
4.125%, 3/3/08		510	497
5.125%, 2/3/11		750	731
Union Pacific Corp.
6.625%, 2/1/08		370	375
6.79%, 11/9/07		225	228
Verizon New England, Inc.
6.50%, 9/15/11		610	611
Viacom, Inc.
6.875%, 4/30/36	(e)	755	731
Vodafone Group plc
5.59%, 12/28/07	(h)	745	745
WellPoint, Inc.
6.80%, 8/1/12		100	104
WPP Finance UK Corp.
5.875%, 6/15/14		490	476
Yum! Brands, Inc.
8.875%, 4/15/11		310	346
			30,173
Mortgages — Other (14.4%)
Banc of America Funding Corp.
5.62%, 9/20/35	(h)	1,930	1,942
California Federal Savings & Loan Association
8.80%, 1/25/14	(k)	2	2

Countrywide Alternative Loan Trust
5.53%, 11/20/35	(h)	2,294	2,304
5.58%, 3/20/46	(h)	2,300	2,305
5.59%, 7/25/46	(h)	2,168	2,173
5.65%, 11/20/35	(h)	2,410	2,420
5.84%, 2/25/36	(h)	3,498	3,543
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 4/19/45	(h)	3,562	3,562
Greenpoint Mortgage Funding Trust
5.64%,3/25/36	(h)	3,165	3,169
Harborview Mortgage Loan Trust
2.03%, 7/20/36	(h)	22,850	985
5.54%, 7/19/45	(h)	1,247	1,251
5.63%, 11/19/35	(h)	2,140	2,156
5.93%, 7/20/46	(h)	2,575	2,575
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46	(h)	3,450	3,457
5.70%, 10/25/36	(h)	2,386	2,404
Luminent Mortgage Capital, Inc.
5.56%, 4/25/36	(h)	2,429	2,437
Mastr Adjustable Rate Mortgages Trust
5.57%, 4/25/46	(h)	2,752	2,759
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)	1,970	1,972
Residential Accredit Loans, Inc.
5.55%, 5/25/46	(h)	1,825	1,825
5.58%, 2/25/46	(h)	1,330	1,332
5.59%, 2/25/46	(h)	1,243	1,249
Ryland Acceptance Corp. IV
6.65%, 7/1/11		64	64
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)	1,277	1,278
5.59%, 4/25/36	(h)	4,157	4,159
Wamu Alternative Mortgage Pass-Through Certificates
5.08%, 4/25/46	(h)	2,745	2,771
5.42%, 5/25/46	(h)	1,972	1,971
Washington Mutual, Inc.
5.40%, 6/25/46	(h)	2,319	2,318
5.57%, 11/25/45-12/25/45	(h)	5,735	5,747
5.58%, 7/25/44-10/25/45	(h)	2,685	2,692
5.61%, 8/25/45	(h)	1,444	1,449
Zuni Mortgage Loan Trust
5.48%, 7/25/36	(h)	2,800	2,800
			71,071
Sovereign (0.2%)
United Mexican States
8.00%, 9/24/22		100	112
8.30%, 8/15/31		505	584
			696
U.S. Treasury Securities (19.9%)
U.S. Treasury Strips IO
2.37%, 5/15/21	(c)	62,315	28,220
2.40%, 2/15/21	(c)	2,500	1,151
2.47%, 2/15/20	(c)	37,425	18,188
2.48%, 8/15/20		14,400	6,796
2.49%, 5/15/20	(c)	16,700	7,988
2.60%, 11/15/19	(c)	5,950	2,930
2.63%, 5/15/19	(c)	6,100	3,089
2.64%, 8/15/19	(c)	21,500	10,757
2.66%, 2/15/19	(c)	18,000	9,247
2.81%, 2/15/17	(c)	5,000	2,881
2.82%, 8/15/18		3,950	2,093
2.94%, 5/15/16	(c)	8,000	4,798
			98,138
Utilities (2.1%)
Ameren Corp.
4.26%, 5/15/07		685	676
Arizona Public Service Co.
5.80%, 6/30/14		745	721
6.75%, 11/15/06		265	266

Carolina Power & Light Co.
5.125%, 9/15/13		760	726
CC Funding Trust I
6.90%, 2/16/07		740	744
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		440	432
Consolidated Natural Gas Co.
5.00%, 12/1/14		365	336
6.25%, 11/1/11		720	728
Detroit Edison Co.
6.125%, 10/1/10		380	383
Entergy Gulf States, Inc.
3.60%, 6/1/08		345	330
5.63%, 12/1/09	(h)	455	451
Kinder Morgan, Inc.
5.125%, 11/15/14		270	247
NiSource Finance Corp.
5.76%, 11/23/09	(h)	535	536
Ohio Power Corp.
6.00%, 6/1/16		740	731
Pacific Gas & Electric Co.
6.05%, 3/1/34		335	317
Plains All American Pipeline LP
6.70%, 5/15/36	(e)	750	733
Public Service Electric & Gas Co.
5.00%, 1/1/13		580	555
Sempra Energy
4.621%, 5/17/07		530	525
Texas Eastern Transmission LP
7.00%, 7/15/32		425	456
Wisconsin Electric Power Co.
3.50%, 12/1/07		540	524
			10,417
Total Fixed Income Securities (Cost $515,016)			501,343

Shares
Preferred Stock (0.3%)
Mortgages — Other
Home Ownership Funding Corp.
13.33% (Cost $1,376)	(e)	7,150	1,444

No. of
Contracts
Put Options Purchased (0.1%)
90 Day Euro (0.1%)
6/07 @ $94.25 (cost $164)	664	282

	Face
	Amount
	(000)
Short-Term Investments (19.4%)
Short-Term Debt Securities held as Collateral on Loaned Securities (18.2%)
Alliance & Leicester plc, 5.13%, 7/10/06	$	(h)	2,787	2,787
AmSouth Bank, 5.30%, 7/3/06		(h)	5,574	5,574
Bank of America Corp.,
5.31%, 7/3/06		(h)	614	614
5.32%, 7/3/06		(h)	4,460	4,460
Bank of New York Co., Inc., 5.16%, 7/10/06		(h)	1,394	1,394
Bear Stearns & Co, Inc.,
5.20%, 7/17/06		(h)	2,787	2,787
5.37%, 7/3/06		(h)	3,346	3,346
BNP Paribas plc, 5.14%, 8/21/06		(h)	2,787	2,787
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06		(h)	2,843	2,843
Five Finance, Inc., 5.33%, 7/3/06		(h)	2,787	2,787
Goldman Sachs Group, Inc.,
5.22%, 7/17/06		(h)	1,394	1,394
5.42%, 7/3/06		(h)	2,620	2,620
HSBC Finance Corp., 5.13%, 7/6/06		(h)	1,394	1,394
Lehman Brothers, Inc., 5.35%, 7/3/06			11,998	11,998
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06		(h)	1,393	1,393
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06		(h)	836	836

5.34%, 7/31/06	(h)	5,574	5,574
Merrill Lynch & Co., 5.07%, 7/26/06	(h)	1,466	1,466
National City Bank Cleveland, 5.32%, 7/3/06	(h)	2,647	2,647
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)	5,574	5,574
Nationwide Building Society, 5.55%, 9/28/06	(h)	3,233	3,233
Nordea Bank, New York, 5.31%, 7/3/06	(h)	4,181	4,181
Skandi New York, 5.14%, 7/10/06	(h)	2,787	2,787
SLM Corp., 5.27%, 7/20/06	(h)	2,787	2,787
Societe Generale, 5.36%, 7/3/06		836	836
Swedish National Housing Finance Co., 5.02%, 7/18/06		4,845	4,845
Unicredito Italiano Bank (Ireland) plc, 5.16%, 7/10/06	(h)	1,951	1,951
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)	557	557
5.31%, 7/3/06	(h)	4,181	4,181
			89,633
Discount Notes (0.6%)
Federal National Mortgage Association, Zero Coupon, 7/24/06		2,990	2,990
Repurchase Agreement (0.3%)
J.P. Morgan Securities, Inc., 5.10%, 7/3/06
dated 6/30/06, due 7/3/06,
repurchase price $1,383	(f)	1,382	1,382
U.S. Treasury Securities (0.3%)
U.S. Treasury Bills
4.37%, 7/13/06	(j)	1,338	1,338
Total Short-Term Investments (Cost $95,343)			95,343
Total Investments+ (121.5%) (Cost $611,899) — Including $91,467 of Securities Loaned			598,412
Liabilities in Excess of Other Assets (-21.5%)			(105,899)
Net Assets (100%)			$492,513

(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $91,467,000. This was secured by collateral of $89,633,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $3,648,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At June 30, 2006.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $611,899,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $13,487,000 of which $2,041,000 related to appreciated securities and $15,528,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
Long Bond	555	$63,374	Sep-06	$1,028
U.S. Treasury
10yr. Note	227	24,835	Sep-06	115
Short:
U.S. Treasury
2yr. Note	186	38,165	Sep-06	(7)
U.S. Treasury
5yr. Note	145	15,420	Sep-06	61
				$1,197

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association TBA
7.00%, 7/25/36 (Total Proceeds $(14,806))	$(14,450)	$(14,784)

Core Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (99.9%)
Agency Adjustable Rate Mortgages (0.6%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.375%, 4/20/25-2/20/27	$ (h)	936	$939
4.75%, 8/20/25-9/20/27	(h)	264	265
5.125%, 10/20/27-12/20/27	(h)	35	35
5.375%, 2/20/25-1/20/28	(h)	91	91
			1,330
Agency Fixed Rate Mortgages (23.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 10/1/12-11/1/20		35	38
11.50%, 8/1/19		28	30
Gold Pools:
6.50%, 2/1/29-4/1/29		85	86
7.50%, 2/1/30-6/1/32		574	594
8.00%, 10/1/29-10/1/31		548	579
8.50%, 3/1/30-7/1/31		223	240
10.00%, 6/1/17-3/1/21		105	112
August TBA
5.50%, 8/15/21	(i)	6,700	6,566
Federal National Mortgage Association,
Conventional Pools:
1.35%, 7/1/36	(h)	1,675	1,732
5.35%, 7/1/36	(h)	1,325	1,370
6.39%, 5/1/36	(h)	1,599	1,653
6.50%, 7/1/29-2/1/33		2,298	2,320
7.00%, 2/1/26-7/1/36		24,653	25,243
7.50%, 7/1/29-9/1/35		3,710	3,843
8.00%, 4/1/25-8/1/32		2,473	2,612
8.50%, 5/1/23-5/1/32		1,744	1,875
9.00%, 4/1/26		477	513
9.50%, 2/1/20-8/1/21		214	234
10.00%, 8/1/18-2/1/25		46	51
10.50%, 11/1/10-10/1/18		47	51
11.00%, 9/1/19-9/1/20		72	80
11.50%, 11/1/19		68	74
August TBA
7.00%, 8/25/36	(i)	2,350	2,402
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17		41	44
9.50%, 12/15/17-12/15/21		297	322
10.00%, 9/15/18-4/15/25		285	313
10.50%, 11/15/14-2/15/25		560	618
11.00%, 12/15/09-7/15/20		53	58
11.50%, 4/15/13-8/15/13		35	38
12.00%, 12/15/12-3/15/14		10	11
			53,702
Asset Backed Corporates (25.4%)
Asset Backed Funding Certificates
5.40%, 1/25/35	(h)	64	64
Banc of America Securities Auto Trust
3.99%, 8/18/09		1,500	1,477
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(h)	469	469
5.52%, 9/25/34	(h)	547	548

5.54%, 3/25/35	(h)	857	858
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		800	793
4.05%, 7/15/09		1,600	1,577
5.03%, 10/15/09		1,400	1,388
5.28%, 1/15/08	(h)	619	620
Carrington Mortgage Loan Trust
5.40%, 6/25/35	(h)	182	182
5.44%, 10/25/35	(h)	822	823
5.45%, 2/25/35	(h)	21	21
5.47%, 9/25/35	(h)	611	612
Caterpillar Financial Asset Trust
3.90%, 2/25/09		1,300	1,282
5.57%, 5/25/10		1,500	1,500
Chase Credit Card Master Trust
5.50%, 11/17/08		865	866
CIT Equipment Collateral
3.50%, 9/20/08		417	411
Citibank Credit Card Issuance Trust
6.875%, 11/16/09		1,240	1,261
CNH Equipment Trust
4.02%, 4/15/09		1,275	1,259
4.27%, 1/15/10		1,575	1,548
Countrywide Asset-Backed Certificates
5.47%, 5/25/36	(h)	1,443	1,444
Daimler Chrysler Auto Trust
4.04%, 9/8/09		1,200	1,184
Equifirst Mortgage Loan Trust
5.38%, 4/25/35	(h)	129	129
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 2/25/36	(h)	1,277	1,279
5.42%, 7/25/35	(h)	912	912
5.44%, 10/25/35	(h)	1,047	1,048
Ford Credit Auto Owner Trust
4.17%, 1/15/09		975	965
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/08	(h)	950	950
5.35%, 7/20/09	(h)	1,300	1,302
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	1,275	1,257
4.88%, 10/22/09	(e)	1,375	1,362
GSAMP Trust
5.41%, 4/25/35	(h)	55	55
5.49%, 11/25/34	(h)	257	257
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		243	242
3.76%, 12/17/12		1,750	1,707
4.07%, 2/15/12		1,125	1,092
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	825	811
Honda Auto Receivables Owner Trust
3.87%, 4/20/09		1,375	1,351
3.93%, 1/15/09		800	790
4.85%, 10/19/09		1,125	1,114
Hyundai Auto Receivables Trust
3.98%, 11/16/09		950	931
JP Morgan Chase Commercial Mortgage Securities Corp.
5.38%, 4/16/19	(e)(h)	220	220
Long Beach Mortgage Loan Trust
5.40%, 4/25/35	(h)	17	17
5.41%, 1/25/36	(h)	853	854
Mastr Asset Backed Securities Trust
5.412%, 3/25/35	(h)	160	161
MBNA Master Credit Card Trust USA
7.80%, 10/15/12		1,480	1,603

National City Auto Receivables Trust
2.88%, 5/15/11		1,350	1,307
New Century Home Equity Loan Trust
5.85%, 11/25/34	(h)	1,125	1,128
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		1,750	1,724
Novastar Home Equity Loan
5.44%, 6/25/35	(h)	268	268
Option One Mortgage Loan Trust
5.62%, 11/25/34	(h)	648	649
Ownit Mortgage Loan Asset Backed Certificates
5.43%, 3/25/36	(h)	145	145
RAAC Series
5.42%, 9/25/45	(h)	979	980
Residential Asset Mortgage Products, Inc.
5.43%, 10/25/26	(h)	110	110
Saxon Asset Securities Trust
5.41%, 10/25/35	(h)	406	406
SLM Student Loan Trust
5.12%, 10/25/12	(h)	302	302
Specialty Underwriting & Residential Finance
5.42%, 12/25/35	(h)	256	256
5.43%, 12/25/35	(h)	221	221
Structured Asset Investment Loan Trust
5.41%, 6/25/35	(h)	123	123
5.42%, 7/25/35	(h)	634	634
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)	1,400	1,401
TERRA
5.33%, 6/15/17	(e)(h)	719	719
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)	324	324
5.71%, 11/25/35	(h)	78	78
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		300	288
USAA Auto Owner Trust
3.16%, 2/17/09		550	543
3.58%, 2/15/11		1,850	1,809
3.90%, 7/15/09		1,125	1,112
Volkswagen Auto Lease Trust
3.82%, 5/20/08		1,000	992
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		1,500	1,487
Wachovia Auto Owner Trust
2.91%, 4/20/09		469	463
4.06%, 9/21/09		825	813
Wells Fargo Home Equity Trust
5.49%, 2/25/18	(h)	49	49
World Omni Auto Receivables Trust
3.29%, 11/12/08		438	434
			59,361
Collateralized Mortgage Obligations — Agency Collateral Series (2.3%)
Countrywide Alternative Loan Trust IO
Zero Coupon, 3/20/46-8/25/46		11,135	561
0.48%, 2/25/37		6,629	362
1.39%, 12/20/35	(e)(h)	10,225	266
1.92%, 12/20/35	(e)(h)	8,913	447
Federal Home Loan Mortgage Corporation
Inv Fl IO
0.75%, 3/15/24	(h)	600	10
Inv Fl IO TAC
3.35%, 10/15/29	(h)	55	1
IO
5.00%, 12/15/16		1,378	150
6.00%, 5/1/31		807	180

6.50%, 4/1/28-5/15/33		1,466	367
8.00%, 1/1/28-6/1/31		93	23
Federal National Mortgage Association
Inv Fl IO
2.30%, 2/17/31	(h)	445	22
2.78%, 12/25/29	(h)	86	1
2.88%, 10/25/28	(h)	553	20
IO
0.717%, 3/25/36	(h)	8,202	215
6.00%, 8/25/32-11/25/32		1,191	198
6.50%, 2/25/33-5/25/33		1,950	481
7.00%, 4/25/33		741	195
8.00%, 4/1/24-12/1/31		668	163
9.00%, 11/1/26		42	12
IO PAC
8.00%, 8/18/27		40	9
Government National Mortgage Association
Inv Fl IO
2.37%, 9/16/31	(h)	102	4
2.75%, 9/16/27	(h)	258	14
3.23%, 9/20/30	(h)	108	6
3.39%, 8/16/29	(h)	543	35
3.74%, 12/16/25	(h)	591	32
Greenpoint Mortgage Funding Trust IO
Zero Coupon, 8/25/45-10/25/45		12,011	370
Harborview Mortgage Loan Trust IO
IO
Zero Coupon, 7/25/46		@—	@—
0.70%, 6/19/35	(h)	6,319	139
1.01%, 5/19/35	(h)	9,900	240
1.34%, 3/19/37	(h)	6,353	312
2.03%, 7/20/36	(h)	8,800	379
PO
Zero Coupon, 3/19/37		@—	@—
Indymac Index Mortgage Loan Trust IO
0.30%, 7/7/35	(h)	5,575	172
			5,386
Finance (7.4%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	850	869
American General Finance Corp.
4.625%, 5/15/09-9/1/10		575	553
AXA Financial, Inc.
6.50%, 4/1/08		170	172
Bank of New York (The)
3.80%, 2/1/08		250	243
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		165	164
CIT Group, Inc.
2.875%, 9/29/06		340	338
4.75%, 8/15/08		215	211
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)	470	450
EOP Operating LP
7.50%, 4/19/29		220	232
Farmers Exchange Capital
7.05%, 7/15/28	(c)(e)	165	158
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	475	528
General Electric Capital Corp.
4.25%, 12/1/10	(c)	230	218
4.75%, 9/15/14	(c)	60	56
5.875%, 2/15/12	(c)	50	50
6.75%, 3/15/32		470	503

Goldman Sachs Group, Inc.
5.25%, 10/15/13		135	130
HSBC Finance Corp.
4.125%, 12/15/08		100	97
5.875%, 2/1/09		290	292
6.375%, 10/15/11		230	235
6.75%, 5/15/11		235	244
8.00%, 7/15/10		150	162
Huntington National Bank
4.375%, 1/15/10		250	240
JPMorgan Chase & Co.
6.00%, 2/15/09		635	639
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		575	559
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	400	388
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14		610	569
MBNA Corp.
5.58%, 5/5/08	(h)	475	479
Nationwide Building Society
4.25%, 2/1/10	(e)	465	443
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		265	260
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		260	258
Popular North America, Inc.
5.65%, 4/15/09		215	213
Residential Capital Corp.
6.375%, 6/30/10		670	662
SLM Corp.
4.00%, 1/15/10		205	194
5.00%, 10/1/13	(c)	490	463
Sovereign Bank
4.00%, 2/1/08		100	97
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		415	410
Two-Rock Pass Through Trust
6.102%, 12/31/49	(e)(h)	315	310
U.S. Bank N.A.
2.85%, 11/15/06		455	451
USB Capital IX
6.19%, 12/31/49	(h)	565	553
Wachovia Capital Trust III
5.80%, 12/31/49	(h)	1,765	1,715
Wachovia Corp.
4.95%, 11/1/06		760	758
Washington Mutual, Inc.
8.25%, 4/1/10		495	531
World Financial Properties
6.91%, 9/1/13	(e)	156	161
6.95%, 9/1/13	(e)	633	655
Xlliac Global Funding
4.80%, 8/10/10	(e)	490	471
			17,384
Industrials (5.6%)
America West Airlines, Inc.
7.10%, 4/2/21		577	595
AT&T, Inc.
6.15%, 9/15/34		250	230
Brookfield Asset Management, Inc.
7.125%, 6/15/12	(c)	325	343
Burlington Northern and Santa Fe Railway Co.
4.58%, 1/15/21		165	154
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		260	263

Caterpillar Financial Services Corp.
3.625%, 11/15/07		110	107
5.26%, 8/20/07	(h)	395	395
Clorox Co.
5.44%, 12/14/07	(h)	415	416
Comcast Cable Communications, Inc.
6.75%, 1/30/11	(c)	265	274
ConAgra Foods, Inc.
7.00%, 10/1/28		120	122
8.25%, 9/15/30		170	196
Consumers Energy Co.
4.80%, 2/17/09		225	219
Cooper Industries, Inc.
5.25%, 7/1/07		405	401
5.25%, 11/15/12	(e)	295	286
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)	190	216
Deutsche Telekom International Finance BV
8.25%, 6/15/30		185	214
FBG Finance Ltd.
5.125%, 6/15/15	(c)(e)	385	353
Federated Department Stores, Inc.
6.625%, 9/1/08		120	122
FedEx Corp.
2.65%, 4/1/07		215	210
France Telecom S.A.
8.50%, 3/1/31		370	447
Fred Meyer, Inc.
7.45%, 3/1/08		270	277
Harrahs Operating Co., Inc.
5.625%, 6/1/15		605	561
6.50%, 6/1/16		120	117
Hewlett-Packard Co.
5.339%, 5/22/09	(h)	265	265
Hyatt Equities LLC
6.875%, 6/15/07	(e)	280	282
ICI Wilmington, Inc.
4.375%, 12/1/08		235	227
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)	210	199
Limited Brands
6.95%, 3/1/33	(c)	200	191
Miller Brewing Co.
4.25%, 8/15/08	(e)	355	345
Mohawk Industries, Inc.
7.20%, 4/15/12		215	222
News America Holdings, Inc.
7.75%, 2/1/24		250	269
News America, Inc.
7.125%, 4/8/28		80	80
Norfolk Southern Corp.
7.35%, 5/15/07		245	248
Northrop Grumman Corp.
4.08%, 11/16/06		235	234
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		115	113
Raytheon Co.
6.15%, 11/1/08		46	46
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	230	215
Sealed Air Corp.
5.63%, 7/15/13	(c)(e)	480	458
Southwest Airlines Co.
5.50%, 5/1/08		325	325

Sprint Capital Corp.
8.75%, 3/15/32		80	97
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)	389	401
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10		490	461
Telefonica Europe BV
8.25%, 9/15/30		205	232
Textron Financial Corp.
4.125%, 3/3/08		230	224
5.125%, 2/3/11		340	332
Union Pacific Corp.
6.625%, 2/1/08		155	157
Viacom, Inc.
6.875%, 4/30/36	(e)	355	344
Vodafone Group plc
5.59%, 12/28/07	(h)	335	335
WPP Finance UK Corp.
5.875%, 6/15/14		215	209
Yum! Brands, Inc.
8.875%, 4/15/11		145	162
			13,191
Mortgages — Other (14.4%)
Banc of America Funding Corp.
5.62%, 9/20/35	(h)	898	903
Countrywide Alternative Loan Trust
5.48%, 7/25/46	(h)	1,091	1,091
5.53%, 11/20/35	(h)	1,007	1,011
5.58%, 3/20/46	(h)	1,030	1,032
5.65%, 11/20/35	(h)	1,060	1,065
5.84%, 2/25/36	(h)	1,613	1,633
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 4/19/46	(h)	1,597	1,597
Gemsco Mortgage Pass Through Certificate
8.70%, 11/25/10	(d)(k)	8	8
Greenpoint Mortgage Funding Trust
5.64%, 3/25/36	(h)	1,469	1,471
Harborview Mortgage Loan Trust
5.54%, 7/19/45	(h)	546	548
5.63%, 11/19/35	(h)	930	937
5.93%, 7/19/46	(h)	1,200	1,200
Indymac Index Mortgage Loan Trust
5.44%, 7/25/46	(h)	1,625	1,628
Luminent Mortgage Trust
5.55%, 5/25/46	(h)	1,209	1,212
5.56%, 4/25/36	(h)	1,091	1,094
Mastr Adjustable Rate Mortgage Trust
5.57%, 4/25/46	(h)	1,220	1,224
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)	855	855
Residential Accredit Loans, Inc.
5.59%, 2/25/46	(h)	571	574
5.58%, 2/25/46	(h)	582	583
Structured Asset Mortgage Investments, Inc.
5.41%, 7/25/36	(h)	2,025	2,025
5.51%, 2/25/36	(h)	588	588
5.59%, 4/25/36	(h)	1,858	1,860
Wamu Alternative Mortgage Pass-Through Certificates
5.083%, 4/25/46	(h)	1,250	1,262
Washington Mutual, Inc.
5.08%, 5/25/46	(h)	1,281	1,278
5.40%, 6/25/46	(h)	1,099	1,098
5.57%, 11/25/45-12/25/45	(h)	2,614	2,619
5.58%, 7/25/44-10/25/45	(h)	1,178	1,181
5.61%, 8/25/45	(h)	624	626

Zuni Mortgage Loan Trust
5.48%, 8/25/36	(h)	1,300	1,300
			33,503
Sovereign (0.2%)
United Mexican States
8.30%, 8/15/31		465	538
U.S. Treasury Securities (19.0%)
U.S. Treasury Strips IO
4.89%, 5/15/16	(c)	1,000	600
4.87%, 2/15/17	(c)	2,000	1,153
5.31%, 8/15/18	(c)	1,850	980
5.18%, 2/15/19	(c)	8,400	4,315
5.10%, 5/15/19	(c)	1,000	506
5.09%, 8/15/19	(c)	20,350	10,182
5.28%, 11/15/19	(c)	3,000	1,477
5.28%, 2/15/20	(c)	6,075	2,952
5.22%, 5/15/20	(c)	17,325	8,287
5.35%, 8/15/20	(c)	2,000	944
5.20%, 2/15/21	(c)	500	230
5.27%, 5/15/21	(c)	28,405	12,864
		91,905	44,490
Utilities (2.0%)
Ameren Corp.
4.263%, 5/15/07		320	316
Arizona Public Service Co.
5.80%, 6/30/14		330	319
6.75%, 11/15/06		120	120
Carolina Power & Light Co.
5.125%, 9/15/13		340	325
CC Funding Trust I
6.90%, 2/16/07		270	272
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		265	260
Consolidated Natural Gas Co.
6.25%, 11/1/11		265	268
5.00%, 12/1/14		250	230
Detroit Edison Co.
6.125%, 10/1/10		175	177
Entergy Gulf States, Inc.
3.60%, 6/1/08		200	191
5.631%, 12/1/09	(h)	155	154
Kinder Morgan Energy Partners LP
5.125%, 11/15/14	(c)	125	114
NiSource Finance Corp.
5.764%, 11/23/09	(h)	240	240
Ohio Power Corp.
6.00%, 6/1/16	(c)	345	341
Pacific Gas & Electric Co.
6.05%, 3/1/34		150	142
Plains All American Pipeline LP/PAA Finance Corp.
6.70%, 5/15/36	(e)	345	337
Public Service Electric & Gas Co.
5.00%, 1/1/13		230	220
Sempra Energy
4.621%, 5/17/07		230	228
Texas Eastern Transmission LP
7.00%, 7/15/32		170	182
Wisconsin Electric Power Co.
3.50%, 12/1/07		250	244
			4,680
Total Fixed Income Securities (Cost $240,625)			233,565

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day Euro
6/07 @ $94.25 (Cost $77)	309		131

	Shares
Preferred Stocks(0.3%)
Mortgages-Other (0.3%)
Home Ownership Funding Corp.
13.33% (Cost $637)	(e)	2,975	601

	Face
	Amount
	(000)
Short-Term Investments (22.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.3%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)	1,473	1,473
AmSouth Bank,
5.30%, 7/3/06	(h)	2,945	2,945
Bank of America Corp.,
5.31%, 7/3/06	(h)	323	323
5.32%, 7/3/06	(h)	2,356	2,356
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)	736	736
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)	1,473	1,473
5.37%, 7/3/06	(h)	1,767	1,767
BNP Paribas plc, 5.14%, 8/21/06	(h)	1,473	1,473
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)	1,502	1,502
Five Finance, Inc., 5.33%, 7/3/06	(h)	1,473	1,473
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)	736	736
5.42%, 7/3/06	(h)	1,384	1,384
HSBC Finance Corp., 5.13%, 7/6/06	(h)	736	736
Lehman Brothers, Inc., 5.35%, 7/3/06		6,339	6,339
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)	736	736
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)	2,945	2,945
5.34%, 7/31/06	(h)	442	442
Merrill Lynch & Co., 5.07%, 7/26/06	(h)	775	775
National City Bank Cleveland,
5.32%, 7/3/06	(h)	1,399	1,399
National Rural Utilities Cooperative Finance Corp.,
5.10%, 7/3/06	(h)	2,945	2,945
Nationwide Building Society,
5.55%, 9/28/06	(h)	1,708	1,708
Nordea Bank, New York,
5.31%, 7/3/06	(h)	2,209	2,209
Skandi New York, 5.14%, 7/10/06	(h)	1,473	1,473
SLM Corp., 5.27%, 7/20/06	(h)	1,473	1,473
Societe Generale, 5.36%, 7/3/06		442	442
Swedish National Housing Finance Co.,
5.02%, 7/18/06		2,560	2,560
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)	1,031	1,031
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)	294	294
5.31%, 7/3/06	(h)	2,209	2,209
			47,357
Discount Notes (1.3%)
Federal National Mortgage Association
Zero Coupon, 7/24/06		3,000	2,990
Repurchase Agreement (0.8%)
JP Morgan Securities, Inc. 5.10%
dated 6/30/06, due 7/3/06,
repurchase price $1,933	(f)	1,932	1,932
U.S. Treasury Securities (1.5%)
U.S. Treasury Bills
4.32%, 7/13/06	(j)	630	629

Total Short-Term Investments (Cost $52,908)	52,908
Total Investments + (122.9%) (Cost $294,247) —
Including $47,590 of Securities Loaned	287,205
Liabilities in Excess of Other Assets (-22.9%)	(53,433)
Net Assets (100.0%)	$233,772

(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $47,590,000. This was secured by collateral of $47,357,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,003,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value — At June 30, 2006 the Portfolio held $8,000 of fair valued securities.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13 , due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At June 30, 2006.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006.
IO	Interest Only
PO	Principle Only
PAC	Planned Amortization Class
TAC	Targeted Amortization Cass
TBA	To Be Announced
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $294,247,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $7,042,000 of which $748,000 related to appreciated securities and $7,790,000 related to depreciated securities.

@	Face Amount/Value is less than $500

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	No. of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
U.S. Treasury 5 Year Note	346	$35,779	Sep-06	$(202)
U.S. Treasury 10 Year Note	196	20,552	Sep-06	(39)
U.S. Treasury Bond - CME	398	42,449	Sep-06	69

Short:
U.S. Treasury 2 Year Note	(93)	(18,859)	Sep-06	35
				$(137)

			Face Amount
			(000)	Value (000)
Securities Sold Short - Debt Instruments (-4.4%)
Federal National Mortgage Association TBA 7.00%, 7/25/36 (Total Proceeds $10,285)			$(10,050)	$(10,282)

High Yield Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (97.3%)
Aerospace (1.7%)
Hexcel Corp.
6.75%, 2/1/15			$1,655	$1,556
K&F Acquisition, Inc.
7.75%, 11/15/14			2,400	2,376
				3,932
Asset Backed Corporates (1.2%)
Bear Stearns Asset Backed Securities, Inc.
5.62%, 4/25/33	(h)		102	102
Countrywide Asset-Backed Certificates
5.52%, 7/25/34	(h)		1,308	1,309
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 4/25/26	(h)		737	738
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(h)		407	408
New Century Home Equity Loan Trust
5.85%, 11/25/34	(h)		125	125
				2,682
Cable (5.1%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR (e)		900	1,286
Cablevision Systems Corp.
9.62%, 4/1/09	$	(c)(h)	1,930	2,055
CCH I LLC
11.00%, 10/1/15	(c)		652	574
Echostar DBS Corp.
5.75%, 10/1/08			1,270	1,245
6.375%, 10/1/11			1,115	1,070
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/12	(c)		1,270	1,289
9.61%, 1/15/15	(c)(h)		2,045	2,060
NTL CABLE plc
8.75%, 4/15/14			230	229
PanAmSat Corp.
9.00%, 8/15/14			307	313
PanAmSat Holding Corp.
7.27%, 11/1/14	(g)		2,180	1,622
				11,743
Chemicals (6.3%)
Cognis Deutschland GmbH & Co. KG
7.816%, 11/15/13	EUR	(e)(h)	915	1,205
Equistar Chemicals LP
10.125%, 9/1/08			$2,055	2,173
Huntsman International LLC
10.125%, 7/1/09	EUR		1,135	1,481
Innophos, Inc.
8.875%, 8/15/14	(c)		1,455	1,440
Innophos Investments Holdings, Inc. PIK
13.17%, 2/15/15			$1,152	1,159
Koppers, Inc.
9.875%, 10/15/13	(c)		490	528
Millennium America, Inc.
9.25%, 6/15/08			1,294	1,333
Nalco Co.
7.75%, 11/15/11	(c)		975	978
8.875%, 11/15/13	(c)		1,375	1,392

Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	700	911
10.625%, 5/15/11		$645	694
Westlake Chemical Corp.
6.625%, 1/15/16	(c)	1,130	1,049
			14,343
Consumer Products (2.2%)
Levi Strauss & Co.
9.74%, 4/1/12	(c)(h)	2,820	2,883
Oxford Industries, Inc.
8.875%, 6/1/11		1,145	1,151
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		945	1,002
			5,036
Diversified Media (4.5%)
Advanstar Communications, Inc.
10.75%, 8/15/10		515	555
AMC Entertainment, Inc.
9.420%, 8/15/10	(h)	960	994
CanWest Media, Inc.
8.00%, 9/15/12		2,052	2,042
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		872	983
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		1,030	1,121
Houghton Mifflin Co.
8.25%, 2/1/11		1,180	1,201
9.875%, 2/1/13	(c)	1,420	1,480
Nebraska Book Co., Inc.
8.625%, 3/15/12		540	505
Quebecor World Capital Corp.
8.75%, 3/15/16	(c)(e)	1,505	1,381
			10,262
Energy (9.6%)
Chaparral Energy, Inc.
8.50%, 12/1/15	(e)	1,735	1,735
CHC Helicopter Corp.
7.375%, 5/1/14		2,455	2,369
Chesapeake Energy Corp.
6.625%, 1/15/16	(c)	1,075	1,005
7.50%, 9/15/13		1,090	1,098
7.625%, 7/15/13		175	177
CIE Generale De Geophysique
7.50%, 5/15/15		615	604
El Paso Production Holding Co.
7.75%, 6/1/13		1,760	1,782
Hanover Compressor Co.
8.625%, 12/15/10	(c)	45	47
9.00%, 6/1/14		450	473
Hanover Equipment Trust
8.50%, 9/1/08		972	1,001
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15	(e)	1,010	970
10.50%, 9/1/10	(e)	1,320	1,429
Husky Oil Co.
8.90%, 8/15/28	(h)	1,530	1,616
Kinder Morgan Finance Co. ULC
5.70%, 1/5/16		1,900	1,653
Magnum Hunter Resources, Inc.
9.60%, 3/15/12		933	989
Massey Energy Co.
6.875%, 12/15/13	(e)	2,205	2,062
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		1,415	1,436
Pogo Producing Co.
6.875%, 10/1/17	(c)	1,440	1,341
			21,787

Financial (0.5%)
Residential Capital Corp.
6.375%, 6/30/10		1,270	1,254
Food & Drug (2.2%)
CA FM Lease Trust
8.50%, 7/15/17	(e)	1,139	1,212
Delhaize America, Inc.
8.125%, 4/15/11		965	1,020
9.00%, 4/15/31		445	490
Jean Coutu Group, Inc.
7.625%, 8/1/12		1,125	1,097
Rite Aid Corp.
8.125%, 5/1/10	(c)	1,190	1,202
			5,021
Food & Tobacco (4.6%)
Michael Foods, Inc.
8.00%, 11/15/13	(c)	1,170	1,155
Pilgrim’s Pride Corp.
9.25%, 11/15/13	(c)	1,540	1,544
9.625%, 9/15/11		2,475	2,586
Reynolds American, Inc.
6.50%, 7/15/10	(c)(e)	2,395	2,329
Smithfield Foods, Inc.
7.00%, 8/1/11		1,045	1,016
7.75%, 5/15/13		1,000	986
8.00%, 10/15/09	(c)	885	898
			10,514
Forest Products (4.8%)
Crown Americas LLC and Crown Americas Capital Corp.
7.625%, 11/15/13	(c)(e)	965	953
Crown European Holdings S.A.
6.25%, 9/1/11	EUR	520	693
Glatfelter
7.125%, 5/1/16	$ (e)	205	203
Graham Packaging Co., Inc.
8.50%, 10/15/12	(c)	1,330	1,310
Graphic Packaging International Corp.
9.50%, 8/15/13	(c)	1,745	1,736
JSG Funding plc
10.125%, 10/1/12	EUR	480	672
Owens-Illinois, Inc.
7.35%, 5/15/08		$60	61
7.50%, 5/15/10	(c)	3,030	2,977
Packaging Corp. Of America
4.375%, 8/1/08		2,500	2,429
			11,034
Gaming & Leisure (4.4%)
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		2,465	2,339
Las Vegas Sands Corp.
6.375%, 2/15/15	(c)	1,340	1,250
MGM Mirage
6.00%, 10/1/09		3,375	3,299
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		650	682
Station Casinos, Inc.
6.00%, 4/1/12		970	913
6.875%, 3/1/16		1,580	1,481
			9,964
Health Care (8.2%)
AmerisourceBergen Corp.
5.625%, 9/15/12	(e)	2,480	2,381
Community Health Systems, Inc.
6.50%, 12/15/12		1,160	1,106

DaVita, Inc.
6.625%, 3/15/13	(c)	1,170	1,117
Fisher Scientific International, Inc.
6.125%, 7/1/15		2,450	2,373
Fresenius Medical Care Capital Trust
7.375%, 6/15/11	EUR	450	626
7.875%, 6/15/11		$1,095	1,111
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		1,361	1,385
HCA, Inc.
5.25%, 11/6/08		2,500	2,447
MedCath Holdings Corp.
9.875%, 7/15/12	(c)	1,580	1,639
National Mentor Holdings, Inc.
11.25%, 7/1/14	(e)	975	997
Omnicare, Inc.
6.75%, 12/15/13		880	843
Tenet Healthcare Corp.
7.375%, 2/1/13		670	615
9.875%, 7/1/14		315	317
VWR International, Inc.
6.875%, 4/15/12		1,740	1,670
			18,627
Housing (1.2%)
Goodman Global Holding Co., Inc.
8.329%, 6/15/12	(h)	441	443
Nortek, Inc.
8.50%, 9/1/14		1,780	1,731
Technical Olympic USA, Inc.
10.375%, 7/1/12	(c)	575	555
			2,729
Information Technology (1.8%)
Iron Mountain, Inc.
7.75%, 1/15/15		790	758
8.625%, 4/1/13		2,085	2,095
SunGuard Data Systems, Inc.
9.125%, 8/15/13	(c)(e)	990	1,032
9.431%, 8/15/13	(e)	119	125
			4,010
Manufacturing (1.9%)
General Cable Corp.
9.50%, 11/15/10		1,065	1,134
Johnsondiversey, Inc.
9.625%, 5/15/12	(c)	2,495	2,495
9.625%, 5/15/12	EUR	55	72
Propex Fabrics, Inc.
10.00%, 12/1/12		$730	672
			4,373
Metals (0.9%)
Foundation PA Coal Co.
7.25%, 8/1/14		575	564
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)(k)	4,140	@—
GrafTech Finance, Inc.
10.25%, 2/15/12		1,495	1,585
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(b)(d)(k)	2,485	@—
			2,149
Retail (2.5%)
Bon-Ton Stores, Inc. (The)
10.25%, 3/15/14	(c)(e)	1,440	1,343
Brown Shoe Co., Inc.
8.75%, 5/1/12		1,145	1,182
Linens 'n Things, Inc.
10.70%, 1/15/14	(c)(e)(h)	1,815	1,729

Phillips -Van Heusen
7.25%, 2/15/11	(c)	1,400	1,393
5,647
Services (1.7%)
Buhrmann U.S., Inc.
7.875%, 3/1/15	650	645
8.25%, 7/1/14	1,175	1,175
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
7.375%, 9/1/10	2,060	2,070
3,890
Sovereign (0.5%)
Mexican Bonos
10.00%, 12/5/24	MXN	11,370	1,050
Telecommunications (2.7%)
Axtel S.A.
11.00%, 12/15/13	$1,438	1,582
Esprit Telecom Group plc
10.875%, 6/15/08	(b)(d)(k)	965	@—
11.00%, 6/15/08	DEM	(b)(d)(k)	2,608	@—
11.50%, 12/15/07	$	(b)(d)(k)	600	@—
11.50%, 12/15/07	EUR	(b)(d)(k)	1,669	@—
EXDS, Inc.
11.625%, 7/15/10	$	(b)(c)(d)(k)	3,899	@—
Nordic Telephone Co. Holdings ApS
8.875%, 5/1/16	(e)	465	480
Qwest Communications International, Inc.
8.67%, 2/15/09	(h)	1,495	1,531
Qwest Corp.
5.625%, 11/15/08	355	348
Rhythms NetConnections, Inc.
12.75%, 4/15/09	(b)(d)(k)	433	@—
13.50%, 5/15/08	(b)(d)(k)	12,869	@—
14.00%, 2/15/10	(b)(d)(k)	11,487	@—
TDC A/S
6.50%, 4/19/12	EUR	380	497
Wind Acquisition Finance S.A.
10.75%, 12/1/15	$	(e)	1,620	1,729
6,167
Transportation (8.9%)
Amsted Industries, Inc.
10.25%, 10/15/11	(e)	2,430	2,612
ArvinMeritor, Inc.
8.75%, 3/1/12	655	642
Ford Motor Credit Co.
5.80%, 1/12/09	1,340	1,225
7.00%, 10/1/13	(c)	2,000	1,724
General Motors Acceptance Corp.
4.375%, 12/10/07	1,615	1,550
6.875%, 9/15/11	4,255	4,064
6.875%, 8/28/12	375	354
General Motors Corp.
7.125%, 7/15/13	710	588
8.375%, 7/15/33	(c)	3,215	2,604
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12	1,955	1,950
Sonic Automotive, Inc.
8.625%, 8/15/13	2,945	2,930
20,243
U.S. Treasury Securities (7.3%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)	7,500	8,342
U.S. Treasury Notes
4.50%, 2/28/11	(c)	8,400	8,193
16,535

Utilities (10.4%)
AES Corp. (The)
7.75%, 3/1/14	(c)	905	914
8.875%, 2/15/11		243	256
9.00%, 5/15/15	(e)	105	113
9.375%, 9/15/10		396	426
CMS Energy Corp.
7.50%, 1/15/09	(c)	2,785	2,834
Colorado Interstate Gas Co.
6.80%, 11/15/15		1,030	998
Ipalco Enterprises, Inc.
8.375%, 11/14/08		640	661
8.625%, 11/14/11		730	777
Monongahela Power Co.
5.00%, 10/1/06		1,660	1,656
Nevada Power Co.
8.25%, 6/1/11		950	1,020
9.00%, 8/15/13		1,045	1,136
Northwest Pipeline Corp.
8.125%, 3/1/10		475	496
Ormat Funding Corp.
8.25%, 12/30/20		1,580	1,627
PSEG Energy Holdings LLC
8.625%, 2/15/08		2,805	2,889
Southern Natural Gas Co.
8.875%, 3/15/10		935	992
Transcontinental Gas Pipe Line Corp.
6.25%, 1/15/08		2,300	2,297
TXU Corp.
6.375%, 1/1/08		2,300	2,317
Williams Cos., Inc.
7.875%, 9/1/21	(c)	2,160	2,203
			23,612
Wireless Communications (2.2%)
American Tower Corp.
7.125%, 10/15/12		900	903
7.50%, 5/1/12		1,475	1,497
Rural Cellular Corp.
8.25%, 3/15/12	(c)	500	516
UbiquiTel Operating Co.
9.875%, 3/1/11		1,930	2,109
			5,025
Total Fixed Income Securities (Cost $247,468)			221,629

	Shares
Common Stocks (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(a)	135,890	11
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(a)	7,617	@—
XO Holdings, Inc.	(a)(c)	6,943	31
			31
Utilities (0.0%)
PNM Resources, Inc.		1.708	43
Total Common Stocks (Cost $10,801)			85
Preferred Stocks (0.0%)
Broadcasting (0.0%)
ION Media Networks, Inc.(Convertible) PIK
(Cost $0)	(a)(e)	1	7

	No. of
	Warrants
Warrants (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(a)	13,891	12
XO Holdings, Inc., Series B, expiring 1/16/10	(a)	10,418	5
XO Holdings, Inc., Series C, expiring 1/16/10	(a)	10,418	4
			21

Utilities (0.0%)
SW Acquisition Inc., expiring 4/1/11	(a)(d)(e)(k)	8,021	@—
Total Warrants (Cost $26)			21

	Face
	Amount
	(000)
Short-Term Investments (17.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (17.1%)
Alliance & Leicester plc, 5.13%, 7/10/06	$ (h)	1,213	1,213
AmSouth Bank, 5.30%, 7/3/06	(h)	2,426	2,426
Bank of America Corp.,
5.31%, 7/3/06	(h)	267	267
5.32%, 7/3/06	(h)	1,941	1,941
Bank of New York Co., Inc.,
5.16%, 7/10/06	(h)	606	606
Bear Stearns & Co, Inc.,
5.20%, 7/17/06	(h)	1,213	1,213
5.37%, 7/3/06	(h)	1,456	1,456
BNP Paribas plc, 5.14%, 8/21/06	(h)	1,213	1,213
Dekabank Deutsche Girozentrale,
5.10%, 7/19/06	(h)	1,237	1,237
Five Finance, Inc., 5.33%, 7/3/06	(h)	1,213	1,213
Goldman Sachs Group, Inc.,
5.22%, 7/17/06	(h)	607	607
5.42%, 7/3/06	(h)	1,140	1,140
HSBC Finance Corp., 5.13%, 7/6/06	(h)	607	607
Lehman Brothers, Inc., 5.35%, 7/3/06		5,221	5,221
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06	(h)	606	606
Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)	2,426	2,426
5.34%, 7/31/06	(h)	364	364
Merrill Lynch & Co., 5.07%, 7/26/06	(h)	638	638
National City Bank Cleveland,
5.32%, 7/3/06	(h)	1,152	1,152
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)	2,426	2,426
Nationwide Building Society,
5.55%, 9/28/06	(h)	1,407	1,407
Nordea Bank, New York,
5.31%, 7/3/06	(h)	1,819	1,819
Skandi New York, 5.14%, 7/10/06	(h)	1,213	1,213
SLM Corp., 5.27%, 7/20/06	(h)	1,213	1,213
Societe Generale, 5.36%, 7/3/06		364	364
Swedish National Housing Finance Co.,
5.02%, 7/18/06		2,108	2,108
Unicredito Italiano Bank (Ireland) plc,
5.16%, 7/10/06	(h)	849	849
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)	243	243
5.31%, 7/3/06	(h)	1,819	1,819
			39,007
Repurchase Agreement (0.8%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $1,902	(f)	1,901	1,901
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
4.51%, 7/13/06	(c)(j)	150	150
Total Short-Term Investments (Cost $41,058)			41,058
Total Investments+ (115.3%) (Cost $299,353) —
Including $53,337 of Securities Loaned			262,800
Liabilities in Excess of Other Assets (-15.3%)			(34,968)
Net Assets (100%)			$227,832

(a)	Non-income producing security.
(b)	Issuer is in default.

(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $53,337,000. This was secured by collateral of $39,007,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $14,876,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value — At June 30, 2006, the Portfolio held fair valued securities each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investmentsas follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National MortgageAssociation, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total valueof $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated partiespursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for future contracts.
(k)	Security has been deemed illiquid — At June 30, 2006
@	Face Amount/Value is less than $500.
EUR	Euro
DEM	German Mark
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $299,353,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $36,553,000 of which $3,453,000 relatedto appreciated securities and $40,006,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency				Exchange			Appreciation
to		Value	Settlement	For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
EUR	388	$499	09/27/06	USD	489	$489	$(10)
EUR	177	228	09/27/06	USD	223	223	(5)
EUR	300	386	09/27/06	USD	378	378	(8)
EUR	1,754	2,256	09/27/06	USD	2,211	2,211	(45)
EUR	3,154	4,057	09/27/06	USD	3,975	3,975	(82)
		$7,426				$7,276	$(150)

USD -U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	103	$10,801	Sep-06	$(37)
U.S. Treasury
Bonds	89	9,492	Sep-06	(14)
Short:
U.S. Treasury
2yr. Note	345	69,960	Sep-06	194
U.S. Treasury
5yr. Note	155	16,028	Sep-06	40
				$183

Intermediate Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (93.6%)
Agency Adjustable Rate Mortgages (0.2%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 4/20/25-1/20/28		$164	$165
4.75%, 7/20/25-9/20/27		58	58
5.125%, 11/20/25-11/20/27		67	67
5.375%, 3/20/25		33	33
			323
Agency Fixed Rate Mortgages (11.0%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
11.00%, 7/1/13		12	13
Gold Pools:
7.00%, 6/1/28-6/1/32		151	155
7.50%, 8/1/30-1/1/31		141	146
8.00%, 6/1/30-9/1/31		606	639
8.50%, 7/1/30-7/1/31		94	101
9.50%, 12/1/22		25	27
10.00%, 6/1/17		26	28
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30-5/1/33		488	492
7.00%, 1/1/32-8/1/35		10,033	10,282
7.50%, 8/1/29-3/1/32		1,109	1,149
8.00%, 10/1/30-9/1/31		172	181
8.50%, 8/1/30		9	10
9.50%, 12/1/17-12/1/21		461	501
10.00%, 7/1/18-5/1/22		16	17
August TBA
7.00%, 8/25/36	(i)	550	562
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16-12/15/21		192	209
10.00%, 1/15/16-3/15/25		324	355
10.50%, 3/15/16-2/15/18		57	62
11.00%, 3/15/10-6/15/20		120	131
11.50%, 6/15/13		9	9
12.00%, 5/15/14		8	9
12.50%, 12/15/10		5	5
			15,083
Asset Backed Corporates (31.7%)
ACE Securities Corp.
5.43%, 7/25/35	(h)	1,024	1,024
Aegis Asset Backed Securities Trust
5.42%, 8/25/35	(h)	530	530
Asset Backed Funding Certificates
5.40%, 1/25/35	(h)	57	57
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35	(h)	583	583
5.51%, 8/25/31	(h)	@—	@—
5.52%, 9/25/34	(h)	444	445
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		500	496
4.05%, 7/15/09		1,450	1,429
Carrington Mortgage Loan Trust
5.40%, 6/25/35	(h)	173	173
5.45%, 2/25/35	(h)	17	17
5.47%, 9/25/35	(h)	978	979

Caterpillar Financial Asset Trust
3.90%, 2/25/09		1,150	1,134
5.57%, 5/25/10		925	925
Citigroup Mortgage Loan Trust, Inc.
5.41%, 5/25/35	(h)	347	347
5.42%, 8/25/36	(h)	1,000	1,000
CNH Equipment Trust
4.02%, 4/15/09		1,150	1,135
4.27%, 1/15/10		2,250	2,211
Credit-Based Asset Servicing & Securitization
5.41%, 6/25/36	(h)	1,000	1,000
Daimler Chrysler Auto Trust
3.09%, 1/8/08		376	376
Equifirst Mortgage Loan Trust
5.38%, 4/25/35	(h)	122	122
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	1,675	1,652
4.88%, 10/22/09	(e)	2,125	2,104
GSAMP Trust
5.41%, 4/25/35-6/25/35	(h)	164	165
5.42%, 6/25/36	(h)	1,000	1,000
5.44%, 8/25/35	(h)	332	332
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10		340	333
2.76%, 5/15/10		1,222	1,199
3.09%, 6/15/10		251	246
3.76%, 12/17/12		550	537
4.07%, 2/15/12		1,150	1,116
4.41%, 6/15/12		1,500	1,470
4.50%, 1/15/10		236	236
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	1,325	1,303
Honda Auto Receivables Owner Trust
2.48%, 7/18/08		465	465
2.77%, 11/21/08		672	660
4.85%, 10/19/09		1,700	1,684
Hyundai Auto Receivables Trust
2.33%, 11/15/07		30	30
3.98%, 11/16/09		975	956
Irwin Home Equity Trust
5.46%, 6/25/35	(h)	710	710
Long Beach Mortgage Loan Trust
5.43%, 6/25/35	(h)	159	159
Merrill Lynch Mortgage Investors, Inc.
5.52%, 6/25/35	(h)	323	323
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		1,700	1,675
Novastar Home Equity Loan
5.44%, 6/25/35	(h)	354	354
Park Place Securities, Inc.
5.40%, 6/25/35	(h)	85	85
5.41%, 7/25/35	(h)	172	172
Saxon Asset Securities Trust
5.41%, 10/25/35	(h)	500	500
Specialty Underwriting & Residential Finance
5.42%, 12/25/35	(h)	237	238
5.43%, 12/25/35	(h)	175	175
Structured Asset Investment Loan Trust
5.41%, 6/25/35	(h)	151	151
Structured Asset Securities Corp.
5.40%, 1/25/35-5/25/35	(h)	555	555
5.52%, 6/25/35	(h)	275	275
TERRA
5.33%, 6/15/17	(e)(h)	671	671

Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)	418	419
5.50%, 7/25/36	(h)	602	603
5.79%, 11/25/34	(h)	288	288
TXU Electric Delivery Transition Bond Co. LLC
4.81%, 11/17/14		175	168
USAA Auto Owner Trust
2.67%, 10/15/10		875	853
Volkswagen Auto Lease Trust
3.82%, 5/20/08		825	818
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		2,175	2,157
Wachovia Auto Owner Trust
4.06%, 9/21/09		750	739
Wachovia Mortgage Loan Trust LLC
4.93%, 10/25/35		603	603
Wells Fargo Home Equity Trust
4.99%, 2/25/18	(h)	80	80
Whole Auto Loan Trust
2.58%, 3/15/10		899	889
World Omni Auto Receivables Trust
3.29%, 11/12/08		385	382
			43,513
Collateralized Mortgage Obligations-Agency Collateral Series (2.7%)
Countrywide Alternative Loan Trust IO
0.48%, 2/25/37	(h)	11,210	613
1.13%, 12/20/35	(e)(h)	15,091	392
1.92%, 12/20/35	(e)(h)	13,176	661
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.25%, 3/15/32		599	46
IO
5.00%, 9/15/14		655	33
6.00%, 5/1/31		288	64
6.50%, 4/1/28-8/1/28		637	158
7.00%, 2/15/32		118	30
8.00%, 1/1/28-6/1/31		24	6
IO PAC
6.00%, 4/15/32		302	47
Federal National Mortgage Association
Inv Fl IO
3.28%, 12/25/29		31	@—
IO
6.00%, 5/25/33-6/25/33		820	198
6.50%, 6/1/31		187	47
7.00%, 4/25/33		367	97
8.00%, 5/1/30		14	3
9.00%, 11/1/26		45	13
IO PAC
8.00%, 8/18/27		46	11
Government National Mortgage Association Inv Fl IO
3.20%, 12/16/25		227	12
3.25%, 9/16/27-5/16/32		270	14
Harborview Mortgage Loan Trust
IO
0.70%, 6/19/35	(h)	12,720	280
1.01%, 5/19/35	(h)	16,961	411
1.34%, 3/19/37	(h)	10,737	527
PO
3/19/37		@—	@—
			3,663
Finance (15.2%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	610	624
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)	250	248

American General Finance Corp.
4.625%, 5/15/09		755	733
AXA Financial, Inc.
6.50%, 4/1/08		295	298
Bank of America Corp.
3.375%, 2/17/09		245	232
3.875%, 1/15/08		165	161
Bank of New York (The)
3.80%, 2/1/08		250	243
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		85	85
Bank One Corp.
6.00%, 2/17/09		455	459
CIT Group, Inc.
2.875%, 9/29/06		130	129
3.65%, 11/23/07		285	277
4.75%, 8/15/08		100	98
Citigroup Global Markets Holdings, Inc.
5.41%, 12/12/06	(h)	80	80
Countrywide Home Loans, Inc.
3.25%, 5/21/08		327	313
EOP Operating LP
6.76%, 6/15/07		400	403
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	300	334
General Electric Capital Corp.
4.75%, 9/15/14		95	89
5.375%, 3/15/07		930	929
Goldman Sachs Group, Inc.
5.25%, 10/15/13		330	317
Hartford Financial Services Group, Inc.
7.90%, 6/15/10		60	64
HSBC Finance Corp.
4.125%, 12/15/08		90	87
6.40%, 6/17/08		270	274
6.75%, 5/15/11		285	296
Huntington National Bank
4.375%, 1/15/10		300	288
John Hancock Global Funding II
7.90%, 7/2/10	(e)	715	777
JPMorgan Chase & Co.
6.00%, 2/15/09		275	277
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	255	247
Marshall & Ilsley Bank
3.80%, 2/8/08		410	398
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07		440	438
MBNA Corp.
5.58%, 5/5/08	(h)	625	630
Monumental Global Funding II
3.85%, 3/3/08	(e)	760	738
Nationwide Building Society
4.25%, 2/1/10	(e)	325	310
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		175	172
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		350	347
Popular North America, Inc.
5.65%, 4/15/09		155	154
Pricoa Global Funding I
3.90%, 12/15/08	(e)	795	763
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)	145	145

Residential Capital Corp.
6.375%, 6/30/10		470	464
Simon Property Group LP
6.375%, 11/15/07		355	357
SLM Corp.
4.00%, 1/15/10		175	165
5.00%, 10/1/13		265	250
Sovereign Bank
4.00%, 2/1/08		100	97
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		311	307
TIAA Global Markets, Inc.
4.125%, 11/15/07	(e)	630	616
5.00%, 3/1/07	(e)	710	706
Two-Rock Pass Through Trust
6.10%, 12/31/49	(e)(h)	290	286
U.S. Bancorp
5.10%, 7/15/07		125	124
U.S. Bank N.A.
2.85%, 11/15/06		590	584
USB Capital IX
6.19%, 12/31/49		400	392
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)	1,125	1,093
Wachovia Corp.
4.95%, 11/1/06	(h)	950	948
Washington Mutual, Inc.
8.25%, 4/1/10		365	392
World Financial Properties
6.91%, 9/1/13	(e)	954	984
6.95%, 9/1/13	(e)	231	239
Xlliac Global Funding
4.80%, 8/10/10	(e)	375	360
			20,821
Industrials (9.1%)
America West Airlines, Inc.
7.10%, 4/2/21		233	240
American Honda Finance Corp.
3.85%, 11/6/08	(e)	325	312
AT&T, Inc.
5.30%, 11/15/10		160	156
Brookfield Asset Management, Inc.
7.125%, 6/15/12		300	317
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		111	104
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		190	192
Caterpillar Financial Services Corp.
5.26%, 8/20/07	(h)	280	280
Clorox Co.
5.44%, 12/14/07	(h)	400	401
Comcast Cable Communications, Inc.
6.75%, 1/30/11		235	243
8.375%, 5/1/07		105	107
Conoco Funding Co.
5.45%, 10/15/06		100	100
Consumers Energy Co.
4.00%, 5/15/10		100	93
4.80%, 2/17/09		175	170
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12		385	377
CVS Corp.
3.875%, 11/1/07		65	63
Deutsche Telekom International Finance BV
8.00%, 6/15/10		435	467

FBG Finance Ltd.
5.125%, 6/15/15	(e)	255	234
Federated Department Stores, Inc.
6.30%, 4/1/09		265	268
6.625%, 9/1/08		80	81
France Telecom S.A.
7.75%, 3/1/11		290	312
Fred Meyer, Inc.
7.45%, 3/1/08		300	308
General Mills, Inc.
3.875%, 11/30/07		85	83
Harrahs Operating Co., Inc.
5.625%, 6/1/15		445	412
Hewlett Packard Co.
5.340%, 5/22/09	(h)	165	165
Hyatt Equities LLC
6.875%, 6/15/07	(e)	330	332
ICI Wilmington, Inc.
4.375%, 12/1/08		125	121
Johnson Controls, Inc.
5.00%, 11/15/06		255	254
Kraft Foods, Inc.
5.25%, 6/1/07		115	114
Lenfest Communications, Inc.
7.625%, 2/15/08		40	41
LG Electronics, Inc.
5.00%, 6/17/10	(e)	165	157
Masco Corp.
4.625%, 8/15/07		240	236
May Department Stores Co. (The)
5.95%, 11/1/08		295	296
Miller Brewing Co.
4.25%, 8/15/08	(e)	280	272
Mohawk Industries, Inc.
7.20%, 4/15/12		235	243
Norfolk Southern Corp.
7.35%, 5/15/07		240	243
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		170	166
Raytheon Co.
6.15%, 11/1/08		130	131
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	105	98
Sealed Air Corp.
5.625%, 7/15/13	(e)	300	286
Southwest Airlines Co.
5.50%, 11/1/06		110	110
Sprint Capital Corp.
8.375%, 3/15/12		55	61
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)	262	270
Telecom Italia Capital S.A.
4.00%, 1/15/10		335	314
Textron Financial Corp.
4.125%, 3/3/08		305	297
5.125%, 2/3/11		95	93
Toyota Motor Credit Corp.
5.65%, 1/15/07		385	385
Union Pacific Corp.
6.625%, 2/1/08		416	422
UnitedHealth Group, Inc.
4.125%, 8/15/09		120	115
5.20%, 1/17/07		25	25
Verizon Global Funding Corp.
6.125%, 6/15/07		445	447
7.25%, 12/1/10		140	147

Verizon New England, Inc.
6.50%, 9/15/11		200	200
Viacom, Inc.
5.75%, 4/30/11	(e)	300	295
Vodafone Group plc
5.59%, 12/28/07	(h)	215	215
WellPoint, Inc.
6.80%, 8/1/12		115	120
Weyerhaeuser Co.
6.125%, 3/15/07		20	20
WPP Finance UK Corp.
5.875%, 6/15/14		160	155
Yum! Brands, Inc.
8.875%, 4/15/11		260	290
			12,456
Mortgages -Other (16.0%)
Banc of America Funding Corp.
5.62%, 9/20/35	(h)	673	678
Countrywide Alternative Loan Trust
5.53%, 11/20/35	(e)(h)	1,381	1,387
5.60%, 10/25/35	(e)(h)	745	747
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 3/25/35	(h)	437	439
Greenpoint Mortgage Funding Trust
5.64%, 8/25/35	(h)	2,442	2,445
Harborview Mortgage Loan Trust
5.49%, 3/19/36	(h)	1,780	1,783
5.54%, 7/19/45	(h)	702	704
5.63%, 11/19/35	(h)	1,186	1,195
Luminent Mortgage Trust
5.56%, 4/25/36	(h)	1,834	1,840
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)	1,087	1,087
Residential Accredit Loans, Inc.
5.58%, 2/25/46	(h)	997	999
5.59%, 2/25/46	(h)	920	924
Washington Mutual, Inc.
5.57%, 11/25/45-12/25/45	(h)	3,895	3,903
5.58%, 10/25/45	(h)	1,434	1,438
5.59%, 4/25/45	(h)	1,572	1,574
5.61%, 8/25/45	(h)	784	787
			21,930
Sovereign (0.4%)
Province of Quebec Canada
6.125%, 1/22/11		550	562
U.S. Treasury Securities (3.9%)
U.S. Treasury Notes
4.86%, 2/15/13		5,825	5,424
Utilities (3.4%)
Ameren Corp.
4.26%, 5/15/07		220	217
Appalachian Power Co.
3.60%, 5/15/08		355	342
Arizona Public Service Co.
5.80%, 6/30/14		330	319
6.75%, 11/15/06		165	166
Carolina Power & Light Co.
5.125%, 9/15/13		245	234
CC Funding Trust I
6.90%, 2/16/07		515	518
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		175	172
Columbus Southern Power Co.
4.40%, 12/1/10		100	94

Consolidated Natural Gas Co.
5.375%, 11/1/06		775	774
6.25%, 11/1/11		205	207
Detroit Edison Co.
6.125%, 10/1/10		155	156
Entergy Gulf States, Inc.
5.63%, 12/1/09	(h)	215	213
Kinder Morgan, Inc.
5.125%, 11/15/14		80	73
NiSource Finance Corp.
5.76%, 11/23/09	(h)	165	165
Ohio Power Corp.
6.00%, 6/1/16		190	188
Public Service Electric & Gas Co.
5.00%, 1/1/13		145	139
Sempra Energy
4.62%, 5/17/07		145	144
TXU Energy Co. LLC
6.125%, 3/15/08		125	125
Wisconsin Electric Power Co.
3.50%, 12/1/07		395	384
			4,630
Total Fixed Income Securities (Cost $130,790)			128,405

Shares
Preferred Stock (0.1%)
Mortgages -Other (0.1%)
Home Ownership Funding Corp.
13.33% (Cost $129)	(e)	650	131

No. of
Contracts
Put Options Purchased (0.1%)
90 Day Euro (0.1%)
6/07 @ $94.25 (Cost $46)	188	80

	Face
	Amount
	(000)
Short Term Investments (6.8%)
Discount Notes (5.8%)
Federal National Home Loan Mortgage Corporation
5.20%, 7/25/06	$4,983	4,982
Federal National Mortgage Association
4.90%, 7/24/06	2,991	2,990
		7,972
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $335	(f) 335	335
U.S. Treasury Securities (0.8%)
U.S. Treasury Bills
4.40%, 7/13/06	(j) 1,035	1,034
Total Short-Term Investments (Cost $9,342)		9,341
Total Investments+(100.6%) (Cost $140,307)		137,957
Liabilities in Excess of Other Assets (-0.6%)		(830)
Net Assets (100%)		$137,127

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $140,307,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $2,350,000 of which $361,000 related to appreciated securities and $2,711,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number of	Value	Expiration	Appreciation
	Contracts	(000)	Date	(Depreciation)
Long:
U.S. Treasury
5 yr. Note	143	$14,787	Sep-06	$(78)
U.S. Treasury
10 yr. Note	243	25,481	Sep-06	(114)
U.S. Treasury
Long Bond	27	2,880	Sep-06	(7)
Short:
U.S. Treasury
2 yr. Note	12	2,433	Sep-06	(5)
				$(204)

International Fixed Income Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (92.8%)
Australia (0.3%)
Telstra Corp Ltd.
6.375%, 6/29/11	EUR	300	$418
Austria (3.3%)
Republic of Austria
5.875%, 7/15/06		3,800	4,866
Canada (4.5%)
Government of Canada
1.90%, 3/23/09	JPY	750,000	6,708
Cayman Islands (0.4%)
MBNA America European Structured Offerings
5.125%, 4/19/08	EUR	511	669
Denmark (4.5%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	28,075	4,808
4.00%, 8/15/08		11,250	1,942
			6,750
France (14.0%)
Compagnie Generale des Etablissements Michelin
6.375%, 12/3/33	EUR (h)	180	231
Crown European Holdings S.A.
6.25%, 9/1/11		120	160
France Telecom S.A.
8.125%, 1/28/33		350	586
1.60%, 1/1/09		240	302
Government of France O.A.T.
6.50%, 4/25/11		6,105	8,705
8.50%, 10/25/19		5,900	10,857
			20,841
Germany (13.1%)
Bayer AG
5.00%, 7/29/05	(h)	205	233
Bundesobligation
4.00%, 2/16/07		3,650	4,690
Bundesrepublik Deutschland
5.50%, 1/4/31		1,900	2,851
6.25%, 1/4/24		7,360	11,709
			19,483
Guernsey (0.2%)
ABB International Finance Ltd.
6.50%, 11/30/11		210	293
Ireland (3.1%)
Depfa ACS Bank
0.75%, 9/22/08	JPY	500,000	4,361
Valentia Telecommunications Ltd.
7.25%, 8/15/13	EUR	180	252
			4,613
Italy (4.6%)
Republic of Italy
0.65%, 3/20/09	JPY	740,000	6,418
Telecom Italia Finance N.V.
7.75%, 1/24/33	EUR	270	410
			6,828
Japan (16.3%)
Development Bank of Japan
1.60%, 6/20/14	JPY	380,000	3,276

Government of Japan
0.60%, 3/20/10		635,000	5,433
1.10%, 9/20/12		1,226,000	10,402
2.40%, 3/20/34		71,000	609
Japan Bank for International Co-operation
0.35%, 3/19/08		520,000	4,519
			24,239
Luxembourg (0.2%)
Tyco International Group S.A.
6.125%, 4/4/07	EUR	270	351
Multi-Country (6.5%)
Inter-American Development Bank
1.90%, 7/8/09	JPY	545,000	4,878
International Bank for Reconstruction & Development
2.00%, 2/18/08		545,000	4,855
			9,733
Mexico (0.7%)
Mexican Bonos
10.00%, 12/5/24	MXN	10,500	970
Netherlands (1.6%)
Fresenius Finance BV
5.00%, 1/31/13	EUR	145	183
Government of Netherlands
5.00%, 7/15/11		1,200	1,614
Telefonica Europe BV
5.875%, 2/14/33		230	295
VNU N.V.
6.625%, 5/30/07		250	328
			2,420
Spain (0.0%)
Government of Spain
5.15%, 7/30/09		@—	@—
Sweden (0.2%)
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10		170	233
United Kingdom (6.7%)
Allied Domecq Financial Services plc
6.625%, 4/18/11	GBP	190	363
Aviva plc
5.25%, 10/2/23	EUR (h)	320	424
BAT International Finance plc
5.125%, 7/9/13		220	286
British Telecommunications plc
7.125%, 2/15/11		170	244
Royal Bank of Scotland plc
4.50%, 1/28/16	(h)	370	478
United Kingdom Treasury Bond
5.00%, 9/7/14	GBP	4,400	8,286
			10,081
United States (12.6%)
Corning, Inc.
6.25%, 2/18/10	EUR	145	198
Federal National Mortgage Association
1.75%, 3/26/08	JPY	920,000	8,181
Ford Motor Credit Co.
5.75%, 1/12/09	EUR	470	569
General Electric Capital Corp.
0.75%, 2/5/09	JPY	475,000	4,115
General Motors Acceptance Corp.
5.375%, 6/6/11	EUR	190	232
6.00%, 7/3/08		260	332
KFW International Finance
2.05%, 9/21/09	JPY	540,000	4,855
Owens Brockway Glass Container, Inc.
6.75%, 12/1/14	EUR	130	165

Zurich Finance USA, Inc.
5.75%, 10/2/23	(h)	105	141
			18,788
Total Fixed Income Securities (Cost $137,172)			138,284
Short-Term Investments (3.7%)
Repurchase Agreement (3.5%)
J.P. Morgan Securities, Inc., 5.10%, dated 6/30/06, due 7/3/06,
repurchase price $5,249	$ (f)	5,247	5,247
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
4.26%, 7/13/06	(j)	300	300
Total Short-Term Investments (Cost $5,547)			5,547
Total Investments+(96.5% (Cost $142,719)			143,831
Other Assets in Excess of Liabilities (3.5%)			5,244
Net Assets (100%)			$149,075

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $142,719,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,112,000 of which $5,738,000 related to appreciated securities and $4,626,000 related to depreciated securities.

DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
CAD	600	$538	7/24/06	USD	541	$541	$3
DKK	13,100	2,255	8/30/06	USD	2,258	2,258	3
DKK	3,445	591	7/21/06	USD	582	582	(9)
DKK	15,500	2,661	7/21/06	USD	2,620	2,620	(41)
GBP	290	536	7/5/06	USD	535	535	(1)
JPY	440,000	3,864	8/7/06	USD	3,991	3,991	127
JPY	504,000	4,427	8/7/06	USD	4,569	4,569	142
JPY	150,000	1,317	8/7/06	USD	1,373	1,373	56
USD	537	537	7/24/06	AUD	730	543	6
USD	4,957	4,957	7/24/06	CAD	5,470	4,903	(54)
USD	1,591	1,591	8/9/06	CHF	1,930	1,585	(6)
USD	14,571	14,571	7/27/06	EUR	11,610	14,874	303
USD	2,503	2,503	7/24/06	GBP	1,355	2,507	4
USD	908	908	8/7/06	JPY	100,000	878	(30)
USD	1,586	1,586	7/19/06	SEK	11,635	1,619	33
		$42,842				$43,378	$536

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona
USD	- United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Eurex 5 year
Euro BOBL	27	$3,768	Sep-06	$(16)
Eurex 10 year
Euro Bund	108	15,930	Sep-06	(76)
		$19,698		$(92)

Limited Duration Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (100.4%)
Agency Adjustable Rate Mortgages (3.9%)
Federal Home Loan Mortgage Corporation,
Adjustable Rate Mortgages:
3.575%, 7/1/34	$1,770	$1,736
4.35%, 10/1/33	6,991	6,823
Federal National Mortgage Association,
Adjustable Rate Mortgages:
3.58%, 7/1/34	1,834	1,815
3.76%, 6/1/34	1,067	1,066
4.03%, 3/1/36	9,189	9,379
4.19%, 2/1/35	1,386	1,356
4.20%, 5/1/35	5,181	5,093
4.51%, 4/1/35-5/1/35	12,349	12,112
4.78%, 9/1/35	5,971	5,835
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.38%, 4/20/25-6/20/25	339	339
4.75%, 7/20/27-9/20/27	170	170
5.125%, 12/20/25-12/20/27	167	168
5.375%, 1/20/25-1/20/28	350	352
		46,244
Agency Fixed Rate Mortgages (5.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
4.37%, 7/1/35	9,080	8,901
10.00%, 4/1/10-10/1/20	137	147
11.00%, 5/1/20	8	9
11.50%, 1/1/18	26	27
Gold Pools:
6.50%, 9/1/19-11-1-29	321	326
7.00%, 3/1/32	5	6
7.50%, 10/1/27-11/1/32	3,412	3,532
8.50%, 8/1/28	77	83
10.00%, 10/1/21	12	13
10.50%, 1/1/19-10/1/20	57	59
11.50%, 8/1/10	12	13
12.00%, 6/1/15-9/1/15	39	42
Federal National Mortgage Association,
Conventional Pools:
6.50%, 3/1/18-10/1/32	3,893	3,940
7.00%, 5/1/26-8/25/36	34,392	35,223
7.50%, 9/1/29-7/1/32	5,155	5,336
8.00%, 12/1/29-8/1/31	308	325
9.50%, 11/1/20	34	38
10.00%, 12/1/15-9/1/16	117	125
10.50%, 12/1/16	21	22
11.00%, 7/1/20	15	16
11.50%, 11/1/19	37	40
12.00%, 8/1/20	3	3
12.50%, 2/1/15	24	26
August TBA
7.00%, 8/25/36	(i) 3,350	3,424
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/16-1/15/17	142	153
9.50%, 12/15/17-12/15/21	263	285
10.00%, 11/15/09-7/15/22	583	632

10.50%, 8/15/21	32		37
11.00%, 1/15/10-1/15/21	291		318
11.50%, 2/15/13-11/15/19	189		207
			63,308
Asset Backed Corporates (33.1%)
ACE Securities Corp.
7.12%, 9/25/33	(h)	862	872
Aegis Asset Backed Securities Trust
7.32%, 6/25/34	(h)	2,325	2,358
AmeriCredit Automobile Receivables Trust
2.07%, 8/6/08		1,143	1,140
Amortizing Residential Collateral Trust
7.82%, 1/25/33	(h)	622	623
Asset Backed Funding Certificates
4.25%, 6/25/35	(g)	2,300	2,291
Banc of America Securities Auto Trust
3.99%, 8/18/09		6,500	6,399
Bank One Issuance Trust
3.86%, 6/15/11		5,200	5,019
Bear Stearns Asset Backed Securities, Inc.
5.62%, 4/25/33	(h)	4,836	4,844
BMW Vehicle Owner Trust
2.67%, 3/25/08		2,052	2,037
Capital Auto Receivables Asset Trust
4.05%, 7/15/09		6,275	6,185
Capital One Multi-Asset Execution Trust
4.05%, 2/15/11		4,750	4,635
Capital One Prime Auto Receivables Trust
4.99%, 9/15/10		11,400	11,298
Caterpillar Financial Asset Trust
3.90%, 2/25/09		5,375	5,302
5.57%, 5/25/10		7,800	7,799
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10		8,500	8,248
2.94%, 6/15/10		1,700	1,661
CIT Equipment Collateral
3.50%, 9/20/08		3,156	3,105
CNH Equipment Trust
4.02%, 4/15/09		4,875	4,812
4.27%, 1/15/10		7,750	7,617
Countrywide Asset-Backed Certificates
4.37%, 11/25/35	(h)	8,000	7,878
Daimler Chrysler Auto Trust
2.58%, 4/8/09		6,000	5,855
3.09%, 1/8/08		1,901	1,902
4.04%, 9/8/09		4,800	4,737
Fifth Third Auto Trust
3.19%, 2/20/08		1,214	1,207
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 2/25/36	(h)	7,275	7,281
Ford Credit Auto Owner Trust
3.48%, 11/15/08		8,212	8,131
4.17%, 1/15/09		4,350	4,308
5.05%, 3/15/10		4,700	4,662
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	6,000	5,917
4.88%, 10/22/09	(e)	7,975	7,897
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10		1,730	1,691
2.76%, 5/15/11		3,180	3,120
3.09%, 6/15/10		1,318	1,290
3.56%, 2/15/12		4,800	4,707
3.76%, 12/17/12		9,475	9,242
4.07%, 2/15/12		5,600	5,436
4.41%, 6/15/12		5,420	5,313

4.50%, 1/15/10		1,435	1,434
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	4,550	4,473
Home Equity Asset Trust
7.42%, 8/25/34	(h)	1,100	1,122
Honda Auto Receivables Owner Trust
2.40%, 2/21/08		3,691	3,659
2.48%, 7/18/08		1,991	1,990
2.77%, 11/21/08		4,320	4,240
3.53%, 10/21/08		5,957	5,891
3.93%, 1/15/09		3,500	3,455
4.61%, 8/17/09		9,775	9,667
4.85%, 10/19/09		6,950	6,884
Hyundai Auto Receivables Trust
2.33%, 11/15/07		169	169
2.97%, 5/15/09		4,237	4,174
3.98%, 11/16/09		4,000	3,921
John Deere Owner Trust
2.32%, 12/17/07		777	770
Long Beach Mortgage Loan Trust
5.41%, 1/25/36	(h)	5,526	5,531
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10		5,450	5,338
Merrill Auto Trust Securitization
4.10%, 8/25/09		8,000	7,875
National City Auto Receivables Trust
2.88%, 5/15/11		6,770	6,552
New Century Home Equity Loan Trust
4.46%, 8/25/35	(g)	5,219	5,145
5.85%, 11/25/34	(h)	6,250	6,269
Nissan Auto Receivables Owner Trust
2.76%, 7/15/09		5,900	5,725
3.54%, 10/15/08		4,475	4,422
3.99%, 7/15/09		10,600	10,445
Onyx Acceptance Grantor Trust
3.69%, 5/15/09		3,300	3,265
Park Place Securities, Inc.
7.17%, 10/25/34	(h)	3,125	3,201
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11		9,050	8,823
Residential Asset Mortgage Products, Inc.
5.43%, 10/25/26	(h)	453	453
Securitized Asset Backed Receivables LLC Trust
5.39%, 11/25/35-12/25/35	(h)	10,201	10,210
Structured Asset Investment Loan Trust
7.32%, 6/25/33	(h)	1,775	1,783
TERRA
5.33%, 6/15/17	(e)(h)	3,884	3,884
TXU Electric Delivery Transition Bond Co. LLC
3.52%, 11/15/11		4,809	4,646
USAA Auto Owner Trust
2.67%, 10/15/10		9,700	9,459
3.03%, 6/16/08		1,273	1,263
3.58%, 2/15/11		3,000	2,934
3.90%, 7/15/09		6,375	6,299
4.00%, 12/15/09		11,600	11,423
Volkswagen Auto Lease Trust
3.82%, 5/20/08		3,700	3,670
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		7,825	7,759
Wachovia Auto Owner Trust
2.91%, 4/20/09		3,569	3,523
3.19%, 6/20/08		3,823	3,790
4.06%, 9/21/09		3,900	3,845
4.79%, 4/20/10		5,875	5,812

Wells Fargo Home Equity Trust
5.49%, 2/25/18	(h)	441	441
Whole Auto Loan Trust
2.58%, 3/15/10		6,890	6,813
World Omni Auto Receivables Trust
3.29%, 11/12/08		3,241	3,213
3.54%, 6/12/09		3,400	3,356
			395,835
Collateralized Mortgage Obligations-Agency Collateral Series (3.0%)
Countrywide Alternative Loan Trust IO
Zero Coupon, 3/20/46		35,993	1,751
0.48%, 2/25/37		24,760	1,354
Federal Home Loan Mortgage Corporation
3.625%, 2/15/07		3,000	2,965
7.50%, 9/15/29		4,885	5,078
Federal Home Loan Mortgage Corporation
PAC
3.50%, 5/15/22		3,150	3,079
8.00%, 7/15/06		1	1
Federal National Mortgage Association
PAC
5.50%, 1/25/24		4,908	4,882
6.50%, 6/25/35		3,158	3,236
Greenpoint Mortgage Funding Trust IO
Zero Coupon, 8/25/45-10/25/45		61,949	1,907
GS Mortgage Securities Corp.
1.74%, 8/25/35		25,684	1,080
Harborview Mortgage Loan Trust IO
0.70%, 6/19/35	(h)	34,302	756
1.01%, 5/19/35	(h)	43,348	1,049
1.29%, 1/19/36	(h)	61,095	1,680
1.34%, 3/19/37	(h)	33,885	1,662
1.625%, 1/19/36	(h)	22,318	690
2.03%, 7/20/36	(h)	55,600	2,398
Harborview Mortgage Loan Trust PO
3/19/37		@—	@—
7/25/46		@—	@—
Indymac Index Mortgage Loan Trust IO
0.30%, 7/7/35	(h)	29,514	913
Washington Mutual, Inc. IO
Zero Coupon, 6/25/44-10/25/44	(h)	106,464	1,890
			36,371
Federal Agency (0.1%)
Federal Home Loan Bank System
3.25%, 12/17/07		1,900	1,842
Finance (15.0%)
ABN Amro Bank N.V.
5.22%, 5/11/07	(h)	2,870	2,872
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)	1,850	1,834
Allstate Life Global Funding Trusts
4.50%, 5/29/09		690	669
American General Finance Corp.
4.625%, 5/15/09-9/1/10		1,485	1,435
5.875%, 7/14/06		2,325	2,326
AXA Financial, Inc.
6.50%, 4/1/08		870	878
Bank of America Corp.
3.375%, 2/17/09		3,095	2,934
3.875%, 1/15/08		1,100	1,073
4.75%, 10/15/06		2,445	2,439
5.25%, 2/1/07		525	524
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		720	716

Bank One Corp.
6.00%, 2/17/09		664	669
Bank One N.A. Illinois
5.50%, 3/26/07		2,210	2,207
BB&T Corp.
5.34%, 6/4/07	(h)	6,380	6,386
CIT Group, Inc.
2.875%, 9/29/06		625	621
3.65%, 11/23/07		870	846
4.75%, 8/15/08		2,270	2,228
7.375%, 4/2/07		1,340	1,357
Citicorp
6.38%, 11/15/08		1,055	1,074
Citigroup Global Markets Holdings, Inc.
5.41%, 12/12/06	(h)	1,775	1,776
Citigroup, Inc.
3.625%, 2/9/09		2,655	2,530
5.50%, 8/9/06		1,455	1,455
Countrywide Home Loans, Inc.
3.25%, 5/21/08		2,760	2,642
EOP Operating LP
6.76%, 6/15/07		2,465	2,485
General Electric Capital Corp.
4.25%, 12/1/10		1,195	1,132
5.00%, 6/15/07		800	796
5.375%, 3/15/07		4,825	4,820
Genworth Financial, Inc.
5.48%, 6/15/07	(h)	5,615	5,625
Goldman Sachs Group, Inc.
4.125%, 1/15/08		3,435	3,363
Hartford Financial Services Group, Inc. (The)
5.55%, 8/16/08		3,700	3,690
HSBC Finance Corp.
4.125%, 12/15/08		760	735
5.875%, 2/1/09		1,580	1,591
6.375%, 10/15/11		285	292
6.40%, 6/17/08		2,210	2,240
6.75%, 5/15/11		630	654
Huntington National Bank
2.75%, 10/16/06		2,430	2,411
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e)	1,925	1,886
International Lease Finance Corp.
3.75%, 8/1/07		700	685
4.625%, 6/2/08		4,015	3,940
John Deere Capital Corp.
4.50%, 8/22/07		2,445	2,414
John Hancock Financial Services, Inc.
5.625%, 12/1/08		3,365	3,371
John Hancock Global Funding II
7.90%, 7/2/10	(e)	625	679
JPMorgan Chase & Co.
5.25%, 5/30/07		980	976
6.00%, 2/15/09		465	468
7.00%, 11/15/09		315	327
Key Bank N.A. Washington
7.125%, 8/15/06		2,405	2,409
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07		6,082	6,227
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	2,350	2,279
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07		3,545	3,527
MBNA Corp.
5.58%, 5/5/08	(h)	1,605	1,617
5.625%, 11/30/07		1,250	1,250

McDonnell Douglas Corp.
6.875%, 11/1/06		855	858
Metropolitan Life Global Funding I
3.375%, 10/5/07	(e)	5,995	5,796
Monumental Global Funding II
3.85%, 3/3/08	(e)	2,596	2,520
4.375%, 7/30/09	(e)	2,335	2,251
Nationwide Building Society
2.625%, 1/30/07	(e)	3,755	3,692
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		1,650	1,635
Popular North America, Inc.
5.65%, 4/15/09		2,245	2,228
Pricoa Global Funding I
3.90%, 12/15/08	(e)	2,930	2,811
Prudential Funding LLC
6.60%, 5/15/08	(e)	1,970	2,001
Prudential Insurance Co. of America
6.375%, 7/23/06		2,750	2,752
Residential Capital Corp.
6.125%, 11/21/08		3,615	3,575
Santander Central Hispano Issuances Ltd.
7.625%, 11/3/09		3,900	4,155
Simon Property Group LP
6.375%, 11/15/07		2,115	2,125
SLM Corp.
4.00%, 1/15/10		3,825	3,615
Sovereign Bank
4.00%, 2/1/08		635	619
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		1,930	1,909
Suntrust Bank
7.25%, 9/15/06		3,435	3,445
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e)	8,695	8,461
5.00%, 3/1/07	(e)	790	786
U.S. Bancorp
5.10%, 7/15/07		1,495	1,486
U.S. Bank N.A.
2.85%, 11/15/06		1,130	1,119
3.70%, 8/1/07		350	342
Wachovia Capital Trust Ill
5.80%, 12/31/49	(h)	4,900	4,760
Wachovia Corp.
3.625%, 2/17/09		1,030	980
4.95%, 11/1/06		2,800	2,793
Washington Mutual, Inc.
7.50%, 8/15/06		650	652
8.25%, 4/1/10		2,233	2,396
World Financial Properties
6.95%, 9/1/13	(e)	857	886
6.91%, 9/1/13	(e)	2,783	2,872
Xlliac Global Funding
4.80%, 8/10/10	(e)	2,485	2,389
			179,289
Industrials (8.9%)
American Honda Finance Corp.
3.85%, 11/6/08	(e)	2,650	2,547
Baxter International, Inc.
5.20%, 2/16/08		3,405	3,377
Brookfield Asset Management, Inc.
8.125%, 12/15/08		1,435	1,507
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		2,160	2,185

Caterpillar Financial Services Corp.
3.625%, 11/15/07		2,510	2,444
Cendant Corp.
6.25%, 1/15/08		2,905	2,932
Clorox Co.
5.44%, 12/14/07	(h)	2,820	2,824
Comcast Cable Communications Holdings, Inc
6.875%, 6/15/09		1,110	1,143
8.375%, 5/1/07		1,410	1,440
Comcast Corp.
5.85%, 1/15/10		900	900
Conoco Funding Co.
5.45%, 10/15/06		2,815	2,813
Consumers Energy Co.
4.80%, 2/17/09		1,120	1,090
Cooper Industries, Inc.
5.25%, 7/1/07		3,000	2,974
COX Communications, Inc.
5.87%, 12/14/07	(h)	1,134	1,140
7.75%, 8/15/06		625	626
CVS Corp.
3.875%, 11/1/07		50	49
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08		1,140	1,103
5.74%, 3/13/09	(h)	2,425	2,428
8.00%, 6/15/10		85	90
Deutsche Telekom International Finance BV
8.50%, 6/15/10	(g)	2,245	2,412
Federated Department Stores, Inc.
6.30%, 4/1/09		790	799
6.625%, 9/1/08		1,790	1,819
FedEx Corp.
2.65%, 4/1/07		605	591
General Mills, Inc.
3.875%, 11/30/07		3,070	2,991
Harrahs Operating Co., Inc.
7.125%, 6/1/07		2,960	2,987
Hewlett Packard Co.
5.34%, 5/22/09	(h)	1,785	1,786
Hyatt Equities LLC
6.875%, 6/15/07	(e)	1,745	1,756
ICI Wilmington, Inc.
4.38%, 12/1/08		855	826
International Paper Co.
3.80%, 4/1/08		1,190	1,150
John Deere Capital Corp.
3.375%, 10/1/07		2,125	2,065
Johnson Controls, Inc.
5.00%, 11/15/06		1,165	1,161
Kraft Foods, Inc.
4.00%, 10/1/08		910	877
5.25%, 6/1/07		2,885	2,868
Kroger Co. (The)
7.625%, 9/15/06		4,450	4,464
Lenfest Communications, Inc.
7.625%, 2/15/08		185	190
Masco Corp.
4.625%, 8/15/07		885	871
May Department Stores Co. (The)
3.95%, 7/15/07		2,335	2,290
Miller Brewing Co.
4.25%, 8/15/08	(e)	3,095	3,006
Mohawk Industries, Inc.
6.50%, 4/15/07		2,085	2,095
Norfolk Southern Corp.
7.35%, 5/15/07		1,161	1,177

Northrop Grumman Corp.
4.08%, 11/16/06		1,120	1,114
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		1,680	1,644
Raytheon Co.
6.15%, 11/1/08		935	945
6.75%, 8/15/07		403	407
Safeway, Inc.
7.50%, 9/15/09		1,585	1,656
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	925	866
Sealed Air Corp.
6.95%, 5/15/09	(e)	440	452
Southwest Airlines Co.
5.50%, 11/1/06		1,065	1,066
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		85	86
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10		1,175	1,119
Textron Financial Corp.
4.125%, 3/3/08		3,135	3,056
Time Warner, Inc.
6.15%, 5/1/07		3,110	3,121
Union Pacific Corp.
3.625%, 6/1/10		595	551
6.79%, 11/9/07		3,150	3,192
UnitedHealth Group, Inc.
4.125%, 8/15/09		1,065	1,019
5.20%, 1/17/07		115	115
Verizon Global Funding Corp.
6.125%, 6/15/07		4,080	4,096
7.25%, 12/1/10		1,140	1,195
Viacom, Inc.
5.69%, 6/16/09	(e)(h)	1,270	1,270
5.75%, 4/30/11	(e)	2,145	2,109
Vodafone Group plc
5.59%, 12/28/07	(h)	3,800	3,801
Waste Management, Inc.
7.00%, 10/15/06		150	151
WellPoint, Inc.
3.75%, 12/14/07		1,130	1,098
Weyerhaeuser Co.
6.125%, 3/15/07		172	172
			106,094
Mortgages - Other (25.6%)
American Home Mortgage Assets
5.55%, 5/25/46	(h)	8,428	8,430
American Home Mortgage Investment Trust
4.34%, 2/25/44	(h)	1,793	1,775
Banc of America Mortgage Securities
3.68%, 7/25/34	(h)	1,158	1,142
4.39%, 1/25/35	(h)	5,528	5,328
Banc of America Mortgage Securities
PAC
4.98%, 6/25/35	(h)	4,504	4,495
Citigroup Mortgage Loan Trust, Inc.
3.92%, 9/25/34	(h)	2,225	2,193
4.79%, 8/25/34	(h)	2,053	2,039
Countrywide Alternative Loan Trust
5.50%, 2/25/35-5/25/35	(h)	15,761	15,707
5.56%, 8/25/35-11/20/35	(h)	10,917	10,973
5.65%, 11/20/35	(h)	10,556	10,598
Countrywide Alternative Loan Trust
5.25%, 7/25/46	(e)	1,183	1,176

Countrywide Home Loan Mortgage Pass Through Trust
4.61%, 11/20/34	(h)	1,959	1,912
5.59%, 4/25/46		5,935	5,952
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 3/19/45	(h)	8,500	8,500
5.50%, 3/19/45	(h)	6,695	6,718
5.55%, 8/19/45	(h)	9,807	9,857
5.62%, 10/19/45	(h)	9,586	9,650
DSLA NIM Corp.
5.93%, 4/20/46		970	968
Federal National Mortgage Association
0.60%, 7/25/36		8,150	8,425
First Horizon Alternative Mortgage Securities
5.50%, 4/25/35	(h)	8,580	8,619
First Horizon Asset Securities, Inc.
3.69%, 6/25/34	(h)	634	623
5.14%, 10/25/34	(h)	1,239	1,205
Greenpoint Mortgage Funding Trust
6.14%, 8/25/35	(h)	5,050	5,183
Harborview Mortgage Loan Trust
5.57%, 7/20/46	(h)	6,250	6,250
5.61%, 2/19/36	(h)	8,340	8,401
5.63%, 11/19/35	(h)	4,395	4,429
6.14%, 10/19/35-1/19/36	(h)	19,621	20,094
Harborview NIM Corp.
5.97%, 2/20/46	(e)	605	604
Indymac Index Mortgage Loan Trust
5.57%, 6/25/46	(h)	8,916	8,951
Lehman XS Net Interest Margin Notes
6.25%, 5/28/46	(e)	1,253	1,254
Luminent Mortgage Trust
5.55%, 5/25/46	(h)	8,387	8,413
5.56%, 5/25/36	(h)	6,334	6,359
Merrill Lynch Mortgage Investors, Inc.
3.79%, 7/25/34	(h)	1,387	1,381
Novastar Mortgage-Backed Notes
5.56%, 9/25/46	(h)	7,350	7,377
Rali NIM Corp.
6.05%, 4/25/46	(e)	1,252	1,251
Residential Accredit Loans, Inc.
5.55%, 5/25/46	(h)	8,557	8,557
5.58%, 2/25/46	(h)	3,159	3,163
5.59%, 2/25/46	(h)	11,784	11,817
Structured Asset Mortgage Investments, Inc.
5.51%, 2/25/36	(h)	4,619	4,623
5.59%, 4/25/36	(h)	9,854	9,861
5.63%, 2/25/36	(h)	5,370	5,392
Wamu Alternative Mortgage Pass-Through Certificates
5.08%, 4/25/46	(h)	6,592	6,655
5.08%, 5/25/46		6,853	6,837
Washington Mutual, Inc.
5.12%, 7/25/46	(h)	8,325	8,325
5.61%, 8/25/45	(h)	2,905	2,916
5.68%, 7/25/45-10/25/45	(h)	13,546	13,602
Wells Fargo Mortgage Backed Securities Trust
3.38%, 7/25/34	(h)	720	720
3.46%, 9/25/34	(h)	3,114	3,122
4.11%, 6/25/35	(h)	7,592	7,395
4.58%, 12/25/34	(h)	6,592	6,429
			305,646
Sovereign (0.3%)
Province of Quebec Canada
6.125%, 1/22/11		845	863
United Mexican States
8.375%, 1/14/11		2,595	2,835
			3,698

U.S. Treasury Security (1.0%)
U.S. Treasury Note
3.125%, 5/15/07		12,000	11,783
Utilities (4.2%)
Ameren Corp.
4.26%, 5/15/07		2,280	2,250
Appalachian Power Co.
3.60%, 5/15/08		1,670	1,607
Baltimore Gas & Electric
6.625%, 3/15/08		3,500	3,548
Carolina Power & Light Co.
6.80%, 8/15/07		3,330	3,368
CC Funding Trust I
6.90%, 2/16/07		2,805	2,821
Columbus Southern Power Co.
4.40%, 12/1/10		1,750	1,652
Commonwealth Edison Co.
3.70%, 2/1/08		2,496	2,418
Consolidated Natural Gas Co.
5.375%, 11/1/06		4,960	4,953
Dominion Resources, Inc.
5.69%, 5/15/08	(g)	2,340	2,334
Duke Energy Corp.
3.75%, 3/5/08		1,245	1,207
Enbridge Energy Partners LP
4.00%, 1/15/09		3,520	3,361
Entergy Gulf States, Inc.
3.60%, 6/1/08		585	559
5.63%, 12/1/09	(h)	1,225	1,213
6.02%, 12/8/08	(e)(h)	1,170	1,172
FPL Group Capital, Inc.
5.55%, 2/16/08		3,400	3,389
KeySpan Corp.
4.90%, 5/16/08		1,300	1,282
NiSource Finance Corp.
5.76%, 11/23/09	(h)	1,145	1,147
Pacific Gas & Electric Co.
3.60%, 3/1/09		2,110	2,004
Peco Energy Co.
3.50%, 5/1/08		2,940	2,830
Ras Laffan Liquefied Natural Gas Co., Ltd.
7.63%, 9/15/06	(e)	56	56
Sempra Energy
4.75%, 5/15/09		3,025	2,943
Southwestern Public Service Co.
6.20%, 3/1/09		2,260	2,283
Wisconsin Electric Power Co.
3.50%, 12/1/07		1,340	1,302
			49,699
Total Fixed Income Securities (Cost $1,213,816)			1,199,809

Shares
Preferred Stock (0.0%)
Mortgages - Other (0.0%)
Home Ownership Funding Corp. 13.33% (Cost $354)	(e)	1,800	364

Face
Amount
(000)
Short-Term Investments (0.3%)
Repurchase Agreement (0.2%)
JP Morgan Securities, Inc. 5.10%
dated 6/30/06, due 7/3/06,
repurchase price $2,610	$	(f)	2,609	2,609
U.S. Treasury Security (0.1%)
U.S. Treasury Bill

4.39%, 7/13/06	(j)	700	699
Total Short-Term Investments (Cost $3,308)			3,308
Total Investments (100.7%) (Cost $1,217,478)			1,203,481
Liabilities in Excess of Other Assets (-0.7%)			(8,294)
Net Assets (100%)			$1,195,187

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500
IO	Interest Only
PO	Principle Only
PAC	Planned Amortization Class
TBA	To Be Announced
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $1,217,478, 000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $13,997,000 of which $1,231,000 related to appreciated securities and $15,228,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	1,884	$382,040	Sep-06	$(1,357)
Short:
U.S. Treasury
5yr. Note	908	93,893	Sep-06	428
				$(929)

Municipal Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (99.2%)
Collateralized Mortgage Obligations- Agency Collateral Series (2.0%)
Countrywide Alternative Loan Trust
Zero Coupon, 3/20/46- 8/25/46		$28,465	$1,437
IO
0.48%, 2/25/37		15,792	864
1.39%, 12/20/35	(e)(h)	23,711	616
1.92%, 12/20/35	(e)(h)	20,708	1,039
Countrywide Home Loan Mortgage Pass Through Trust
Zero Coupon, 10/25/34	(h)	17,513	350
Federal Home Loan Mortgage Corporation
IO
6.50%, 3/15/33		679	173
IO PAC
6.00%, 4/15/32		1,662	257
Federal National Mortgage Association
IO
0.72%, 3/25/36		20,958	550
6.00%, 5/25/33	(h)	1,638	398
6.00%, 6/25/33- 8/25/35		4,364	1,487
6.50%, 6/1/31- 5/25/33		1,821	455
7.00%, 4/1/32- 4/25/33		819	217
8.00%, 5/1/30- 6/1/30		264	65
Inv FI IO
3.68%, 3/25/23	(h)	727	52
3.78%, 12/25/29	(h)	63	1
Government National Mortgage Association
Inv FI IO
2.74%, 12/16/25	(h)	450	25
2.79%, 5/16/32	(h)	298	14
3.34%, 4/16/19- 12/16/29	(h)	1,027	72
Greenpoint Mortgage Funding Trust
IO
Zero Coupon, 8/25/45		15,602	478
1.86%, 6/25/45		18,465	542
Harborview Mortgage Loan Trust
Zero Coupon, 7/25/46
2.03%, 7/20/36	(h)	25,150	1,085
IO
0.70%, 6/19/35	(h)	15,592	344
1.01%, 5/19/35	(h)	23,002	557
1.34%, 3/19/37	(h)	15,268	749
PO
3/19/37
Indymac Index Mortgage Loan Trust
IO
0.30%, 7/25/35	(h)	19,266	596
			12,423
Industrials (0.9%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30		1,405	1,194
AT&T Corp.
8.00%, 11/15/31		880	1,013
Bowater Canada Finance Corp.
7.95%, 11/15/11		1,525	1,456
Echostar DBS Corp.
6.375%, 10/1/11		580	557
6.625%, 10/1/14		45	42
Hyatt Equities LLC
6.875%, 6/15/07	(e)	360	362
Pilgrim’s Pride Corp.
9.625%, 9/15/11		215	225
Smithfield Foods, Inc.
7.75%, 5/15/13		90	89
8.00%, 10/15/09		380	386

Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		100	101
7.875%, 5/1/12		245	257
			5,682
Municipal Bonds (90.2%)
Abilene, TX Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
3.55%, 9/19/25	(h)	12,250	12,250
Alameda, CA Unified School District General Obligation Bonds (FSA)
Zero Coupon, 8/1/33		9,915	2,520
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32		525	541
Austin, TX Convention Enterprises, Inc., Revenue Bonds
6.70%, 1/1/28		400	424
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13		4,100	4,391
Badger TOB Asset Securitization Corp., WI, Revenue Bonds
6.125%, 6/1/27		1,155	1,224
Berks County, PA, General Obligation Bonds (FGIC)
Zero Coupon, 5/15/19- 11/15/20		2,250	1,182
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	(h)	325	342
Brunswick County, NC, General Obligation Bonds (FGIC)
5.00%, 5/1/17		1,700	1,778
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08		15	15
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17		1,375	1,469
California State Department of Water Reserve Power Supply Revenue Bonds SAVRS (XLCA)
3.24%, 5/1/22	(h)	7,475	7,475
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12		2,200	2,343
California State General Obligation Bonds
5.25%, 2/1/14		1,375	1,463
California State Public Works Board Revenue Bonds
5.25%, 6/1/13		1,150	1,219
5.50%, 6/1/15		1,275	1,377
Camden, AL Industrial Development Board Revenue Bonds
6.125%, 12/1/24		625	674
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10		230	242
Carrollton, TX General Obligation Bonds (FSA)
5.125%, 8/15/16		1,470	1,538
Center Township, PA Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17		615	375
Central Michigan University Revenue Bonds (AMBAC)
3.60%, 10/1/32	(h)	1,500	1,500
Central Michigan University Revenue Bonds (FGIC)
3.29%, 10/1/15	(h)	10,700	10,700
Chandler, AZ Industrial Development Authority Revenue Bonds
4.375%, 12/1/35	(h)	1,400	1,407
Chattanooga-Hamilton County, TN Hospital Authority Revenue Bonds,
Erlanger Health Systems SAVRS (FSA)
3.55%, 10/1/25	(h)	12,200	12,200
Chelsea, MA Lease Revenue Bonds (FSA)
3.595%, 6/6/23	(h)	12,200	12,200
Cherokee County, GA School Systems, General Obligation Bonds (MBIA)
5.00%, 8/1/13		1,000	1,055
Chicago, Board of Education General Obligation Bonds (XLCA)
3.84%, 3/1/34	(h)	4,600	4,600
3.59%, 3/1/22	(h)	7,525	7,525
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19		4,000	2,194
Children’s Trust Fund Revenue Bonds
5.375%, 5/15/33		1,890	1,919
5.75%, 7/1/20		865	897
Clark County, WA School District General Obligation Bonds (FSA)
5.00%, 6/1/13		2,500	2,627
Clear Creek, TX Independent School District General Obligation Bonds (PSFG)
5.65%, 2/15/19		1,000	1,058
Coachella Valley Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/30		1,000	297

Zero Coupon, 1/15/24		5,200	2,172
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29		18,900	5,898
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.375%, 3/1/14		1,400	1,418
4.50%, 3/1/15		1,600	1,627
4.60%, 3/1/16		1,000	1,019
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20		1,000	505
Colorado Health Facilities Authority Revenue Bonds (MBIA)
3.49%, 10/29/20	(h)	3,100	3,100
Commerce, CA Energy Authority Revenue Bonds (MBIA)
5.25%, 7/1/09		1,355	1,409
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22		4,125	1,842
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19		1,285	1,325
Cranberry Township, PA General Obligation Bonds (FGIC)
4.80%, 12/1/18		1,310	1,338
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19- 8/15/21		4,315	2,152
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15		200	205
Crowley TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10- 8/1/11		3,350	3,489
Cypress-Fairbanks, TX Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17		1,400	1,408
4.80%, 2/15/19		1,650	1,669
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08		200	205
Delta County, MI Economic Development Corp. Revenue Bonds
6.25%, 4/15/27		450	501
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16		1,865	1,938
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22		2,500	2,662
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.625%, 12/1/26	(h)	1,100	1,183
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21- 1/1/23		3,845	1,785
Dover, PA Area School District General Obligation Bonds (FGIC)
5.00%, 4/1/16		1,000	1,038
Duncanville Independent School District, TX, General Obligation Bonds (PSFG)
Zero Coupon, 2/15/22		4,000	1,820
Eagle, IN - Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16		1,000	1,034
5.00%, 7/5/17		1,500	1,551
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19		1,365	1,385
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12		1,025	1,052
Edgewood, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 8/15/16		1,310	1,357
4.85%, 8/15/17		880	900
Edinburg, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17		2,465	2,482
Elizabeth Forward, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 9/1/11		1,250	1,008
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14		1,005	1,021
Eureka Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28- 8/1/30		5,090	1,598
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13		1,630	1,711
Fort Wayne Hospital Authority, IN Revenue Bonds (MBIA)
4.70%, 11/15/11		1,100	1,133
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20- 8/15/22		6,260	2,990
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19		1,705	1,729
Georgetown County, SC Pollution Control Facility Revenue Bonds
5.125%, 2/1/12		725	741

Gilliam County, OR Solid Waste Disposal Revenue Bonds
4.875%, 7/1/38		1,400	1,420
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18- 10/1/19		950	538
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14		2,240	1,600
Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17		1,000	1,068
Gulf Coast Waste Disposal Authority Revenue Bonds
4.55%, 4/1/12		830	831
Hawaii State Certificate of Participation Certificate Participation (AMBAC)
4.80%, 5/1/12		1,275	1,306
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	(h)	1,625	1,622
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12		3,400	3,564
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11		2,000	2,109
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25		12,350	4,767
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09		2,000	1,742
Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds
5.85%, 2/1/07		110	111
Illinois Educational Facilities Authority SAVRS Revenue Bonds (MBIA)
3.45%, 4/1/28	(h)	10,900	10,900
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12		1,000	1,023
Illinois Health Facilities Authority Revenue Bonds SAVRS (AMBAC)
3.45%, 9/16/24	(h)	7,300	7,300
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12		3,450	3,401
Indiana State Development Finance Authority Revenue Bonds
4.70%, 10/1/31	(h)	100	99
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12		1,640	1,693
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16		1,695	1,049
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17		1,750	1,014
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13		1,945	1,462
Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09		725	631
Kent State University, OH Revenue Bonds SAVRS (MBIA)
3.85%, 5/1/32	(h)	11,075	11,075
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19		1,075	1,108
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19- 12/1/21		12,775	6,339
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16		1,060	1,099
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09		1,795	1,613
Long Beach, CA Community College District General Obligation Bonds (FGIC)
Zero Coupon, 5/1/14		2,465	1,739
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16		3,700	2,389
Madera, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/26- 8/1/28		7,000	2,464
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20		2,900	1,439
Maine Health & Higher Educational Facilities Authority Revenue Bonds
3.64%, 7/1/14	(h)	7,650	7,650
Maricopa County Arizona Pollution Control Revenue Bonds
2.90%, 6/1/35		1,600	1,534
4.00%, 1/1/38	(h)	350	344
Maryland State Economic Development Corp. Revenue Bonds
7.50%, 12/1/14		350	371
Massachusetts State Development Finance Agency Revenue Bonds (XLCA)
3.39%, 9/1/35	(h)	4,275	4,275

Massachusetts State Development Financing Agency (Greater Boston YMCA)
Revenue Bonds (FGIC)
3.39%, 10/1/33	(h)	5,250	5,250
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	(h)	250	270
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (MBIA)
3.45%, 10/1/33	(h)	5,600	5,600
3.49%, 10/1/22	(h)	4,800	4,800
4.80%, 7/1/12		1,665	1,702
Massachusetts State Water Reserve Authority Revenue Bonds, SAVRS (AMBAC)
3.32%, 4/1/29	(h)	8,975	8,975
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18		1,075	1,126
Memphis, TN Electric Systems Revenue Bonds (XLCA)
3.32%, 12/1/18	(h)	4,000	4,000
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds,
Federal Express Corp.
5.00%, 9/1/09		850	867
Merced City, CA School District General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28- 8/1/29		4,665	1,478
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)
Zero Coupon, 6/15/20- 12/15/23		5,175	2,534
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17- 1/15/20		6,750	3,852
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10- 10/1/11		3,000	3,161
Michigan State Strategic Fund, Solid Waste Management Project Revenue Bonds
4.625%, 12/1/12		275	274
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18		1,225	1,309
Midland, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/06		750	747
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.875%, 6/1/19		2,070	2,106
Montana State Health Facilities Authority Revenue Bonds (AMBAC)
3.30%, 2/15/17	(h)	1,000	1,000
Montour, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 1/1/13		300	227
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13		1,480	1,490
Mount San Antonio Community College District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/16- 8/1/17		27,555	16,475
Nassau County, NY Improvement Bonds General Obligation Bonds (FSA)
6.00%, 3/1/17		1,275	1,368
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28		55	55
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12		625	492
New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13		1,695	1,763
New York City, NY Industrial Development Agency Revenue Bonds (FSA)
6.00%, 11/1/15		1,605	1,631
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11		2,075	2,138
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19		1,850	1,008
Norman Regional Hospital Authority Revenue Bonds (MBIA)
3.45%, 9/1/22	(h)	1,650	1,650
North Carolina Municipal Power Agency, Electric Revenue Bonds
6.625%, 1/1/10		850	919
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13		2,910	3,098
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12		2,900	2,251
Norwalk-LA Mirada, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25		8,900	3,455
Ohio State Higher Educational Facility Commission (Denison University)
Revenue Bonds (AMBAC)
3.50%, 12/1/34	(h)	8,850	8,850
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	(h)	700	669
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15		900	606

Orange County, FL Health Facilities Authority Revenue Bonds (MBIA)
3.70%, 10/15/26	(h)	12,200	12,200
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14		1,020	1,039
Pajaro Valley, CA Unified School District Ctfs Partn General Obligation Bonds (FSA)
Zero Coupon, 8/1/27		2,220	772
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.875%, 2/15/19		1,425	1,449
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12- 12/1/13		2,115	1,550
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16		500	577
Pennsylvania State Financing Authority School Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12		685	526
Pennsylvania State Public School Building Authority,
Marple Newtown School District Project Revenue Bonds (MBIA)
4.60%, 3/1/15		1,065	1,080
4.70%, 3/1/16		715	727
Philadelphia, PA Authority For Industrial Development Special Facilities Revenue Bonds,
Doubletree Hotel
6.50%, 10/1/27	(h)	320	331
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31- 1/1/32		22,300	6,211
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11		130	138
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07		200	203
Rescue Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27		2,000	691
Richardson, TX Hotel Occupancy Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 2/15/17		1,405	1,484
Richland County, SC Revenue Bonds
6.10%, 4/1/23		725	775
Rincon Valley, CA Union School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/32- 8/1/35		9,675	2,414
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11- 10/1/12		3,380	3,567
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18		100	109
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	(h)	455	460
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
3.47%, 7/1/31	(h)	10,800	10,800
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.375%, 7/1/19		1,265	1,315
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21		650	678
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17		700	734
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/19- 2/15/22		4,265	2,121
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19- 8/1/20		5,475	2,862
Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds
6.625%, 7/1/09		60	62
Southeastern Area Schools, PA Revenue Bonds
Zero Coupon, 10/1/06		590	584
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19		1,760	1,808
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11- 11/1/17		1,820	1,301
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18		5,700	3,207
Tobacco Securitization Authority of Northern California,
Asset Backed Revenue Bonds, Series A-1
4.75%, 6/1/23		6,165	6,025
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds
6.50%, 6/1/26		930	1,011
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds
5.50%, 5/15/30		1,350	1,385
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds
4.375%, 6/1/19		640	634

Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds
6.00%, 6/1/23		1,575	1,651
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21		900	1,007
Tomball, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/15		1,205	1,228
Union Elementary School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27- 9/1/28		8,000	2,754
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19		2,315	2,419
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11		2,100	2,228
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09		1,095	1,131
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11		525	426
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17		170	178
Valparaiso, IN Middle Schools Building Corp. Revenue Bonds (MBIA)
4.50%, 7/15/18		1,370	1,366
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13		1,000	1,008
Vermont Educational & Health Buildings Funding Agency SAVRS Revenue Bonds (FGIC)
3.40%, 9/12/13	(h)	8,850	8,850
Victor Elementary School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 2/1/30		2,100	639
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12- 10/1/13		2,705	2,835
Waco, TX Educational Finance Corp. Revenue Bonds SAVRS (XLCA)
3.45%, 2/1/32	(h)	8,875	8,875
Wake County Industrial Facilities & Pollution Control Financing Authority,
NC Revenue Bonds (AMBAC)
3.39%, 5/1/24	(h)	8,500	8,500
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14- 5/1/15		2,440	2,439
Washington State Health Care Facilities (Fred Hutchinson) SAVRS Revenue Bonds (AMBAC)
3.40%, 1/1/33	(h)	10,100	10,100
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.125%, 11/15/11		1,000	1,033
Washington State Hlth Care Facilities (Fred Hutchinson) (FSA)
4.70%, 10/1/11		1,075	1,100
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14- 6/1/16		8,160	5,487
Washington State Recreational Facilities General Obligation Bonds (FGIC)
Zero Coupon, 1/1/17		6,900	4,223
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18		4,235	2,391
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
3.50%, 11/15/32	(h)	12,250	12,250
West Contra Costa Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25- 8/1/27		23,200	8,448
West Ottawa Public School District/MI General Obligation Bonds
5.00%, 5/1/21		850	892
West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22- 4/1/24		2,000	878
Western Michigan University Revenue Bonds
3.60%, 11/22/30- 11/15/32	(h)	12,200	12,200
William S Hart Union High School District General Obligation Bonds (FSA)
Zero Coupon, 9/1/22		3,000	1,330
William S Hart Union High School District, CA General Obligation Bonds (FSA)
Zero Coupon, 9/1/21- 9/1/28		15,290	6,538
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14		3,600	2,580
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.625%, 2/15/12		1,000	1,074
York County, PA Hospital Authority Revenue Bonds SAVRS (AMBAC)
3.89%, 7/1/21	(h)	7,200	7,200
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12		1,115	1,134
			553,528
U.S. Treasury Securities (4.1%)
U.S. Treasury Strip (4.1%)

IO
2/15/21	53,000	25,022
Utilities (2.0%)
City of Fort Worth TX
3.35%, 2/15/24	(h) 3,600	3,600
Dallas County Texas Util & Reclamation District
3.32%, 2/15/29	(h) 8,800	8,800
		12,400
Total Fixed Income Securities (Cost $600,547)		609,055

	Shares
Preferred Stocks (1.2%)
Finance (1.2%)
Goldman Sachs Group Inc	(h) 121	3,068
US Bancorp	(h) 178	4,491
Total Preferred Stocks (Cost $7,475)		7,559

	No. of
	Contracts
Put Options Purchased (0.1%)
90 Day Euro (0.1%)
6/07 @ $94.25 (Cost $202)	822	349

	Face
	Amount
	(000)
Short-Term Investments (3.1%)
Money Market Fund (1.8%)
Dreyfus Basic Municipal Money Market Fund
3.69%, 12/31/49	$11,070	11,070
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 07/3/06,
repurchase price $7,410	(f) 7,407	7,407
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
4.26%, 7/13/06	(j) 750	749
Total Short-Term Investments (Cost $19,226)		19,226
Total Investments + (103.6%) (Cost $627,450)		636,189
Liabilities in Excess of Other Assets (-3.6%)		(22,041)
Net Assests (100%)		$614,148

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
Inv FI	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006.
IO	Interest Only
MBIA	MBIA Insurance Corporation
PAC	Planned Amortization Class
PO	Principal Only
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
XLCA	XL Capital Assurance Inc.
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $627,450,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,739,000 of which $15,905,000 related to appreciated securities and $7,166,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	No. of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	2,270	$238,031	Sep-06	$(1,190)
Short:
U.S. Treasury
2yr. Note	282	57,184	Sep-06	110
U.S. Treasury
5 yr. Note	67	6,928	Sep-06	41
U.S. Treasury
Long Bond	549	58,554	Sep-06	(2)
				$(1,041)

			Face Amount
			(000)	Value (000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association, TBA 5.50%, 7/15/36 (Total Proceeds $(30,024))			$(31,000)	$(29,779)

TBA       To Be Announced

Balanced Portfolio

Portfolio of Investments

Third Quarter Report

June 30, 2006 (unaudited)

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (28.1%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.375%, 4/20/25-6/20/25	$	(h)	411	$412
5.125%, 11/20/25-12/20/27		(h)	149	150
5.375%, 2/20/25-1/20/28		(h)	225	226
				788
Agency Fixed Rate Mortgages (6.0%)
Federal National Mortgage Association
Zero Coupon, 5/1/36-7/1/36		(h)	1,250	1,292
7.00%, 6/1/34-3/1/36			1,575	1,612
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 9/1/17			34	36
10.50%, 8/1/19-12/1/19			91	101
11.00%, 5/1/20-9/1/20			43	46
12.00%, 3/1/15			38	42
Federal Home Loan Mortgage Corporation, Gold Pools:
7.50%, 8/1/20-11/1/32			611	632
8.00%, 2/1/21-8/1/31			462	487
9.50%, 12/1/22			42	46
10.00%, 12/1/19			37	40
August TBA
5.50%, 7/1/20-8/15/20		(i)	2,300	2,254
Federal National Mortgage Association, Conventional Pools:
6.50%, 4/1/32-7/1/32			416	420
7.00%, 3/1/18-12/1/35			6,337	6,492
7.50%, 11/1/29-9/1/35			1,247	1,291
8.00%, 2/1/30-5/1/32			544	575
8.50%, 6/1/30-12/1/30			334	360
9.50%, 11/1/20-4/1/30			345	377
10.00%, 1/1/10-1/1/20			46	51
10.50%, 12/1/16-4/1/22			221	239
11.50%, 11/1/19			4	4
12.50%, 9/1/15			19	21
August TBA
7.00%, 8/25/36		(i)	700	716
Government National Mortgage Association, Various Pools:
9.50%, 10/15/18-11/15/21			114	124
10.00%, 11/15/09-12/15/21			340	372
10.50%, 2/15/20-12/15/20			67	74
11.00%, 1/15/19			69	75
				17,779
Asset Backed Corporates (3.4%)
ACE Securities Corp.
5.642%, 5/25/34		(h)	220	221
Aegis Asset Backed Securities Trust
5.42%, 8/25/35		(h)	119	119
5.43%, 10/25/35		(h)	151	151
American Express Credit Account Master Trust
5.31%, 12/15/09		(h)	550	551
Asset Backed Funding Certificates
5.40%, 1/25/35		(h)	19	19
Bear Stearns Asset Backed Securities, Inc.
5.44%, 8/25/35			152	152
5.52%, 9/25/34			127	127
5.54%, 3/25/35			293	293
Capital Auto Receivables Asset Trust
3.35%, 2/15/08			250	248
5.28%, 1/15/08		(h)	196	196
Carrington Mortgage Loan Trust
4.97%, 9/25/35		(h)	208	208
5.40%, 6/25/35		(h)	55	55
5.44%, 10/25/35		(h)	274	274

5.45%, 2/25/35	(h)	6	6
Countrywide Asset-Backed Certificates
5.47%, 5/25/36	(h)	495	496
Equifirst Mortgage Loan Trust
5.38%, 4/25/35	(h)	37	37
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 2/25/36	(h)	433	433
5.42%, 7/25/35	(h)	224	225
5.44%, 10/25/35	(h)	383	383
GE Capital Credit Card Master Note Trust
5.24%, 9/15/10	(h)	350	350
GE Dealer Floorplan Master Note Trust
5.32%, 7/20/08	(h)	300	300
5.35%, 7/20/09	(h)	450	451
GSAMP Trust
5.41%, 4/25/35	(h)	17	17
5.49%, 11/25/34	(h)	90	90
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		83	83
J.P. Morgan Chase Commercial Mortgage Securities Corp.
5.38%, 4/16/19	(e)(h)	55	55
Long Beach Mortgage Loan Trust
5.40%, 4/25/35	(h)	5	5
Mastr Asset Backed Securities Trust
5.41%, 3/25/35	(h)	48	48
MBNA Credit Card Master Note Trust
5.34%, 2/16/10	(h)	500	501
MBNA Master Credit Card Trust USA
7.80%, 10/15/12		900	975
Merrill Lynch Mortgage Investors, Inc.
5.52%, 6/25/35	(h)	88	88
New Century Home Equity Loan Trust
5.58%, 11/25/34	(h)	400	401
Novastar Home Equity Loan
5.44%, 6/25/35	(h)	89	89
Option One Mortgage Loan Trust
5.62%, 11/25/34	(h)	213	213
Ownit Mortgage Loan Asset Backed Certificates
5.43%, 3/25/36	(h)	45	45
Park Place Securities, Inc.
5.40%, 6/25/35	(h)	21	21
RAAC Series
5.42%, 9/25/45	(h)	305	305
Residential Asset Mortgage Products, Inc.
5.43%, 1/25/35	(h)	36	36
Saxon Asset Securities Trust
5.41%, 10/25/35	(h)	119	119
Securitized Asset Backed Receivables LLC Trust
5.39%, 12/25/35	(h)	278	279
SLM Student Loan Trust
5.12%, 10/25/12	(h)	104	104
Specialty Underwriting & Residential Finance
5.43%, 12/25/35	(h)	64	64
Structured Asset Investment Loan Trust
5.42%, 7/25/35	(h)	197	198
5.52%, 6/25/35	(h)	35	35
Structured Asset Securities Corp.
5.52%, 6/25/35	(h)	475	475
TERRA
5.33%, 6/15/17	(e)(h)	240	240
Terwin Mortgage Trust
5.44%, 7/25/35	(e)(h)	108	108
5.71%, 11/25/35	(h)	24	24
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		100	96
			10,009
Collateralized Mortgage Obligations- Agency Collateral Series (0.5%)
Countrywide Alternative Loan Trust
IO
Zero Coupon, 3/20/46		2,358	115

0.48%, 2/25/37		2,340	128
1.92%, 12/20/35	(e)(h)	6,583	245
Countrywide Home Loan Mortgage Pass Through Trust
IO
Zero Coupon, 2/25/35		2,889	59
Federal Home Loan Mortgage Corporation
Inv FI IO
3.35%, 10/15/29	(h)	63	1
21.00%, 11/15/07	(h)	6	1
Inv FI IO PAC
4.85%, 3/15/08	(h)	41	1
5.90%, 2/15/08	(h)	75	2
IO
5.00%, 6/15/17		318	37
6.50%, 3/15/33		189	48
7.50%, 12/1/29		135	38
8.00%, 1/1/28-6/1/31		41	10
Federal National Mortgage Association
0.72%, 3/25/36		2,837	74
Inv FI IO
2.23%, 2/17/31	(h)	501	24
3.35%, 3/18/30	(h)	40	1
4.91%, 10/25/07	(h)	110	2
IO
5.00%, 2/25/15		305	12
5.50%, 6/25/26		193	6
6.00%, 8/25/32-7/25/33		176	39
6.50%, 6/1/31-6/25/33		374	94
7.00%, 4/25/33		129	34
8.00%, 4/1/24-12/1/31		490	120
9.00%, 11/1/26		53	16
IO PAC
8.00%, 8/18/27		112	26
Government National Mortgage Association
Inv FI IO
2.79%, 4/16/29	(h)	296	13
3.39%, 8/16/29	(h)	165	10
Greenpoint Mortgage Funding Trust
IO
Zero Coupon, 8/25/45-10/25/45		3,930	121
Harborview Mortgage Loan Trust
PO
Zero Coupon, 3/19/37		@—	@—
Harborview Mortgage Loan Trust
IO
0.70%, 6/19/35	(h)	2,298	51
1.01%, 5/19/35	(h)	3,458	84
1.34%, 3/19/37	(h)	2,216	109
Indymac Index Mortgage Loan Trust
IO
0.30%, 7/25/35	(h)	1,886	58
			1,579
Finance (1.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	265	271
American General Finance Corp.
4.625%, 5/15/09-9/1/10		80	78
AXA Financial, Inc.
6.50%, 4/1/08		60	61
CIT Group, Inc.
3.65%, 11/23/07		80	78
Countrywide Home Loans, Inc.
3.25%, 5/21/08		165	158
EOP Operating LP
6.76%, 6/15/07		20	20
7.50%, 4/19/29		50	53
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	290	322
General Electric Capital Corp.
4.25%, 12/1/10		80	76

6.75%, 3/15/32		120	128
Goldman Sachs Group, Inc.
5.25%, 10/15/13		25	24
HSBC Finance Corp.
5.875%, 2/1/09		345	347
JPMorgan Chase & Co.
7.00%, 11/15/09		255	264
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		190	185
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	200	194
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33		215	187
MBNA Corp.
5.58%, 5/5/08	(h)	140	141
Nationwide Building Society
4.25%, 2/1/10	(e)	155	148
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		100	98
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		90	89
Reckson Operating Partnership LP
5.15%, 1/15/11		75	72
Residential Capital Corp.
6.375%, 6/30/10		230	227
SLM Corp.
4.00%, 1/15/10		120	113
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		125	124
Two-Rock Pass Through Trust
6.10%, 12/31/49	(e)(h)	100	99
USB Capital IX
6.19%, 12/31/49	(h)	195	191
Wachovia Capital Trust Ill
5.80%, 8/29/49	(h)	565	549
Washington Mutual, Inc.
8.25%, 4/1/10		175	188
World Financial Properties
6.91%, 9/1/13	(e)	275	284
Xlliac Global Funding
4.80%, 8/10/10	(e)	155	149
			4,918
Industrials (1.9%)
Abitibi-Consolidated, Inc.
8.85%, 8/1/30	(c)	170	144
AmerisourceBergen Corp.
5.625%, 9/15/12	(e)	55	53
AT&T Corp.
8.00%, 11/15/31		160	184
Bowater Canada Finance Corp.
7.95%, 11/15/11	(c)	225	215
Brookfield Asset Management, Inc.
7.125%, 6/15/12		125	132
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		54	50
Caterpillar Financial Services Corp.
3.625%, 11/15/07		30	29
5.26%, 8/20/07	(h)	150	150
Clorox Co.
5.44%, 12/14/07	(h)	140	140
Comcast Cable Communications, Inc.
6.75%, 1/30/11		40	41
ConAgra Foods, Inc.
7.00%, 10/1/28		45	46
8.25%, 9/15/30		55	64
Consumers Energy Co.
4.00%, 5/15/10	(c)	30	28
4.80%, 2/17/09		80	78
Cooper Industries, Inc.
5.25%, 11/15/12		105	102

DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31	(c)	65	74
Delhaize America Inc.
9.00%, 4/15/31		85	94
Deutsche Telekom International Finance BV
8.25%, 6/15/30		70	81
Echostar DBS Corp.
6.375%, 10/1/11		145	139
6.625%, 10/1/14		35	33
FBG Finance Ltd.
5.125%, 6/15/15	(e)	115	105
FedEx Corp.
2.65%, 4/1/07		75	73
France Telecom S.A.
8.50%, 3/1/31		110	133
General Motors Acceptance Corp.
6.875%, 9/15/11		320	306
General Motors Corp.	(c)
8.375%, 7/15/33		435	352
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)(k)	320	@—
Health Net, Inc.
9.875%, 4/15/11		165	185
Hewlett Packard Company
5.34%, 5/22/09	(h)	85	85
Hyatt Equities LLC
6.875%, 6/15/07	(e)	125	126
ICI Wilmington, Inc.
4.375%, 12/1/08		65	63
Interpublic Group of Cos., Inc.
5.40%, 11/15/09		85	78
Kerr-McGee Corp.
5.875%, 9/15/06		35	35
Lenfest Communications, Inc.
7.625%, 2/15/08		180	185
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)	80	76
Limited Brands
6.95%, 3/1/33		70	67
Miller Brewing Co.
4.25%, 8/15/08	(e)	110	107
Mohawk Industries, Inc.
7.20%, 4/15/12		65	67
News America Holdings, Inc.
7.75%, 2/1/24		105	113
Norfolk Southern Corp.
7.35%, 5/15/07		75	76
Northrop Grumman Corp.
4.08%, 11/16/06		80	80
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		25	24
Pilgrim’s Pride Corp.
9.625%, 9/15/11		30	31
Reynolds American Inc.
7.25%, 6/1/13	(e)	105	103
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	70	66
SBC Communications Inc.
6.15%, 9/15/34		70	64
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)	160	153
Sprint Capital Corp.
8.375%, 3/15/12		75	83
8.75%, 3/15/32		15	18
Systems 2001 Asset Trust LLC
6.66%, 9/15/13	(e)	167	172
Telecom Italia Capital S.A.
4.00%, 1/15/10		155	145
Telefonica Europe BV
8.25%, 9/15/30		65	74

Tyco International Group S.A.
5.80%, 8/1/06		20	20
Union Pacific Corp.
6.625%, 2/1/08		45	46
6.79%, 11/9/07		35	35
Viacom Inc.
6.875%, 4/30/36	(e)	110	106
WellPoint, Inc.
3.75%, 12/14/07		30	29
6.80%, 8/1/12		50	52
WPP Finance UK Corp.
5.875%, 6/15/14	(c)	75	73
Yum! Brands, Inc.
8.875%, 4/15/11		50	56
			5,539
Mortgages - Other (3.8%)
Banc of America Funding Corp.
5.62%, 9/20/35	(h)	314	316
Countrywide Alternative Loan Trust
5.53%, 11/20/35	(h)	351	353
5.58%, 3/20/46	(h)	359	360
5.59%, 7/25/46	(h)	345	346
Countrywide Home Loan Mortgage Pass Through Trust
5.62%, 3/25/35	(h)	111	111
Downey Savings & Loan Association Mortgage Loan Trust
5.08%, 3/19/45	(h)	565	565
Federal National Mortgage Association
0.60%, 7/25/36		425	439
Federal National Mortgage Association PAC
8.50%, 9/25/20		18	19
Greenpoint Mortgage Funding Trust
5.64%, 8/25/35	(h)	520	521
Harborview Mortgage Loan Trust
5.57%, 7/19/45	(h)	195	195
5.63%, 11/19/35	(h)	326	328
5.93%, 7/20/46	(h)	375	375
Impac CMB Trust
5.57%, 6/25/34	(h)	220	220
Indymac Index Mortgage Loan Trust
Zero Coupon, 6/25/46	(h)	545	547
5.44%, 7/25/46	(h)	525	526
Luminent Mortgage Capital, Inc.
5.56%, 4/25/36	(h)	372	373
5.57%, 5/25/36	(h)	343	345
Merrill Lynch Mortgage Investors, Inc.
5.44%, 8/25/35	(h)	290	290
Residential Accredit Loans, Inc.
5.55%, 5/25/46	(h)	225	225
5.58%, 2/25/46	(h)	208	208
5.59%, 2/25/46	(h)	199	200
Ryland Acceptance Corp. IV
6.65%, 7/1/11		7	7
Structured Asset Mortgage Investments, Inc.
5.41%, 7/25/36		625	625
5.51%, 2/25/36	(h)	211	211
5.59%, 4/25/36	(h)	636	636
Wamu Alternative Mortgage Pass-Through Certificates
5.08%, 4/25/46	(h)	417	421
5.42%, 5/25/46	(h)	303	303
Washington Mutual, Inc.
5.59%, 4/25/45	(h)	324	325
5.61%, 8/25/45	(h)	214	215
5.57%, 11/25/45-12/25/45	(h)	885	887
5.58%, 7/25/44-10/25/45	(h)	393	394
Zuni Mortgage Loan Trust
5.48%, 7/25/36	(h)	425	425
			11,311
Sovereign (0.1%)
Mexican Bonos
10.00%, 12/5/24	MXN	1,890	175

U.S. Treasury Securities (9.9%)
U.S. Treasury Bonds
6.25%, 5/15/30	$	(c)	4,140	4,691
8.125%, 8/15/19		(c)	2,100	2,659
U.S. Treasury Notes
3.625%, 5/15/13		(c)	6,920	6,332
3.875%, 2/15/13			1,170	1,089
U.S. Treasury Strips
IO
Zero Coupon, 5/15/16-5/15/21		(c)	30,380	14,685
				29,456
Utilities (0.5%)
Arizona Public Service Co.
5.80%, 6/30/14			150	145
CC Funding Trust I
6.90%, 2/16/07			115	116
Cincinnati Gas & Electric Co.
5.70%, 9/15/12			70	69
Consolidated Natural Gas Co.
5.00%, 12/1/14			80	74
6.25%, 11/1/11			85	86
Detroit Edison Co.
6.125%, 10/1/10			60	60
Entergy Gulf States, Inc.
3.60%, 6/1/08			45	43
5.63%, 12/1/09		(e)(h)	75	74
6.02%, 12/8/08		(h)	105	105
Kinder Morgan Finance
5.70%, 1/5/16		(c)	125	109
Kinder Morgan Inc.
5.125%, 11/15/14			40	37
Monongahela Power Co.
5.00%, 10/1/06			60	60
NiSource Finance Corp.
5.76%, 11/23/09		(h)	85	85
Ohio Power Corp.
6.00%, 6/1/16			110	109
Pacific Gas & Electric Co.
6.05%, 3/1/34			55	52
Plains All American Pipeline LP
6.70%, 5/15/36		(e)	110	107
PSEG Energy Holdings LLC
8.625%, 2/15/08		(c)	65	67
Sempra Energy
4.62%, 5/17/07			75	74
Texas Eastern Transmission LP
7.00%, 7/15/32			70	75
Wisconsin Electric Power Co.
3.50%, 12/1/07			30	29
				1,576
Total Fixed Income Securities (Cost $87,538)				83,130

	Shares
Common Stocks (57.1%)
Aerospace & Defense (1.6%)
Boeing Co.	11,650	954
General Dynamics Corp.	4,800	314
Honeywell International, Inc.	12,700	512
Lockheed Martin Corp.	5,450	391
Northrop Grumman Corp.	11,540	739
Raytheon Co.	16,130	719
Rockwell Collins, Inc.	1,500	84
United Technologies Corp.	14,600	926
		4,639
Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	13,720	731
Expeditors International Washington, Inc.	15,600	874
FedEx Corp.	2,250	263
United Parcel Service, Inc.	8,700	716
		2,584

Airlines (0.0%)
Southwest Airlines Co.		7,150	117
Automobiles (0.1%)
Ford Motor Co.		100	1
Honda Motor Co., Ltd. ADR		12,170	387
			388
Beverages (1.2%)
Anheuser-Busch Cos., Inc.		7,838	357
Brown-Forman Corp., Class B		900	64
Coca-Cola Co. (The)		37,060	1,594
Coca-Cola Enterprises, Inc.		3,903	80
Diageo plc ADR		5,310	359
Pepsi Bottling Group, Inc.		2,140	69
PepsiCo., Inc.		16,325	980
			3,503
Biotechnology (0.8%)
Amgen, Inc.	(a)	14,260	930
Applera Corp. - Applied Biosystems Group		7,940	257
Biogen Idec, Inc.	(a)	3,836	178
Genentech, Inc.	(a)	8,638	706
Genzyme Corp.	(a)	1,800	110
Gilead Sciences, Inc.	(a)	3,200	189
Medimmune, Inc.	(a)	1,470	40
			2,410
Building Products (0.2%)
American Standard Cos., Inc.		3,850	167
Masco Corp.		10,050	298
			465
Capital Markets (1.8%)
Bank of New York Co., Inc. (The)		3,490	112
Bear Stearns Cos., Inc. (The)		1,800	252
Charles Schwab Corp. (The)		50,521	807
Franklin Resources, Inc.		5,780	502
Goldman Sachs Group, Inc.		6,640	999
Lehman Brothers Holdings, Inc.		7,074	461
Mellon Financial Corp.		1,840	63
Merrill Lynch & Co., Inc.		21,530	1,498
Northern Trust Corp.		670	37
State Street Corp.		10,750	625
			5,356
Chemicals (0.6%)
Bayer AG ADR		25,310	1,162
E.I. du Pont de Nemours & Co.		11,500	478
Tronox, Inc.		207	3
			1,643
Commercial Banks (1.4%)
Ameriprise Financial, Inc.		2,160	97
Bank of America Corp.		46,110	2,218
BB&T Corp.		750	31
Comerica, Inc.		540	28
Fifth Third Bancorp.		9,890	365
KeyCorp.		340	12
Marshall & Ilsley Corp.		870	40
National City Corp.		1,720	62
PNC Financial Services Group, Inc.		7,700	540
Regions Financial Corp.		1,474	49
SunTrust Banks, Inc.		810	62
Synovus Financial Corp.		1,420	38
U.S. Bancorp		5,090	157
Wachovia Corp.		4,469	242
Wells Fargo & Co.		4,470	300
			4,241
Commercial Services & Supplies (0.9%)
ACCO Brands Corp.	(a)	376	8
Apollo Group, Inc., Class A	(a)	14,200	734
Corporate Executive Board Co.		9,199	922
H&R Block, Inc.		1,100	26
Iron Mountain, Inc.	(a)	14,217	531
Monster Worldwide, Inc.	(a)	12,953	553
			2,774

Communications Equipment (1.3%)
Avaya, Inc.	(a)	4,456	51
Cisco Systems, Inc.	(a)	80,574	1,574
Comverse Technology, Inc.	(a)	2,200	43
Corning, Inc.	(a)	16,025	388
JDS Uniphase Corp.	(a)	14,366	36
Lucent Technologies, Inc.	(a)	49,036	119
Motorola, Inc.		39,052	787
QLogic Corp.	(a)	2,314	40
Qualcomm, Inc.		19,524	782
Tellabs, Inc.	(a)	5,000	66
			3,886
Computers & Peripherals (2.1%)
Apple Computer, Inc.	(a)	18,754	1,071
Dell, Inc.	(a)	63,144	1,541
EMC Corp.	(a)	29,050	319
Hewlett-Packard Co.		40,292	1,276
International Business Machines Corp.		20,015	1,538
Lexmark International, Inc., Class A	(a)	1,215	68
Network Appliance, Inc.	(a)	3,929	139
Sun Microsystems, Inc.	(a)	48,734	202
			6,154
Construction Materials (0.2%)
Cemex		8,947	510
Consumer Finance (0.6%)
American Express Co.		29,619	1,576
Capital One Financial Corp.		2,173	186
SLM Corp.		300	16
			1,778
Diversified Financial Services (2.9%)
Brookfield Asset Management, Inc.		43,950	1,785
Chicago Mercantile Exchange Holdings, Inc.		1,260	619
Citigroup, Inc.		61,065	2,946
JPMorgan Chase & Co.		55,476	2,330
Moody’s Corp.		19,082	1,039
			8,719
Diversified Telecommunication Services (0.8%)
Embarq Corp.	(a)	5,095	209
France Telecom S.A. ADR		18,470	404
Sprint Nextel Corp.		42,646	852
Verizon Communications, Inc.		25,294	847
			2,312
Electric Utilities (1.0%)
AES Corp. (The)	(a)	5,500	101
American Electric Power Co., Inc.		11,990	411
Consolidated Edison, Inc.		1,600	71
Edison International		2,300	90
Entergy Corp.		9,765	691
Exelon Corp.		5,500	313
FirstEnergy Corp.		8,440	457
FPL Group, Inc.		3,900	161
PPL Corp.		3,200	103
Progress Energy, Inc.		1,600	69
Southern Co. (The)		6,400	205
TXU Corp.		4,600	275
			2,947
Electrical Equipment (0.2%)
American Power Conversion Corp.		2,050	40
Cooper Industries Ltd., Class A		550	51
Emerson Electric Co.		5,850	490
Rockwell Automation, Inc.		1,300	94
			675
Electronic Equipment & Instruments (0.1%)
Agilent Technologies, Inc.	(a)	6,218	196
Jabil Circuit, Inc.		3,252	83
Molex, Inc.		1,850	62
Sanmina-SCI Corp.	(a)	5,348	25
Solectron Corp.	(a)	12,249	42
			408

Energy Equipment & Services (0.9%)
AmSouth Bancorp.		1,480	39
Baker Hughes, Inc.		3,960	324
BJ Services Co.		3,280	122
Halliburton Co.		5,084	378
Nabors Industries Ltd.	(a)	2,900	98
Schlumberger Ltd.		20,260	1,319
Transocean, Inc.	(a)	3,090	248
			2,528
Food & Staples Retailing (1.3%)
Costco Wholesale Corp.		22,401	1,280
CVS Corp.		4,740	145
Kroger Co. (The)		15,758	344
Safeway, Inc.		2,402	62
Supervalu Inc		419	13
Sysco Corp.		3,790	116
Wal-Mart Stores, Inc.		35,954	1,732
Walgreen Co.		5,989	269
			3,961
Food Products (0.9%)
Archer-Daniels-Midland Co.		6,102	252
Cadbury Schweppes plc ADR		11,040	429
Campbell Soup Co.		3,620	134
ConAgra Foods, Inc.		9,611	212
General Mills, Inc.		3,567	184
Heinz (H.J.) Co.		3,659	151
Hershey Co. (The)		2,628	145
Kellogg Co.		3,693	179
Sara Lee Corp.		7,678	123
Unilever N.V. (NY Shares)		33,200	749
W.M. Wrigley Jr. Co.		2,171	98
			2,656
Gas Utilities (0.0%)
Sempra Energy		1,600	73
Health Care Equipment & Supplies (1.3%)
Bard (C.R.), Inc.		2,600	190
Bausch & Lomb, Inc.		800	39
Baxter International, Inc.		10,950	403
Becton Dickinson & Co.		4,670	285
Biomet, Inc.		4,490	141
Boston Scientific Corp.	(a)	22,515	379
Dade Behring Holdings, Inc.		11,500	479
Hospira, Inc.	(a)	1,277	55
Medtronic, Inc.		22,520	1,057
Millipore Corp.	(a)	400	25
St. Jude Medical, Inc.	(a)	7,820	254
Stryker Corp.		7,820	329
Thermo Electron Corp.	(a)	1,862	67
Waters Corp.	(a)	740	33
Zimmer Holdings, Inc.	(a)	4,580	260
			3,996
Health Care Providers & Services (2.0%)
Aetna, Inc.	(c)	11,640	465
AmerisourceBergen Corp.	(c)	4,680	196
Cardinal Health, Inc.		7,960	512
CIGNA Corp.		5,070	499
Express Scripts, Inc.	(a)	3,000	215
HCA, Inc.		8,900	384
Health Management Associates, Inc., Class A		4,900	97
Humana, Inc.	(a)	3,000	161
IMS Health, Inc.		5,100	137
Manor Care, Inc.		1,200	56
McKesson Corp.		5,410	256
Medco Health Solutions, Inc.	(a)	4,617	264
Quest Diagnostics, Inc.		3,700	222
Tenet Healthcare Corp.	(a)	7,000	49
UnitedHealth Group, Inc.		39,180	1,755
WellPoint, Inc.	(a)	10,400	757
			6,025

Hotels Restaurants & Leisure (1.2%)
Carnival Corp.		9,700	405
Harrah’s Entertainment, Inc.		3,250	231
Marriott International, Inc., Class A		23,634	901
McDonald’s Corp.		28,900	971
Starbucks Corp.	(a)	14,400	544
Starwood Hotels & Resorts Worldwide Inc		5,000	302
Yum! Brands, Inc.		6,300	316
			3,670
Household Durables (0.4%)
Black & Decker Corp.		400	34
Centex Corp.		600	30
Fortune Brands, Inc.		700	50
KB Home		400	18
Leggett & Platt, Inc.		900	23
Newell Rubbermaid, Inc.		1,200	31
Pulte Homes, Inc.		29,850	859
Stanley Works (The)		100	5
Whirlpool Corp.		400	33
			1,083
Household Products (1.2%)
Clorox Co.		2,517	153
Colgate Palmolive Co.		6,092	365
Kimberly-Clark Corp.		5,700	352
Procter & Gamble Co.		48,120	2,676
			3,546
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.		1,600	87
Industrial Conglomerates (2.7%)
3M Co.		10,100	816
General Electric Co.	(c)	172,930	5,700
Siemens AG		7,800	677
Textron, Inc.		1,650	152
Tyco International Ltd.		27,800	764
			8,109
Insurance (2.9%)
ACE Ltd.		3,320	168
Aegon N.V. (NY Shares)		10,590	181
Aflac, Inc.		4,660	216
Allstate Corp. (The)		6,440	352
AMBAC Financial Group, Inc.		550	45
American International Group, Inc.		20,930	1,236
AON Corp.		1,700	59
Berkshire Hathaway, Inc., Class B	(a)	333	1,013
Chubb Corp.		15,510	774
Cincinnati Financial Corp.		525	25
Hartford Financial Services Group, Inc.		8,500	719
Lincoln National Corp.		2,859	161
Loews Corp.		3,560	126
Manulife Financial Corp.		1,400	44
Marsh & McLennan Cos., Inc.		31,870	857
MBIA, Inc.		2,060	121
Metlife, Inc.		6,790	348
Principal Financial Group		3,370	188
Progressive Corp. (The)		8,440	217
Prudential Financial, Inc.		4,500	350
St. Paul Travelers Cos., Inc. (The)		22,336	996
XL Capital Ltd., Class A		6,350	389
			8,585
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.	(a)	26,100	1,010
eBay, Inc.	(a)	60,950	1,785
			2,795
Internet Software & Services (1.4%)
Akamai Technologies, Inc.	(a)	12,161	440
Google, Inc., Class A	(a)	4,985	2,090
Yahoo!, Inc.	(a)	52,140	1,721
			4,251
IT Services (0.6%)
Automatic Data Processing, Inc.		700	32
Electronic Data Systems Corp.		700	17

First Data Corp.		24,200	1,090
Paychex, Inc.		13,760	536
			1,675
Leisure Equipment & Products (0.0%)
Brunswick Corp.		500	17
Eastman Kodak Co.		1,300	31
Mattel, Inc.		2,000	33
			81
Machinery (1.1%)
Caterpillar, Inc.		10,500	782
Danaher Corp.		4,100	264
Deere & Co.		3,050	255
Dover Corp.		3,950	195
Eaton Corp.		2,400	181
Illinois Tool Works, Inc.		9,600	456
Ingersoll-Rand Co., Ltd., Class A		11,970	512
ITT Industries, Inc.		2,600	129
Paccar, Inc.		2,725	224
Parker Hannifin Corp.		1,900	147
			3,145
Media (1.9%)
Clear Channel Communications, Inc.		27,200	842
Comcast Corp., Class A	(a)	7,520	246
Getty Images, Inc.	(a)	8,604	546
Grupo Televisa S.A.		36,800	711
International Game Technology		15,800	600
Interpublic Group of Cos., Inc.	(a)	50	@—
Live Nation	(a)	263	5
McClatchy Company		26	1
McGraw-Hill Cos., Inc. (The)		10,049	505
New York Times Co., Class A		50	1
Omnicom Group, Inc.		50	5
Time Warner, Inc.		56,353	975
Viacom, Inc.	(a)	13,725	491
Walt Disney Co.		23,180	695
			5,623
Metals & Mining (0.2%)
Newmont Mining Corp.		9,943	526
Multi-Utilities (0.4%)
Ameren Corp.		1,600	81
Dominion Resources, Inc./VA		2,300	172
DTE Energy Co.		1,600	65
Duke Energy Corp.		9,728	286
KeySpan Corp.		1,800	73
PG&E Corp.		3,900	153
Public Service Enterprise Group, Inc.		1,600	106
Williams Cos., Inc.		5,200	121
			1,057
Multiline Retail (0.7%)
Family Dollar Stores, Inc.		50	1
Federated Department Stores, Inc.		100	4
Kohl’s Corp.	(a)	3,440	203
Sears Holdings Corp.	(a)	11,300	1,750
			1,958
Office Electronics (0.0%)
Xerox Corp.	(a)	9,054	126
Oil, Gas & Consumable Fuels (6.1%)
Amerada Hess Corp.		2,910	154
Anadarko Petroleum Corp.		5,140	245
Apache Corp.		3,586	245
BP plc ADR		9,020	628
Chevron Corp.		24,457	1,518
ConocoPhillips		29,079	1,905
Devon Energy Corp.		4,900	296
EOG Resources, Inc.		2,200	153
Exxon Mobil Corp.		69,551	4,267
Hugoton Royalty Trust		131	4
Kerr-McGee Corp.		2,260	157
Kinder Morgan, Inc.		1,200	120
LUKOIL		19,400	1,614

Marathon Oil Corp.		5,220	435
Monsanto Co.		19,970	1,681
OAO Gazprom (Registered) ADR		36,126	1,519
Occidental Petroleum Corp.		3,934	403
Royal Dutch Shell plc ADR		10,500	703
Ultra Petroleum Corp.	(a)	29,220	1,732
Valero Energy Corp.		5,400	359
XTO Energy, Inc.		2,400	106
			18,244
Personal Products (0.1%)
Avon Products, Inc.		5,490	170
Pharmaceuticals (4.4%)
Abbott Laboratories		34,146	1,489
Allergan, Inc.		1,160	125
Bristol-Myers Squibb Co.		59,471	1,538
Eli Lilly & Co.		26,440	1,461
Forest Laboratories, Inc.	(a)	3,210	124
GlaxoSmithKline plc ADR		7,410	414
Johnson & Johnson		27,760	1,663
King Pharmaceuticals, Inc.	(a)	1,030	18
Merck & Co., Inc.		18,800	685
Pfizer, Inc.		87,971	2,065
Roche Holding AG ADR		10,130	841
Sanofi-Aventis ADR		7,010	341
Schering-Plough Corp.		58,550	1,114
Wyeth		25,317	1,124
			13,002
Road & Rail (0.2%)
Burlington Northern and Santa Fe Railway Co.		2,700	214
CSX Corp.		2,450	173
Norfolk Southern Corp.		2,950	157
Union Pacific Corp.		1,950	181
			725
Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.	(a)	4,722	115
Altera Corp.	(a)	5,229	92
Analog Devices, Inc.		4,092	132
Applied Materials, Inc.		18,963	309
Broadcom Corp., Class A	(a)	5,630	169
Freescale Semiconductor, Inc., Class B	(a)	3,669	108
Intel Corp.		90,316	1,711
KLA-Tencor Corp.		2,410	100
Linear Technology Corp.		3,158	106
LSI Logic Corp.	(a)	460	4
Maxim Integrated Products, Inc.		3,714	119
Micron Technology, Inc.	(a)	31,276	471
National Semiconductor Corp.		4,806	115
Novellus Systems, Inc.	(a)	2,028	50
Nvidia Corp.	(a)	4,500	96
Teradyne, Inc.	(a)	1,455	20
Texas Instruments, Inc.		18,978	575
Xilinx, Inc.		3,760	85
			4,377
Software (0.6%)
Accelr8 Technology Corp.	(a)	233	1
Adobe Systems, Inc.	(a)	500	15
Electronic Arts, Inc.	(a)	17,900	770
Microsoft Corp.		6,700	156
NCR Corp.	(a)	1,108	41
Oracle Corp.	(a)	3,300	48
Symantec Corp.	(a)	45,380	705
			1,736
Specialty Retail (0.1%)
AutoZone, Inc.	(a)	50	4
Home Depot, Inc.		100	4
Lowe’s Cos., Inc.		50	3
Office Depot, Inc.	(a)	4,660	177
RadioShack Corp.		50	1
Sherwin-Williams Co. (The)		50	2
Staples, Inc.		75	2

Tiffany & Co.		50	2
			195
Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	(a)	25,331	758
Jones Apparel Group, Inc.		700	22
Liz Claiborne, Inc.		700	26
Nike, Inc., Class B		1,200	97
VF Corp.		600	41
			944
Thrifts & Mortgage Finance (0.6%)
Countrywide Financial Corp.		1,530	58
Federal Home Loan Mortgage Corporation		14,980	854
Federal National Mortgage Association		2,400	115
Golden West Financial Corp.		740	55
MGIC Investment Corp.		4,295	279
PMI Group, Inc. (The)		3,300	147
Washington Mutual, Inc.		2,710	124
			1,632
Tobacco (1.0%)
Altria Group, Inc.		35,883	2,635
Reynolds American, Inc.		1,100	127
UST, Inc.		1,412	64
			2,826
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.		550	41
Wireless Telecommunication Services (1.5%)
America Movil S.A. de C.V., Series L ADR		32,400	1,078
Crown Castle International Corp.	(a)	16,386	566
Mobile Telesystems OJSC		47,700	1,404
Vimpel-Communications OAO		31,000	1,420
			4,468
Total Common Stocks (Cost $143,973)			169,425
Mutual Funds (6.5%)
iShares MSCI Emerging Markets Index Fund		82,000	7,700
iShares MSCI Hong Kong Index Fund		64,100	867
Ishares MSCI Mexico Index Fund		82,500	3,052
iShares MSCI United Kingdom Index Fund		34,800	732
Streettracks Gold Trust	(a)	113,300	6,937
Total Mutual Funds (Cost $15,752)			19,288
Preferred Stock (0.0%)
Home Ownership Funding Corp. 13.33% (Cost $122)	(e)	500	101

No. of
Contracts
Put Options Purchased (0.0%)
90 Day Euro (0.0%)
6/7 @ $94.25 (cost $25)	98	42

	Face
	Amount
	(000)
Short-Term Investments (15.5%)
Short-Term Debt Securities held as Collateral on Loaned Securities (6.4%)
Alliance & Leicester plc, 5.13%, 7/10/06	$	(h)	593	593
AmSouth Bank, 5.30%, 7/3/06		(h)	1,186	1,186
Bank of America Corp.,
5.31%, 7/3/06		(h)	130	130
5.32%, 7/3/06		(h)	949	949
Bank of New York Co., Inc., 5.16%, 7/10/06		(h)	297	297
Bear Stearns & Co, Inc.,
5.20%, 7/17/06		(h)	593	593
5.37%, 7/3/06		(h)	712	712
BNP Paribas plc, 5.14%, 8/21/06		(h)	593	593
Dekabank Deutsche Girozentrale, 5.10%, 7/19/06		(h)	605	605
Five Finance, Inc., 5.33%, 7/3/06		(h)	593	593
Goldman Sachs Group, Inc.,
5.22%, 7/17/06		(h)	297	297
5.42%, 7/3/06		(h)	558	558
HSBC Finance Corp., 5.13%, 7/6/06		(h)	297	297
Lehman Brothers, Inc., 5.35%, 7/3/06			2,554	2,554
Liberty Lighthouse U.S. Capital Co. LLC, 5.33%, 7/3/06		(h)	297	297

Manufacturers & Traders Trust Co.,
5.25%, 7/19/06	(h)	1,186	1,186
5.34%, 7/31/06	(h)	178	178
Merrill Lynch & Co., 5.07%, 7/26/06	(h)	312	312
National City Bank Cleveland, 5.32%, 7/3/06	(h)	564	564
National Rural Utilities Cooperative Finance Corp., 5.10%, 7/3/06	(h)	1,186	1,186
Nationwide Building Society, 5.55%, 9/28/06	(h)	688	688
Nordea Bank, New York, 5.31%, 7/3/06	(h)	890	890
Skandi New York, 5.14%, 7/10/06	(h)	593	593
SLM Corp., 5.27%, 7/20/06	(h)	593	593
Societe Generale, 5.36%, 7/3/06		178	178
Swedish National Housing Finance Co., 5.02%, 7/18/06		1,031	1,031
Unicredito Italiano Bank (Ireland) plc, 5.16%, 7/10/06	(h)	415	415
Wells Fargo Bank N.A.,
5.30%, 7/3/06	(h)	119	119
5.31%, 7/3/06	(h)	890	890
			19,077
Repurchase Agreement (9.1%)
J.P. Morgan Securities, Inc., 5.10%,
dated 6/30/06, due 7/3/06,
repurchase price $26,886	(f)	26,875	26,875
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills 0.0%, 7/13/06
Zero Coupon, 7/13/06	(j)	149	149
Total Short-Term Investments (Cost $46,101)		46,101	46,101
Total Investments+(107.2%)(Cost 293,511) -
Including $30,223 of Securities Loaned			318,087
Liabilities in Excess of Other Assets (-7.2%)			(21,338)
Net Assets (100%)			$296,749

(a)	Non-income producing security.
(b)	Security is in default.
(c)

All or a portion of security on loan at June 30, 2006. At June 30, 2006 the Portfolio had loaned securities with a total value of $30,223,000. This was secured by collateral of $19,077,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $11,619,000 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the portfolio of investments.

(d)	Security was valued at fair value -At June 30, 2006, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security -certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $795,972,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 2.38% to 6.75%, due 7/15/06 to 3/15/31; Federal National Mortgage Association, 2.38% to 7.13%, due 7/15/06 to 1/15/30; Tennessee Valley Authority, 7.13%, due 5/1/30, which had a total value of $811,894,892. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2006.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Security has been deemed illiquid — At June 30, 2006.
@	Amount less than $500
ADR	American Depositary Receipt
Inv FI	Inverse Float Rate -interest rate flucuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2006
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REIT	Real Estate Investment Trust
TBA	To Be Aannounced
+

At June 30, 2006, the U.S. Federal income tax cost basis of investments was approximately $293,511,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $24,576,000 of which $33,433,000 related to appreciated securities and $8,857,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	(Depreciation) (000)
USD	11,990	$11,990	1/18/07	CNY	92,972	$11,868	$(122)
USD	10,253	10,253	1/18/07	CNY	80,282	10,248	(5)
		$22,243				$22,116	$(127)

CNY — China Renminbi

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Australian Dollar
10yr Bond	37	$19,946	Sep-06	$(20)
British Pound
Long Gilt	14	2,819	Sep-06	(33)
CME S&P 500 EMINI	6	1,919	Sep-06	38
FTSE/JSE TOP 40
(South African Rand)	278	7,621	Sep-06	818
NASDAQ 100 Index	9	1,432	Sep-06	18
TOPIX Index
(Japan)	50	6,945	Sep-06	150
U.S. Treasury
5 yr. Note	68	7,032	Sep-06	(39)
U.S. Treasury
10 yr. Note	46	4,824	Sep-06	(14)
U.S. Treasury
Long Bond	118	12,585	Sep-06	18
Short:
S&P 500 Emini Index	29	1,855	Sep-06	(47)
U.S. Treasury
2 yr. Note	13	2,636	Sep-06	9
U.S. Treasury
10 yr. Note	9	944	Sep-06	4
				$902

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short - Debt Instruments
Federal National Mortgage Association TBA
7.00%, 7/25/36 (Total Proceeds $(2,200))	$(2,150)	$(2,200)

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	August 10, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	August 10, 2006